UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
================================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 95.91%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.31%
          473,000  JONES APPAREL GROUP INCORPORATED                                                             $        14,530,560
          208,400  VF CORPORATION                                                                                        11,532,856

                                                                                                                         26,063,416
                                                                                                                -------------------
BUSINESS SERVICES - 7.92%
          460,000  MANPOWER INCORPORATED                                                                                 21,390,000
          749,000  MICROSOFT CORPORATION                                                                                 19,586,350
          251,800  OMNICOM GROUP INCORPORATED                                                                            21,435,734

                                                                                                                         62,412,084
                                                                                                                -------------------
CHEMICALS & ALLIED PRODUCTS - 7.08%
          607,000  AVON PRODUCTS INCORPORATED                                                                            17,329,850
          305,000  BRISTOL-MYERS SQUIBB COMPANY                                                                           7,008,900
          337,300  COLGATE-PALMOLIVE COMPANY                                                                             18,500,905
          408,600  MERCK & COMPANY INCORPORATED                                                                          12,997,566

                                                                                                                         55,837,221
                                                                                                                -------------------
COMMUNICATIONS - 4.81%
          555,000  COMCAST CORPORATION CLASS A+                                                                          14,257,950
        1,103,000  VODAFONE GROUP PLC ADR                                                                                23,681,410

                                                                                                                         37,939,360
                                                                                                                -------------------
DEPOSITORY INSTITUTIONS - 8.02%
          609,000  BANK OF AMERICA CORPORATION                                                                           28,105,350
          362,600  JP MORGAN CHASE & COMPANY                                                                             14,391,594
          374,270  STATE STREET CORPORATION                                                                              20,749,529

                                                                                                                         63,246,473
                                                                                                                -------------------
EATING & DRINKING PLACES - 5.21%
          604,000  ARAMARK CORPORATION CLASS B                                                                           16,779,120
          721,600  MCDONALD'S CORPORATION                                                                                24,332,352

                                                                                                                         41,111,472
                                                                                                                -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.35%
          761,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                     7,944,840
          887,000  MOLEX INCORPORATED CLASS A                                                                            21,811,330
          680,700  NOKIA OYJ ADR                                                                                         12,456,810

                                                                                                                         42,212,980
                                                                                                                -------------------
FOOD & KINDRED PRODUCTS - 1.58%
          290,100  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 12,462,696
                                                                                                                -------------------
FURNITURE & FIXTURES - 1.73%
          592,600  LEGGETT & PLATT INCORPORATED                                                                          13,606,096
                                                                                                                -------------------
GENERAL MERCHANDISE STORES - 1.25%
          820,200  BIG LOTS INCORPORATED+                                                                                 9,850,602
                                                                                                                -------------------
HEALTH SERVICES - 1.85%
          289,000  HCA INCORPORATED                                                                                      14,594,500
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.47%
            6,630  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                     $        19,462,365
                                                                                                                -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.88%
          504,000  APPLIED MATERIALS INCORPORATED                                                                         9,041,760
          535,800  DOVER CORPORATION                                                                                     21,694,542
          213,800  EATON CORPORATION                                                                                     14,343,842
          403,000  PITNEY BOWES INCORPORATED                                                                             17,026,750

                                                                                                                         62,106,894
                                                                                                                -------------------
INSURANCE CARRIERS - 4.65%
          305,800  ALLSTATE CORPORATION                                                                                  16,534,606
          334,000  MBIA INCORPORATED                                                                                     20,093,440

                                                                                                                         36,628,046
                                                                                                                -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.89%
          388,000  BAXTER INTERNATIONAL INCORPORATED                                                                     14,608,200
          135,000  BECTON DICKINSON & COMPANY                                                                             8,110,800
          646,000  BOSTON SCIENTIFIC CORPORATION+                                                                        15,820,540

                                                                                                                         38,539,540
                                                                                                                -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.56%
          588,000  HASBRO INCORPORATED                                                                                   11,865,840
          561,000  TYCO INTERNATIONAL LIMITED                                                                            16,190,460

                                                                                                                         28,056,300
                                                                                                                -------------------
MISCELLANEOUS RETAIL - 1.33%
          418,685  ZALE CORPORATION+                                                                                     10,529,927
                                                                                                                -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.34%
          441,000  AMERICAN EXPRESS COMPANY                                                                              22,693,860
          446,000  COUNTRYWIDE FINANCIAL CORPORATION                                                                     15,248,740
          184,000  FREDDIE MAC                                                                                           12,024,400

                                                                                                                         49,967,000
                                                                                                                -------------------
PAPER & ALLIED PRODUCTS - 1.89%
          250,000  KIMBERLY-CLARK CORPORATION                                                                            14,912,500
                                                                                                                -------------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.64%
          382,300  EXXON MOBIL CORPORATION                                                                               21,473,791
          246,100  ROYAL DUTCH SHELL PLC ADR CLASS A+                                                                    15,132,689

                                                                                                                         36,606,480
                                                                                                                -------------------
PRIMARY METAL INDUSTRIES - 3.21%
          535,800  ENGELHARD CORPORATION                                                                                 16,154,370
          202,600  HUBBELL INCORPORATED CLASS B                                                                           9,141,312

                                                                                                                         25,295,682
                                                                                                                -------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.48%
          192,200  GANNETT COMPANY INCORPORATED                                                                          11,641,554
                                                                                                                -------------------
TRANSPORTATION BY AIR - 1.86%
          141,900  FEDEX CORPORATION                                                                                     14,671,041
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
TRANSPORTATION EQUIPMENT - 2.37%
          164,000  GENERAL DYNAMICS CORPORATION                                                                 $        18,704,200
                                                                                                                -------------------
WATER TRANSPORTATION - 1.23%
          182,000  CARNIVAL CORPORATION                                                                                   9,731,540
                                                                                                                -------------------

TOTAL COMMON STOCKS (COST $747,477,787)                                                                                 756,189,969
                                                                                                                -------------------

SHORT-TERM INVESTMENTS - 3.94%
       31,071,924  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           31,071,924
                                                                                                                -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,071,924)                                                                          31,071,924
                                                                                                                -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $778,549,711)*                                    99.85%                                                  $       787,261,893

OTHER ASSETS AND LIABILITIES, NET                        0.15                                                             1,164,034
                                                       ------                                                   -------------------

TOTAL NET ASSETS                                       100.00%                                                  $       788,425,927
                                                       ------                                                   -------------------

+  NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,071,924.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 95.75%
APPAREL & ACCESSORY STORES - 5.23%
           95,700  CHICO'S FAS INCORPORATED+                                                                    $         4,204,101
          144,600  NORDSTROM INCORPORATED                                                                                 5,408,040

                                                                                                                          9,612,141
                                                                                                                -------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 4.24%
          100,000  FASTENAL COMPANY                                                                                       3,919,000
           95,700  HOME DEPOT INCORPORATED                                                                                3,873,936

                                                                                                                          7,792,936
                                                                                                                -------------------

BUSINESS SERVICES - 16.60%
          104,000  ADOBE SYSTEMS INCORPORATED+                                                                            3,843,840
           96,100  CHECKFREE CORPORATION+                                                                                 4,410,990
          152,000  ELECTRONIC DATA SYSTEMS CORPORATION                                                                    3,654,080
          120,000  MCAFEE INCORPORATED+                                                                                   3,255,600
          232,900  MICROSOFT CORPORATION                                                                                  6,090,335
          139,300  ROBERT HALF INTERNATIONAL INCORPORATED                                                                 5,278,077
          101,000  YAHOO! INCORPORATED+                                                                                   3,957,180

                                                                                                                         30,490,102
                                                                                                                -------------------

CHEMICALS & ALLIED PRODUCTS - 10.54%
           49,600  GENENTECH INCORPORATED+                                                                                4,588,000
           50,000  GENZYME CORPORATION+                                                                                   3,539,000
          105,100  GILEAD SCIENCES INCORPORATED+                                                                          5,531,413
           98,300  PROCTER & GAMBLE COMPANY                                                                               5,689,604

                                                                                                                         19,348,017
                                                                                                                -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.06%
          109,000  AMPHENOL CORPORATION CLASS A                                                                           4,824,340
          259,600  CISCO SYSTEMS INCORPORATED+                                                                            4,444,352
          185,100  COMVERSE TECHNOLOGY INCORPORATED+                                                                      4,921,809
          135,100  GENERAL ELECTRIC COMPANY                                                                               4,735,255
          201,800  INTEL CORPORATION                                                                                      5,036,928
           50,700  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               3,769,545
          112,000  TEXAS INSTRUMENTS INCORPORATED                                                                         3,591,840

                                                                                                                         31,324,069
                                                                                                                -------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.11%
           49,600  FORTUNE BRANDS INCORPORATED                                                                            3,869,792
                                                                                                                -------------------

FOOD & KINDRED PRODUCTS - 2.10%
           65,200  PEPSICO INCORPORATED                                                                                   3,852,016
                                                                                                                -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.74%
           74,100  3M COMPANY                                                                                             5,742,750
          259,000  EMC CORPORATION+                                                                                       3,527,580
           75,400  NATIONAL-OILWELL VARCO INCORPORATED+                                                                   4,727,580
           62,000  SANDISK CORPORATION+                                                                                   3,894,840

                                                                                                                         17,892,750
                                                                                                                -------------------

INSURANCE CARRIERS - 6.39%
           49,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         4,268,733
           51,400  PRUDENTIAL FINANCIAL INCORPORATED                                                                      3,761,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
INSURANCE CARRIERS (continued)
           59,600  UNITEDHEALTH GROUP INCORPORATED                                                              $         3,703,544

                                                                                                                         11,734,243
                                                                                                                -------------------

LEATHER & LEATHER PRODUCTS - 2.73%
          150,600  COACH INCORPORATED+                                                                                    5,021,004
                                                                                                                -------------------

MEDICAL MANAGEMENT SERVICES - 2.72%
           87,750  COVENTRY HEALTH CARE INCORPORATED+                                                                     4,998,240
                                                                                                                -------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.63%
           80,200  JOHNSON & JOHNSON                                                                                      4,820,020
                                                                                                                -------------------

MISCELLANEOUS RETAIL - 3.20%
           70,200  EXPRESS SCRIPTS INCORPORATED+                                                                          5,882,760
                                                                                                                -------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.36%
           36,700  BEAR STEARNS COMPANIES INCORPORATED                                                                    4,239,951
           40,000  FRANKLIN RESOURCES INCORPORATED                                                                        3,760,400

                                                                                                                          8,000,351
                                                                                                                -------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.09%
          195,000  CORNING INCORPORATED+                                                                                  3,833,700
                                                                                                                -------------------

TRANSPORTATION BY AIR - 2.03%
           36,000  FEDEX CORPORATION                                                                                      3,722,040
                                                                                                                -------------------

TRANSPORTATION EQUIPMENT - 1.98%
           65,000  UNITED TECHNOLOGIES CORPORATION                                                                        3,634,150
                                                                                                                -------------------

TOTAL COMMON STOCKS (COST $146,268,188)                                                                                 175,828,331
                                                                                                                -------------------

SHORT-TERM INVESTMENTS - 2.15%

MUTUAL FUND - 2.15%
        3,946,174  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            3,946,174
                                                                                                                -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,946,174)                                                                            3,946,174
                                                                                                                -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,214,362)*                                      97.90%                                                $       179,774,505

OTHER ASSETS AND LIABILITIES, NET                          2.10                                                           3,863,270
                                                        -------                                                 -------------------

TOTAL NET ASSETS                                         100.00%                                                $       183,637,775
                                                        -------                                                 -------------------

+  NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,946,174.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 99.44%

BUSINESS SERVICES - 1.91%
              32  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                 $             902
         780,300  MICROSOFT CORPORATION                                                                                 20,404,845

                                                                                                                        20,405,747
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 12.34%
         589,325  ABBOTT LABORATORIES                                                                                   23,237,085
         169,872  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 10,054,723
         209,500  COLGATE-PALMOLIVE COMPANY                                                                             11,491,075
         630,884  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                   26,812,570
         764,735  PFIZER INCORPORATED                                                                                   17,833,620
         393,010  PROCTER & GAMBLE COMPANY                                                                              22,747,419
         218,281  ROHM & HAAS COMPANY                                                                                   10,569,166
         202,100  WYETH                                                                                                  9,310,747

                                                                                                                       132,056,405
                                                                                                                 -----------------

COMMUNICATIONS - 3.47%
         109,100  ALLTEL CORPORATION                                                                                     6,884,210
         473,115  AT&T INCORPORATED                                                                                     11,586,587

                                                                                                                        37,089,053
                                                                                                                 -----------------

DEPOSITORY INSTITUTIONS - 14.85%
         573,780  BANK OF AMERICA CORPORATION                                                                           26,479,947
         943,440  CITIGROUP INCORPORATED<<                                                                              45,785,143
         255,800  FIFTH THIRD BANCORP                                                                                    9,648,776
         570,515  JP MORGAN CHASE & COMPANY                                                                             22,643,741
         390,200  NORTH FORK BANCORPORATION INCORPORATED                                                                10,675,872
         699,481  US BANCORP                                                                                            20,907,487
         430,615  WACHOVIA CORPORATION<<                                                                                22,762,309

                                                                                                                       158,903,275
                                                                                                                 -----------------

EATING & DRINKING PLACES - 2.04%
         647,020  MCDONALD'S CORPORATION                                                                                21,817,514
                                                                                                                 -----------------

ELECTRIC, GAS & SANITARY SERVICES - 6.35%
           1,850  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              68,616
         171,358  DOMINION RESOURCES INCORPORATED                                                                       13,228,838
           2,700  EDISON INTERNATIONAL                                                                                     117,747
           2,300  EXELON CORPORATION                                                                                       122,222
         131,545  FIRSTENERGY CORPORATION                                                                                6,444,390
         310,820  FPL GROUP INCORPORATED<<                                                                              12,917,679
         170,900  KINDER MORGAN INCORPORATED<<                                                                          15,714,255
           3,200  ONEOK INCORPORATED<<                                                                                      85,216
         296,065  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          19,235,343

                                                                                                                        67,934,306
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.30%
         289,150  EMERSON ELECTRIC COMPANY                                                                              21,599,505
       1,146,844  GENERAL ELECTRIC COMPANY                                                                              40,196,882
         801,750  INTEL CORPORATION                                                                                     20,011,680
         730,510  MOTOROLA INCORPORATED                                                                                 16,502,221
         651,370  NOKIA OYJ ADR                                                                                         11,920,071

                                                                                                                       110,230,359
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.07%
         221,900  QUEST DIAGNOSTICS INCORPORATED                                                                 $      11,423,412
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.75%
         376,610  FORTUNE BRANDS INCORPORATED                                                                           29,383,112
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 2.69%
         487,295  PEPSICO INCORPORATED                                                                                  28,789,389
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 3.08%
          83,302  FEDERATED DEPARTMENT STORES INCORPORATED                                                               5,525,421
         498,845  TARGET CORPORATION                                                                                    27,421,510

                                                                                                                        32,946,931
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.41%
         366,991  3M COMPANY                                                                                            28,441,803
         635,095  HEWLETT-PACKARD COMPANY                                                                               18,182,770
         266,442  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           21,901,532

                                                                                                                        68,526,105
                                                                                                                 -----------------

INSURANCE CARRIERS - 7.83%
         265,095  ALLSTATE CORPORATION                                                                                  14,333,687
         343,643  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             23,446,762
         309,980  METLIFE INCORPORATED                                                                                  15,189,020
         689,400  ST. PAUL TRAVELERS COMPANIES INCORPORATED<<                                                           30,795,498

                                                                                                                        83,764,967
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.01%
         225,200  BAXTER INTERNATIONAL INCORPORATED                                                                      8,478,780
         215,859  BECTON DICKINSON & COMPANY                                                                            12,968,809

                                                                                                                        21,447,589
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.02%
          87,458  ACCO BRANDS CORPORATION+                                                                               2,142,721
         324,215  JOHNSON & JOHNSON                                                                                     19,485,321

                                                                                                                        21,628,042
                                                                                                                 -----------------

MOTION PICTURES - 2.01%
         657,000  TIME WARNER INCORPORATED                                                                              11,458,080
         420,640  WALT DISNEY COMPANY                                                                                   10,082,741

                                                                                                                        21,540,821
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.09%
         434,135  AMERICAN EXPRESS COMPANY                                                                              22,340,587
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 1.08%
           1,000  ANADARKO PETROLEUM CORPORATION                                                                            94,750
           1,100  SCHLUMBERGER LIMITED                                                                                     106,865
         255,800  TIDEWATER INCORPORATED                                                                                11,372,868

                                                                                                                        11,574,483
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 9.01%
         220,108  BP PLC ADR                                                                                            14,135,336
         433,420  CHEVRONTEXACO CORPORATION                                                                             24,605,253

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         348,550  CONOCOPHILLIPS                                                                                 $      20,278,639
         575,486  EXXON MOBIL CORPORATION                                                                               32,325,048
          82,434  ROYAL DUTCH SHELL PLC ADR CLASS A+<<                                                                   5,068,867

                                                                                                                        96,413,143
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.05%
          84,147  AMERIPRISE FINANCIAL INCORPORATED                                                                      3,450,027
         513,800  MORGAN STANLEY                                                                                        29,153,012

                                                                                                                        32,603,039
                                                                                                                 -----------------

TOBACCO PRODUCTS - 1.71%
         244,600  ALTRIA GROUP INCORPORATED                                                                             18,276,512
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 1.37%
         394,730  HONEYWELL INTERNATIONAL INCORPORATED                                                                  14,703,692
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $836,193,923)                                                                              1,063,798,483
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 8.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.24%
         905,520  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   905,520
       1,639,897  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        1,639,897

                                                                                                                         2,545,417
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.86%
$      2,000,000  AMERICAN GENERAL FINANCE+/-                                        4.37%         01/12/2007            2,000,460
         205,000  BETA FINANCE INCORPORATED+/-                                       4.30          06/02/2006              205,062
       4,000,000  CONCORD MINUTEMAN CAPITAL COMPANY SERIES B+/-                      4.34          01/17/2007            4,000,000
       5,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                 4.30          05/04/2006            4,985,950
       4,000,000  DEER VALLEY FUNDING LLC                                            4.39          01/17/2006            3,993,360
      37,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE
                  $37,017,472)                                                       4.25          01/03/2006           37,000,000
       2,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                4.35          06/30/2006            2,000,000
       2,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                4.41          06/06/2006            2,000,000
         273,000  K2 USA LLC+/-                                                      4.29          07/24/2006              273,093
       2,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           4.30          03/16/2006            2,000,000
       4,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                             4.23          05/26/2006            4,000,560
         683,000  LINKS FINANCE LLC+/-                                               4.35          03/15/2006              683,020
       1,000,000  LIQUID FUNDING LIMITED+/-                                          4.29          03/03/2006            1,000,000
       3,000,000  LIQUID FUNDING LIMITED+/-                                          4.34          08/14/2006            3,000,000
       4,000,000  MORGAN STANLEY+/-                                                  4.33          01/13/2006            4,000,000
         273,000  MORGAN STANLEY                                                     4.40          08/13/2010              273,041
       5,000,000  NATEXIS BANQUE POPULAIRES                                          4.06          02/01/2006            5,000,000
       4,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                               4.87          03/28/2006            4,003,240
         683,000  RACERS TRUST 2004+/-                                               4.37          05/22/2006              683,007
         683,000  TANGO FINANCE CORPORATION+/-                                       4.29          10/25/2006              683,198
         341,000  TRAVELLERS INSURANCE COMPANY+/-                                    4.44          02/10/2006              340,993
       2,000,000  WHITE PINE FINANCE LLC+/-                                          4.34          01/18/2006            2,000,000

                                                                                                                        84,124,984
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $86,670,401)                                                              86,670,401
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                   VALUE
SHORT-TERM INVESTMENTS - 0.48%

MUTUAL FUND - 0.48%
       5,187,906  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                            $          5,187,906
                                                                                         --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,187,906)                                                      5,187,906
                                                                                         --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $928,052,230)*                                     108.02%                         $      1,155,656,790

OTHER ASSETS AND LIABILITIES, NET                         (8.02)                                  (85,817,583)
                                                         ------                          --------------------

TOTAL NET ASSETS                                         100.00%                         $      1,069,839,207
                                                         ------                          --------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,187,906.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 98.68%

APPAREL & ACCESSORY STORES - 0.61%
           41,600  ABERCROMBIE & FITCH COMPANY CLASS A                                                          $         2,711,488
                                                                                                                -------------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.87%
           68,500  POLO RALPH LAUREN CORPORATION                                                                          3,845,590
                                                                                                                -------------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.50%
           36,000  LENNAR CORPORATION CLASS A                                                                             2,196,720
                                                                                                                -------------------
BUSINESS SERVICES - 0.82%
          133,900  MCAFEE INCORPORATED+                                                                                   3,632,707
                                                                                                                -------------------
CHEMICALS & ALLIED PRODUCTS - 7.95%
           45,600  AMGEN INCORPORATED+                                                                                    3,596,016
           79,100  BIOGEN IDEC INCORPORATED+                                                                              3,585,603
          177,200  BIOVAIL CORPORATION+                                                                                   4,204,956
          106,500  DOW CHEMICAL COMPANY                                                                                   4,666,830
          140,400  MERCK & COMPANY INCORPORATED                                                                           4,466,124
          454,700  PFIZER INCORPORATED                                                                                   10,603,604
           71,000  PROCTER & GAMBLE COMPANY                                                                               4,109,480

                                                                                                                         35,232,613
                                                                                                                -------------------
COMMUNICATIONS - 4.72%
          293,600  AT&T INCORPORATED                                                                                      7,190,264
          229,800  SPRINT NEXTEL CORPORATION                                                                              5,368,128
          278,100  VERIZON COMMUNICATIONS INCORPORATED                                                                    8,376,372

                                                                                                                         20,934,764
                                                                                                                -------------------
DEPOSITORY INSTITUTIONS - 11.07%
          364,000  BANK OF AMERICA CORPORATION                                                                           16,798,600
          272,700  CITIGROUP INCORPORATED                                                                                13,234,131
          218,500  JP MORGAN CHASE & COMPANY                                                                              8,672,265
          109,865  WASHINGTON MUTUAL INCORPORATED                                                                         4,779,128
           74,000  ZIONS BANCORPORATION                                                                                   5,591,440

                                                                                                                         49,075,564
                                                                                                                -------------------
EATING & DRINKING PLACES - 0.73%
           96,500  MCDONALD'S CORPORATION                                                                                 3,253,980
                                                                                                                -------------------
ELECTRIC, GAS & SANITARY SERVICES - 5.36%
          158,500  CMS ENERGY CORPORATION+                                                                                2,299,835
          103,100  CONSOLIDATED EDISON INCORPORATED                                                                       4,776,623
           57,200  CONSTELLATION ENERGY GROUP INCORPORATED                                                                3,294,720
           75,200  EDISON INTERNATIONAL                                                                                   3,279,472
           84,900  EXELON CORPORATION                                                                                     4,511,586
           53,500  FPL GROUP INCORPORATED                                                                                 2,223,460
          114,000  PPL CORPORATION                                                                                        3,351,600

                                                                                                                         23,737,296
                                                                                                                -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.33%
          182,500  GENERAL ELECTRIC COMPANY                                                                               6,396,625
           58,000  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           5,675,300
          166,600  MOTOROLA INCORPORATED                                                                                  3,763,494
          119,900  NATIONAL SEMICONDUCTOR CORPORATION                                                                     3,115,002
          111,500  NVIDIA CORPORATION+                                                                                    4,076,440
          247,859  TELLABS INCORPORATED+                                                                                  2,701,663

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           73,000  TEXAS INSTRUMENTS INCORPORATED                                                               $         2,341,110

                                                                                                                         28,069,634
                                                                                                                -------------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.19%
          270,900  CROWN HOLDINGS INCORPORATED+                                                                           5,290,677
                                                                                                                -------------------
FOOD & KINDRED PRODUCTS - 1.87%
          208,800  ARCHER-DANIELS-MIDLAND COMPANY                                                                         5,149,008
           77,300  THE COCA-COLA COMPANY                                                                                  3,115,963

                                                                                                                          8,264,971
                                                                                                                -------------------
FOOD STORES - 1.20%
          280,500  KROGER COMPANY+                                                                                        5,295,840
                                                                                                                -------------------
GENERAL MERCHANDISE STORES - 2.60%
           51,500  FEDERATED DEPARTMENT STORES INCORPORATED                                                               3,415,995
          145,900  JC PENNEY COMPANY INCORPORATED                                                                         8,112,040

                                                                                                                         11,528,035
                                                                                                                -------------------
HOLDING & OTHER INVESTMENT OFFICES - 0.76%
          177,800  HOST MARRIOTT CORPORATION                                                                              3,369,310
                                                                                                                -------------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.35%
          125,500  BOYD GAMING CORPORATION                                                                                5,981,330
                                                                                                                -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.70%
           42,800  3M COMPANY                                                                                             3,317,000
          286,900  EMC CORPORATION+                                                                                       3,907,578
           97,300  HEWLETT-PACKARD COMPANY                                                                                2,785,699
          124,400  INGERSOLL-RAND COMPANY CLASS A                                                                         5,022,028
           42,800  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,518,160
          114,700  SEAGATE TECHNOLOGY+                                                                                    2,292,853

                                                                                                                         20,843,318
                                                                                                                -------------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.03%
          126,300  AON CORPORATION                                                                                        4,540,485
                                                                                                                -------------------
INSURANCE CARRIERS - 10.83%
          143,700  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              9,804,651
           50,300  CIGNA CORPORATION                                                                                      5,618,510
           72,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         6,184,080
           71,400  LOEWS CORPORATION                                                                                      6,772,290
           92,600  METLIFE INCORPORATED                                                                                   4,537,400
           84,400  PRUDENTIAL FINANCIAL INCORPORATED                                                                      6,177,236
           53,600  RENAISSANCERE HOLDINGS LIMITED                                                                         2,364,296
          146,400  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              6,539,688

                                                                                                                         47,998,151
                                                                                                                -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.52%
          157,900  TERADYNE INCORPORATED+                                                                                 2,300,603
                                                                                                                -------------------
MEDICAL MANAGEMENT SERVICES - 0.81%
           63,250  COVENTRY HEALTH CARE INCORPORATED+                                                                     3,602,720
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES             SECURITY NAME                                                                                       VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
           55,500  JOHNSON & JOHNSON                                                                            $         3,335,550
                                                                                                                -------------------
MOTION PICTURES - 2.21%
          303,700  TIME WARNER INCORPORATED                                                                               5,296,528
          187,500  WALT DISNEY COMPANY                                                                                    4,494,375

                                                                                                                          9,790,903
                                                                                                                -------------------
OIL & GAS EXTRACTION - 6.87%
          566,800  CHESAPEAKE ENERGY CORPORATION                                                                         17,984,564
          197,600  CIMAREX ENERGY COMPANY                                                                                 8,498,776
           56,900  TRANSOCEAN INCORPORATED+                                                                               3,965,361

                                                                                                                         30,448,701
                                                                                                                -------------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.72%
           92,800  CHEVRONTEXACO CORPORATION                                                                              5,268,256
          334,900  EXXON MOBIL CORPORATION                                                                               18,811,333
           68,600  SUNOCO INCORPORATED                                                                                    5,376,868
           92,600  VALERO ENERGY CORPORATION                                                                              4,778,160

                                                                                                                         34,234,617
                                                                                                                -------------------
PRIMARY METAL INDUSTRIES - 1.23%
          150,900  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    5,444,472
                                                                                                                -------------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.93%
          238,200  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    4,139,916
                                                                                                                -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.30%
           93,800  BEAR STEARNS COMPANIES INCORPORATED                                                                   10,836,714
          394,000  E*TRADE FINANCIAL CORPORATION+                                                                         8,218,840
          132,500  MERRILL LYNCH & COMPANY INCORPORATED                                                                   8,974,225
           76,400  MORGAN STANLEY                                                                                         4,334,936

                                                                                                                         32,364,715
                                                                                                                -------------------
TOBACCO PRODUCTS - 1.86%
          110,200  ALTRIA GROUP INCORPORATED                                                                              8,234,144
                                                                                                                -------------------
TRANSPORTATION EQUIPMENT - 3.99%
           42,500  JOHNSON CONTROLS INCORPORATED                                                                          3,098,675
          103,300  TEXTRON INCORPORATED                                                                                   7,952,034
          118,700  UNITED TECHNOLOGIES CORPORATION                                                                        6,636,517

                                                                                                                         17,687,226
                                                                                                                -------------------

TOTAL COMMON STOCKS (COST $403,336,170)                                                                                 437,386,040
                                                                                                                -------------------
SHORT-TERM INVESTMENTS - 1.70%

MUTUAL FUND - 1.70%
        7,547,687  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            7,547,687
                                                                                                                -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,547,687)                                                                            7,547,687
                                                                                                                -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $410,883,857)*                                     100.38%                                                $       444,933,727

OTHER ASSETS AND LIABILITIES, NET                         (0.38)                                                         (1,694,755)
                                                         ------                                                 -------------------

TOTAL NET ASSETS                                         100.00%                                                $       443,238,972
                                                         ------                                                 -------------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,547,687.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.07%

AMUSEMENT & RECREATION SERVICES - 0.20%
               1  CCE SPINCO INCORPORATED+                                                                       $              10
          35,100  HARRAH'S ENTERTAINMENT INCORPORATED                                                                    2,502,279
          64,355  INTERNATIONAL GAME TECHNOLOGY                                                                          1,980,847

                                                                                                                         4,483,136
                                                                                                                 -----------------
APPAREL & ACCESSORY STORES - 0.37%
         109,622  GAP INCORPORATED                                                                                       1,933,732
          65,846  KOHL'S CORPORATION+                                                                                    3,200,116
          66,510  LIMITED BRANDS                                                                                         1,486,498
          41,752  NORDSTROM INCORPORATED<<                                                                               1,561,525

                                                                                                                         8,181,871
                                                                                                                 -----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
          22,312  JONES APPAREL GROUP INCORPORATED                                                                         685,425
          20,369  LIZ CLAIBORNE INCORPORATED                                                                               729,618
          16,987  VF CORPORATION                                                                                           940,060

                                                                                                                         2,355,103
                                                                                                                 -----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
          34,579  AUTONATION INCORPORATED+                                                                                 751,401
          10,545  AUTOZONE INCORPORATED+                                                                                   967,504

                                                                                                                         1,718,905
                                                                                                                 -----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
          12,256  RYDER SYSTEM INCORPORATED                                                                                502,741
                                                                                                                 -----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.36%
          24,399  CENTEX CORPORATION<<                                                                                   1,744,284
          51,991  D.R. HORTON INCORPORATED                                                                               1,857,638
          14,951  KB HOME                                                                                                1,086,340
          26,233  LENNAR CORPORATION CLASS A                                                                             1,600,738
          40,974  PULTE HOMES INCORPORATED                                                                               1,612,737

                                                                                                                         7,901,737
                                                                                                                 -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.25%
         405,727  HOME DEPOT INCORPORATED                                                                               16,423,829
         149,342  LOWE'S COMPANIES INCORPORATED                                                                          9,955,138
          21,441  SHERWIN-WILLIAMS COMPANY                                                                                 973,850

                                                                                                                        27,352,817
                                                                                                                 -----------------
BUSINESS SERVICES - 5.92%
         114,829  ADOBE SYSTEMS INCORPORATED+<<                                                                          4,244,080
          23,737  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                   1,404,756
          44,081  AUTODESK INCORPORATED+<<                                                                               1,893,279
         110,127  AUTOMATIC DATA PROCESSING INCORPORATED                                                                 5,053,728
          41,311  BMC SOFTWARE INCORPORATED+<<                                                                             846,462
         195,650  CENDANT CORPORATION                                                                                    3,374,962
          33,681  CITRIX SYSTEMS INCORPORATED+                                                                             969,339
          87,642  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                         2,470,628
          35,335  COMPUTER SCIENCES CORPORATION+<<                                                                       1,789,364
          74,000  COMPUWARE CORPORATION+                                                                                   663,780
          26,736  CONVERGYS CORPORATION+                                                                                   423,766
         218,285  EBAY INCORPORATED+                                                                                     9,440,826

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
BUSINESS SERVICES (continued)
          57,409  ELECTRONIC ARTS INCORPORATED+<<                                                                $       3,003,065
          99,611  ELECTRONIC DATA SYSTEMS CORPORATION                                                                    2,394,648
          24,804  EQUIFAX INCORPORATED                                                                                     943,048
         145,930  FIRST DATA CORPORATION                                                                                 6,276,449
          35,237  FISERV INCORPORATED+                                                                                   1,524,705
          44,252  IMS HEALTH INCORPORATED                                                                                1,102,760
          82,228  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           793,500
          33,795  INTUIT INCORPORATED+<<                                                                                 1,801,274
          16,540  MERCURY INTERACTIVE CORPORATION+                                                                         459,647
       1,748,446  MICROSOFT CORPORATION                                                                                 45,721,863
          23,511  MONSTER WORLDWIDE INCORPORATED+                                                                          959,719
          35,066  NCR CORPORATION+                                                                                       1,190,140
          72,958  NOVELL INCORPORATED+<<                                                                                   644,219
          34,438  OMNICOM GROUP INCORPORATED                                                                             2,931,707
         718,299  ORACLE CORPORATION+                                                                                    8,770,431
          52,010  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       317,261
          32,527  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                               1,232,448
         101,053  SIEBEL SYSTEMS INCORPORATED                                                                            1,069,141
         652,104  SUN MICROSYSTEMS INCORPORATED+                                                                         2,732,316
         206,556  SYMANTEC CORPORATION+                                                                                  3,614,730
          65,181  UNISYS CORPORATION+<<                                                                                    380,005
         241,164  YAHOO! INCORPORATED+<<                                                                                 9,448,806

                                                                                                                       129,886,852
                                                                                                                 -----------------
CHEMICALS & ALLIED PRODUCTS - 9.77%
         296,276  ABBOTT LABORATORIES                                                                                   11,682,163
          42,381  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  2,508,531
          14,418  ALBERTO-CULVER COMPANY CLASS B<<                                                                         659,624
         235,748  AMGEN INCORPORATED+                                                                                   18,591,087
          21,097  AVERY DENNISON CORPORATION                                                                             1,166,031
          87,550  AVON PRODUCTS INCORPORATED                                                                             2,499,553
          64,825  BIOGEN IDEC INCORPORATED+<<                                                                            2,938,517
         373,685  BRISTOL-MYERS SQUIBB COMPANY                                                                           8,587,281
          20,889  CHIRON CORPORATION+                                                                                      928,725
          28,783  CLOROX COMPANY<<                                                                                       1,637,465
          98,945  COLGATE-PALMOLIVE COMPANY                                                                              5,427,133
         184,333  DOW CHEMICAL COMPANY                                                                                   8,077,472
         175,595  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                    7,462,787
          15,562  EASTMAN CHEMICAL COMPANY                                                                                 802,844
          35,207  ECOLAB INCORPORATED                                                                                    1,276,958
         217,090  ELI LILLY & COMPANY                                                                                   12,285,123
          64,516  FOREST LABORATORIES INCORPORATED+                                                                      2,624,511
          49,319  GENZYME CORPORATION+                                                                                   3,490,799
          87,460  GILEAD SCIENCES INCORPORATED+<<                                                                        4,603,020
          30,722  HOSPIRA INCORPORATED+                                                                                  1,314,287
          15,434  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          517,039
          46,181  KING PHARMACEUTICALS INCORPORATED+                                                                       781,383
          46,995  MEDIMMUNE INCORPORATED+                                                                                1,645,765
         417,635  MERCK & COMPANY INCORPORATED                                                                          13,284,969
          51,279  MONSANTO COMPANY                                                                                       3,975,661
          41,751  MYLAN LABORATORIES INCORPORATED                                                                          833,350
       1,407,898  PFIZER INCORPORATED                                                                                   32,832,181
          31,901  PPG INDUSTRIES INCORPORATED<<                                                                          1,847,068
          61,558  PRAXAIR INCORPORATED                                                                                   3,260,112
         640,169  PROCTER & GAMBLE COMPANY                                                                              37,052,982
          27,506  ROHM & HAAS COMPANY                                                                                    1,331,841
         282,270  SCHERING-PLOUGH CORPORATION                                                                            5,885,329
          12,842  SIGMA-ALDRICH CORPORATION                                                                                812,770
         256,364  WYETH                                                                                                 11,810,689

                                                                                                                       214,435,050
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMUNICATIONS - 3.65%
          73,134  ALLTEL CORPORATION                                                                             $       4,614,755
         746,101  AT&T INCORPORATED                                                                                     18,272,013
          79,982  AVAYA INCORPORATED+                                                                                      853,408
         349,257  BELLSOUTH CORPORATION                                                                                  9,464,865
          25,018  CENTURYTEL INCORPORATED                                                                                  829,597
         103,237  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              3,246,804
         414,745  COMCAST CORPORATION CLASS A+                                                                          10,766,780
         294,856  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                     1,665,936
         564,287  SPRINT NEXTEL CORPORATION                                                                             13,181,744
          42,704  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                       1,255,071
         528,096  VERIZON COMMUNICATIONS INCORPORATED                                                                   15,906,252

                                                                                                                        80,057,225
                                                                                                                 -----------------
DEPOSITORY INSTITUTIONS - 10.12%
          66,573  AMSOUTH BANCORPORATION                                                                                 1,744,878
         767,050  BANK OF AMERICA CORPORATION<<                                                                         35,399,358
         147,107  BANK OF NEW YORK COMPANY INCORPORATED                                                                  4,685,358
         103,575  BB&T CORPORATION                                                                                       4,340,828
         966,238  CITIGROUP INCORPORATED<<                                                                              46,891,530
          31,565  COMERICA INCORPORATED                                                                                  1,791,629
          23,786  COMPASS BANCSHARES INCORPORATED                                                                        1,148,626
         105,974  FIFTH THIRD BANCORP                                                                                    3,997,339
          24,065  FIRST HORIZON NATIONAL CORPORATION                                                                       925,059
          48,673  GOLDEN WEST FINANCIAL CORPORATION                                                                      3,212,418
          43,584  HUNTINGTON BANCSHARES INCORPORATED                                                                     1,035,120
         668,303  JP MORGAN CHASE & COMPANY                                                                             26,524,946
          77,885  KEYCORP                                                                                                2,564,753
          15,238  M&T BANK CORPORATION<<                                                                                 1,661,704
          39,947  MARSHALL & ILSLEY CORPORATION                                                                          1,719,319
          79,859  MELLON FINANCIAL CORPORATION                                                                           2,735,171
         105,267  NATIONAL CITY CORPORATION                                                                              3,533,813
          90,852  NORTH FORK BANCORPORATION INCORPORATED                                                                 2,485,711
          35,431  NORTHERN TRUST CORPORATION<<                                                                           1,836,034
          55,815  PNC FINANCIAL SERVICES GROUP                                                                           3,451,041
          87,461  REGIONS FINANCIAL CORPORATION                                                                          2,987,668
          68,215  SOVEREIGN BANCORP INCORPORATED<<                                                                       1,474,808
          62,628  STATE STREET CORPORATION                                                                               3,472,096
          69,025  SUNTRUST BANKS INCORPORATED                                                                            5,022,259
          59,649  SYNOVUS FINANCIAL CORPORATION                                                                          1,611,120
         346,912  US BANCORP                                                                                            10,369,200
         296,704  WACHOVIA CORPORATION<<                                                                                15,683,773
         188,456  WASHINGTON MUTUAL INCORPORATED<<                                                                       8,197,836
         319,389  WELLS FARGO & COMPANY++                                                                               20,067,211
          19,944  ZIONS BANCORPORATION<<                                                                                 1,506,969

                                                                                                                       222,077,575
                                                                                                                 -----------------
EATING & DRINKING PLACES - 0.59%
          25,011  DARDEN RESTAURANTS INCORPORATED                                                                          972,428
         240,380  MCDONALD'S CORPORATION                                                                                 8,105,614
          22,201  WENDY'S INTERNATIONAL INCORPORATED<<                                                                   1,226,827
          54,063  YUM! BRANDS INCORPORATED                                                                               2,534,473

                                                                                                                        12,839,342
                                                                                                                 -----------------
EDUCATIONAL SERVICES - 0.08%
          27,794  APOLLO GROUP INCORPORATED CLASS A+<<                                                                   1,680,425
                                                                                                                 -----------------
ELECTRIC, GAS & SANITARY SERVICES - 3.76%
         124,753  AES CORPORATION+<<                                                                                     1,974,840
          31,104  ALLEGHENY ENERGY INCORPORATED+<<                                                                         984,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          41,686  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                        $         364,336
          39,015  AMEREN CORPORATION                                                                                     1,999,129
          75,191  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           2,788,834
          59,228  CENTERPOINT ENERGY INCORPORATED<<                                                                        761,080
          38,091  CINERGY CORPORATION                                                                                    1,617,344
          63,772  CITIZENS COMMUNICATIONS COMPANY                                                                          779,932
          42,037  CMS ENERGY CORPORATION+<<                                                                                609,957
          46,786  CONSOLIDATED EDISON INCORPORATED<<                                                                     2,167,595
          34,088  CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,963,469
          66,327  DOMINION RESOURCES INCORPORATED                                                                        5,120,444
          33,963  DTE ENERGY COMPANY                                                                                     1,466,862
         177,160  DUKE ENERGY CORPORATION<<                                                                              4,863,042
          57,542  DYNEGY INCORPORATED CLASS A+<<                                                                           278,503
          62,228  EDISON INTERNATIONAL                                                                                   2,713,763
         125,928  EL PASO CORPORATION                                                                                    1,531,284
          39,628  ENTERGY CORPORATION                                                                                    2,720,462
         127,436  EXELON CORPORATION                                                                                     6,771,949
          62,996  FIRSTENERGY CORPORATION<<                                                                              3,086,174
          75,415  FPL GROUP INCORPORATED<<                                                                               3,134,247
          33,302  KEYSPAN CORPORATION                                                                                    1,188,548
          20,099  KINDER MORGAN INCORPORATED<<                                                                           1,848,103
           8,437  NICOR INCORPORATED                                                                                       331,658
          52,069  NISOURCE INCORPORATED                                                                                  1,086,159
           7,284  PEOPLES ENERGY CORPORATION                                                                               255,450
          65,531  PG&E CORPORATION                                                                                       2,432,511
          18,908  PINNACLE WEST CAPITAL CORPORATION                                                                        781,846
          72,604  PPL CORPORATION                                                                                        2,134,558
          48,066  PROGRESS ENERGY INCORPORATED                                                                           2,111,059
          47,881  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           3,110,829
          49,102  SEMPRA ENERGY                                                                                          2,201,734
         141,621  SOUTHERN COMPANY<<                                                                                     4,890,173
          39,746  TECO ENERGY INCORPORATED                                                                                 682,836
          92,217  TXU CORPORATION                                                                                        4,628,371
         105,398  WASTE MANAGEMENT INCORPORATED                                                                          3,198,814
         109,442  WILLIAMS COMPANIES INCORPORATED                                                                        2,535,771
          76,949  XCEL ENERGY INCORPORATED                                                                               1,420,479

                                                                                                                        82,536,587
                                                                                                                 -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.26%
          22,251  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                   497,087
          77,175  ADVANCED MICRO DEVICES INCORPORATED+                                                                   2,361,555
          69,228  ALTERA CORPORATION+                                                                                    1,282,795
          32,826  AMERICAN POWER CONVERSION CORPORATION                                                                    722,172
          70,063  ANALOG DEVICES INCORPORATED                                                                            2,513,160
          31,027  ANDREW CORPORATION+                                                                                      332,920
          57,060  APPLIED MICRO CIRCUITS CORPORATION+                                                                      146,644
          55,235  BROADCOM CORPORATION CLASS A+                                                                          2,604,330
         110,388  CIENA CORPORATION+                                                                                       327,852
       1,173,194  CISCO SYSTEMS INCORPORATED+                                                                           20,085,081
          38,581  COMVERSE TECHNOLOGY INCORPORATED+                                                                      1,025,869
          17,499  COOPER INDUSTRIES LIMITED CLASS A                                                                      1,277,427
          78,463  EMERSON ELECTRIC COMPANY                                                                               5,861,186
          78,384  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          1,972,925
       2,018,083  GENERAL ELECTRIC COMPANY                                                                              70,733,809
       1,151,507  INTEL CORPORATION                                                                                     28,741,615
          33,230  JABIL CIRCUIT INCORPORATED+                                                                            1,232,501
         315,601  JDS UNIPHASE CORPORATION+                                                                                744,818
          37,704  KLA-TENCOR CORPORATION<<                                                                               1,859,938
          22,945  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               1,705,961
          58,208  LINEAR TECHNOLOGY CORPORATION                                                                          2,099,563
          74,812  LSI LOGIC CORPORATION+                                                                                   598,496
         848,943  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                    2,258,188

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          62,610  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                       $       2,268,986
          15,308  MAYTAG CORPORATION                                                                                       288,097
         118,033  MICRON TECHNOLOGY INCORPORATED+                                                                        1,571,019
          27,417  MOLEX INCORPORATED                                                                                       711,471
         475,728  MOTOROLA INCORPORATED                                                                                 10,746,695
          65,639  NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,705,301
          71,070  NETWORK APPLIANCE INCORPORATED+<<                                                                      1,918,890
          25,474  NOVELLUS SYSTEMS INCORPORATED+<<                                                                         614,433
          32,693  NVIDIA CORPORATION+<<                                                                                  1,195,256
          34,998  PMC-SIERRA INCORPORATED+                                                                                 269,835
          15,368  QLOGIC CORPORATION+                                                                                      499,614
         314,031  QUALCOMM INCORPORATED                                                                                 13,528,455
          32,996  ROCKWELL COLLINS INCORPORATED                                                                          1,533,324
         100,390  SANMINA-SCI CORPORATION+                                                                                 427,661
          29,329  SCIENTIFIC-ATLANTA INCORPORATED                                                                        1,263,200
          85,651  TELLABS INCORPORATED+                                                                                    933,596
         309,039  TEXAS INSTRUMENTS INCORPORATED                                                                         9,910,881
          12,885  WHIRLPOOL CORPORATION<<                                                                                1,079,248
          66,565  XILINX INCORPORATED<<                                                                                  1,678,104

                                                                                                                       203,129,958
                                                                                                                 -----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.38%
          16,583  FLUOR CORPORATION                                                                                      1,281,202
          47,392  MOODY'S CORPORATION<<                                                                                  2,910,817
          63,698  PAYCHEX INCORPORATED                                                                                   2,428,168
          31,650  QUEST DIAGNOSTICS INCORPORATED                                                                         1,629,342

                                                                                                                         8,249,529
                                                                                                                 -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
          19,871  BALL CORPORATION                                                                                         789,276
          27,906  FORTUNE BRANDS INCORPORATED                                                                            2,177,226
          39,109  ILLINOIS TOOL WORKS INCORPORATED                                                                       3,441,201
          11,064  SNAP-ON INCORPORATED                                                                                     415,564

                                                                                                                         6,823,267
                                                                                                                 -----------------
FINANCIAL SERVICES - 0.04%
          41,197  JANUS CAPITAL GROUP INCORPORATED                                                                         767,500
                                                                                                                 -----------------
FOOD & KINDRED PRODUCTS - 3.06%
         148,275  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  6,369,894
         124,753  ARCHER-DANIELS-MIDLAND COMPANY                                                                         3,076,409
          35,547  CAMPBELL SOUP COMPANY                                                                                  1,058,234
          57,880  COCA-COLA ENTERPRISES INCORPORATED                                                                     1,109,560
          99,110  CONAGRA FOODS INCORPORATED<<                                                                           2,009,951
          37,574  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               985,566
          67,855  GENERAL MILLS INCORPORATED                                                                             3,346,609
          21,536  HERCULES INCORPORATED+                                                                                   243,357
          34,588  HERSHEY FOODS CORPORATION                                                                              1,910,987
          63,920  HJ HEINZ COMPANY                                                                                       2,155,382
          49,052  KELLOGG COMPANY                                                                                        2,120,027
          25,565  MCCORMICK & COMPANY INCORPORATED                                                                         790,470
          10,783  MOLSON COORS BREWING COMPANY                                                                             722,353
          26,185  PEPSI BOTTLING GROUP INCORPORATED                                                                        749,153
         316,897  PEPSICO INCORPORATED                                                                                  18,722,275
         145,067  SARA LEE CORPORATION                                                                                   2,741,766
         395,335  THE COCA-COLA COMPANY                                                                                 15,935,954
          48,071  TYSON FOODS INCORPORATED CLASS A                                                                         822,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
          34,268  WM. WRIGLEY JR. COMPANY                                                                        $       2,278,479

                                                                                                                        67,148,440
                                                                                                                 -----------------
FOOD STORES - 0.57%
          70,434  ALBERTSON'S INCORPORATED<<                                                                             1,503,766
         138,445  KROGER COMPANY+<<                                                                                      2,613,842
          85,813  SAFEWAY INCORPORATED                                                                                   2,030,335
         146,773  STARBUCKS CORPORATION+                                                                                 4,404,658
          26,296  WHOLE FOODS MARKET INCORPORATED                                                                        2,035,047

                                                                                                                        12,587,648
                                                                                                                 -----------------
FORESTRY - 0.14%
          46,457  WEYERHAEUSER COMPANY                                                                                   3,081,957
                                                                                                                 -----------------
FURNITURE & FIXTURES - 0.21%
          35,136  LEGGETT & PLATT INCORPORATED                                                                             806,723
          80,943  MASCO CORPORATION                                                                                      2,443,669
          52,619  NEWELL RUBBERMAID INCORPORATED<<                                                                       1,251,280

                                                                                                                         4,501,672
                                                                                                                 -----------------
GENERAL MERCHANDISE STORES - 2.00%
          21,762  BIG LOTS INCORPORATED+<<                                                                                 261,362
          60,474  DOLLAR GENERAL CORPORATION                                                                             1,153,239
          29,654  FAMILY DOLLAR STORES INCORPORATED                                                                        735,123
          51,991  FEDERATED DEPARTMENT STORES INCORPORATED                                                               3,448,563
          44,356  JC PENNEY COMPANY INCORPORATED                                                                         2,466,194
          19,062  SEARS HOLDINGS CORPORATION+<<                                                                          2,202,233
         167,919  TARGET CORPORATION                                                                                     9,230,507
          87,989  TJX COMPANIES INCORPORATED                                                                             2,043,984
         477,122  WAL-MART STORES INCORPORATED                                                                          22,329,309

                                                                                                                        43,870,514
                                                                                                                 -----------------
HEALTH SERVICES - 0.59%
          85,902  CAREMARK RX INCORPORATED+                                                                              4,448,865
          80,965  HCA INCORPORATED                                                                                       4,088,732
          47,212  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                     1,036,775
          25,387  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                          1,367,090
          15,110  MANOR CARE INCORPORATED                                                                                  600,925
          89,654  TENET HEALTHCARE CORPORATION+                                                                            686,750
          19,369  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                   629,686

                                                                                                                        12,858,823
                                                                                                                 -----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.73%
          18,278  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                      692,188
          40,488  ARCHSTONE-SMITH TRUST<<                                                                                1,696,042
          77,576  EQUITY OFFICE PROPERTIES TRUST<<                                                                       2,352,880
          55,038  EQUITY RESIDENTIAL<<                                                                                   2,153,087
          35,152  PLUM CREEK TIMBER COMPANY<<                                                                            1,267,230
          46,506  PROLOGIS<<                                                                                             2,172,760
          15,791  PUBLIC STORAGE INCORPORATED<<                                                                          1,069,366
          35,611  SIMON PROPERTY GROUP INCORPORATED<<                                                                    2,728,871
          22,548  VORNADO REALTY TRUST<<                                                                                 1,882,082

                                                                                                                        16,014,506
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.30%
          56,698  BED BATH & BEYOND INCORPORATED+                                                                $       2,049,633
          78,065  BEST BUY COMPANY INCORPORATED                                                                          3,394,266
          29,913  CIRCUIT CITY STORES INCORPORATED                                                                         675,735
          25,712  RADIO SHACK CORPORATION                                                                                  540,723

                                                                                                                         6,660,357
                                                                                                                 -----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.29%
          62,655  HILTON HOTELS CORPORATION<<                                                                            1,510,612
          31,440  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,105,537
          41,872  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       2,673,946

                                                                                                                         6,290,095
                                                                                                                 -----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.55%
         145,143  3M COMPANY                                                                                            11,248,582
          34,917  AMERICAN STANDARD COMPANIES INCORPORATED                                                               1,394,934
         160,964  APPLE COMPUTER INCORPORATED+                                                                          11,571,702
         309,887  APPLIED MATERIALS INCORPORATED                                                                         5,559,373
          65,290  BAKER HUGHES INCORPORATED<<                                                                            3,968,326
          14,976  BLACK & DECKER CORPORATION                                                                             1,302,313
         129,916  CATERPILLAR INCORPORATED<<                                                                             7,505,247
           8,943  CUMMINS INCORPORATED<<                                                                                   802,455
          46,066  DEERE & COMPANY                                                                                        3,137,555
         449,510  DELL INCORPORATED+                                                                                    13,480,805
          38,708  DOVER CORPORATION                                                                                      1,567,287
          28,267  EATON CORPORATION<<                                                                                    1,896,433
         456,609  EMC CORPORATION+                                                                                       6,219,015
          50,600  GATEWAY INCORPORATED+<<                                                                                  127,006
         547,198  HEWLETT-PACKARD COMPANY                                                                               15,666,279
          63,187  INGERSOLL-RAND COMPANY CLASS A                                                                         2,550,859
         301,679  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           24,798,014
          22,164  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    993,612
          33,290  NATIONAL-OILWELL VARCO INCORPORATED+<<                                                                 2,087,283
          23,794  PALL CORPORATION                                                                                         639,107
          22,874  PARKER HANNIFIN CORPORATION                                                                            1,508,769
          43,568  PITNEY BOWES INCORPORATED                                                                              1,840,748
         174,492  SOLECTRON CORPORATION+                                                                                   638,641
          13,893  STANLEY WORKS                                                                                            667,420
          47,933  SYMBOL TECHNOLOGIES INCORPORATED<<                                                                       614,501

                                                                                                                       121,786,266
                                                                                                                 -----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.45%
          61,121  AON CORPORATION<<                                                                                      2,197,300
          31,091  HUMANA INCORPORATED+                                                                                   1,689,174
          25,599  JEFFERSON-PILOT CORPORATION                                                                            1,457,351
         104,034  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                3,304,120
          56,920  UNUMPROVIDENT CORPORATION<<                                                                            1,294,930

                                                                                                                         9,942,875
                                                                                                                 -----------------
INSURANCE CARRIERS - 6.15%
          61,562  ACE LIMITED                                                                                            3,289,873
          54,626  AETNA INCORPORATED                                                                                     5,151,778
          95,567  AFLAC INCORPORATED                                                                                     4,436,220
         123,887  ALLSTATE CORPORATION                                                                                   6,698,570
          20,090  AMBAC FINANCIAL GROUP INCORPORATED                                                                     1,548,135
         495,747  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             33,824,818
          38,181  CHUBB CORPORATION                                                                                      3,728,375
          24,023  CIGNA CORPORATION                                                                                      2,683,369
          33,368  CINCINNATI FINANCIAL CORPORATION                                                                       1,490,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
INSURANCE CARRIERS (continued)
          71,934  GENWORTH FINANCIAL INCORPORATED                                                                $       2,487,478
          57,370  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         4,927,509
          33,087  LINCOLN NATIONAL CORPORATION                                                                           1,754,604
          25,897  LOEWS CORPORATION                                                                                      2,456,330
          25,605  MBIA INCORPORATED                                                                                      1,540,397
         144,635  METLIFE INCORPORATED                                                                                   7,087,115
          17,329  MGIC INVESTMENT CORPORATION                                                                            1,140,595
          53,507  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 2,537,837
          37,673  PROGRESSIVE CORPORATION                                                                                4,399,453
          96,452  PRUDENTIAL FINANCIAL INCORPORATED                                                                      7,059,322
          23,594  SAFECO CORPORATION                                                                                     1,333,061
         132,254  ST. PAUL TRAVELERS COMPANIES INCORPORATED<<                                                            5,907,786
          19,821  TORCHMARK CORPORATION                                                                                  1,102,048
         260,473  UNITEDHEALTH GROUP INCORPORATED                                                                       16,185,792
         126,047  WELLPOINT INCORPORATED+                                                                               10,057,290
          33,303  XL CAPITAL LIMITED CLASS A                                                                             2,243,956

                                                                                                                       135,072,593
                                                                                                                 -----------------
LEATHER & LEATHER PRODUCTS - 0.11%
          72,591  COACH INCORPORATED+                                                                                    2,420,184
                                                                                                                 -----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.03%
          20,202  LOUISIANA-PACIFIC CORPORATION                                                                            554,949
                                                                                                                 -----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.92%
          78,518  AGILENT TECHNOLOGIES INCORPORATED+                                                                     2,613,864
          25,136  ALLERGAN INCORPORATED<<                                                                                2,713,682
          35,890  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             953,238
          10,269  BAUSCH & LOMB INCORPORATED                                                                               697,265
         119,108  BAXTER INTERNATIONAL INCORPORATED                                                                      4,484,416
          48,138  BECTON DICKINSON & COMPANY                                                                             2,892,131
          47,572  BIOMET INCORPORATED                                                                                    1,739,708
         112,692  BOSTON SCIENTIFIC CORPORATION+<<                                                                       2,759,827
          20,029  C.R. BARD INCORPORATED                                                                                 1,320,312
          45,311  DANAHER CORPORATION                                                                                    2,527,448
          54,853  EASTMAN KODAK COMPANY<<                                                                                1,283,560
          23,421  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                        1,448,823
          63,371  GUIDANT CORPORATION<<                                                                                  4,103,272
         231,026  MEDTRONIC INCORPORATED                                                                                13,300,167
           9,945  MILLIPORE CORPORATION+<<                                                                                 656,768
          24,981  PERKINELMER INCORPORATED                                                                                 588,552
          85,321  RAYTHEON COMPANY                                                                                       3,425,638
          34,214  ROCKWELL AUTOMATION INCORPORATED                                                                       2,024,100
          70,014  ST. JUDE MEDICAL INCORPORATED+                                                                         3,514,703
          55,692  STRYKER CORPORATION                                                                                    2,474,396
          15,927  TEKTRONIX INCORPORATED                                                                                   449,301
          37,606  TERADYNE INCORPORATED+                                                                                   547,919
          30,974  THERMO ELECTRON CORPORATION+                                                                             933,247
          21,137  WATERS CORPORATION+                                                                                      798,979
         183,431  XEROX CORPORATION+<<                                                                                   2,687,264
          47,322  ZIMMER HOLDINGS INCORPORATED+<<                                                                        3,191,396

                                                                                                                        64,129,976
                                                                                                                 -----------------
MEDICAL MANAGEMENT SERVICES - 0.08%
          31,027  COVENTRY HEALTH CARE INCORPORATED+                                                                     1,767,298
                                                                                                                 -----------------
METAL MINING - 0.42%
          35,151  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    1,891,124
          85,333  NEWMONT MINING CORPORATION                                                                             4,556,782

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
METAL MINING (continued)
          19,395  PHELPS DODGE CORPORATION<<                                                                     $       2,790,359

                                                                                                                         9,238,265
                                                                                                                 -----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
          19,449  VULCAN MATERIALS COMPANY                                                                               1,317,670
                                                                                                                 -----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.20%
          34,063  HASBRO INCORPORATED                                                                                      687,391
         568,196  JOHNSON & JOHNSON                                                                                     34,148,580
          77,126  MATTEL INCORPORATED<<                                                                                  1,220,133
          27,167  TIFFANY & COMPANY<<                                                                                    1,040,225
         384,483  TYCO INTERNATIONAL LIMITED                                                                            11,096,179

                                                                                                                        48,192,508
                                                                                                                 -----------------
MISCELLANEOUS RETAIL - 1.25%
          58,580  AMAZON.COM INCORPORATED+<<                                                                             2,762,047
          90,168  COSTCO WHOLESALE CORPORATION                                                                           4,460,611
         155,507  CVS CORPORATION                                                                                        4,108,495
          11,765  DILLARDS INCORPORATED CLASS A                                                                            292,007
          27,815  EXPRESS SCRIPTS INCORPORATED+<<                                                                        2,330,897
          58,989  OFFICE DEPOT INCORPORATED+                                                                             1,852,255
         139,691  STAPLES INCORPORATED                                                                                   3,172,383
         193,302  WALGREEN COMPANY                                                                                       8,555,546

                                                                                                                        27,534,241
                                                                                                                 -----------------
MOTION PICTURES - 1.44%
         464,750  NEWS CORPORATION CLASS A                                                                               7,226,862
         890,534  TIME WARNER INCORPORATED                                                                              15,530,913
         367,399  WALT DISNEY COMPANY                                                                                    8,806,554

                                                                                                                        31,564,329
                                                                                                                 -----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.72%
         210,772  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                          15,839,516
                                                                                                                 -----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.35%
         237,156  AMERICAN EXPRESS COMPANY                                                                              12,204,048
          57,205  CAPITAL ONE FINANCIAL CORPORATION                                                                      4,942,512
          38,156  CIT GROUP INCORPORATED                                                                                 1,975,718
         114,058  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    3,899,643
         184,864  FANNIE MAE                                                                                             9,023,212
         131,977  FREDDIE MAC                                                                                            8,624,697
         239,714  MBNA CORPORATION                                                                                       6,510,632
          79,704  SLM CORPORATION                                                                                        4,390,893

                                                                                                                        51,571,355
                                                                                                                 -----------------
OIL & GAS EXTRACTION - 2.99%
          45,303  ANADARKO PETROLEUM CORPORATION                                                                         4,292,459
          62,893  APACHE CORPORATION                                                                                     4,309,428
          61,566  BJ SERVICES COMPANY                                                                                    2,257,625
          72,203  BURLINGTON RESOURCES INCORPORATED                                                                      6,223,899
          84,858  DEVON ENERGY CORPORATION                                                                               5,307,019
          46,140  EOG RESOURCES INCORPORATED                                                                             3,385,292
          97,949  HALLIBURTON COMPANY                                                                                    6,068,920
          22,153  KERR-MCGEE CORPORATION                                                                                 2,012,822
          30,180  NABORS INDUSTRIES LIMITED+<<                                                                           2,286,135
          26,150  NOBLE CORPORATION                                                                                      1,844,621

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
OIL & GAS EXTRACTION (continued)
          76,779  OCCIDENTAL PETROLEUM CORPORATION<<                                                             $       6,133,107
          20,877  ROWAN COMPANIES INCORPORATED+                                                                            744,056
         112,512  SCHLUMBERGER LIMITED                                                                                  10,930,541
          63,043  TRANSOCEAN INCORPORATED+<<                                                                             4,393,467
          66,396  WEATHERFORD INTERNATIONAL LIMITED+                                                                     2,403,535
          69,368  XTO ENERGY INCORPORATED                                                                                3,048,030

                                                                                                                        65,640,956
                                                                                                                 -----------------
PAPER & ALLIED PRODUCTS - 0.54%
          20,111  BEMIS COMPANY INCORPORATED                                                                               560,292
          93,682  INTERNATIONAL PAPER COMPANY                                                                            3,148,652
          89,230  KIMBERLY-CLARK CORPORATION                                                                             5,322,569
          34,658  MEADWESTVACO CORPORATION                                                                                 971,464
          13,522  OFFICEMAX INCORPORATED                                                                                   342,918
          27,366  PACTIV CORPORATION+<<                                                                                    602,052
          21,435  TEMPLE-INLAND INCORPORATED                                                                               961,360

                                                                                                                        11,909,307
                                                                                                                 -----------------
PERSONAL SERVICES - 0.12%
          26,305  CINTAS CORPORATION                                                                                     1,083,240
          62,577  H & R BLOCK INCORPORATED                                                                               1,536,265

                                                                                                                         2,619,505
                                                                                                                 -----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.62%
          15,281  AMERADA HESS CORPORATION<<                                                                             1,937,936
          13,707  ASHLAND INCORPORATED                                                                                     793,635
         428,780  CHEVRONTEXACO CORPORATION                                                                             24,341,841
         265,017  CONOCOPHILLIPS                                                                                        15,418,689
       1,188,445  EXXON MOBIL CORPORATION                                                                               66,754,956
          69,995  MARATHON OIL CORPORATION                                                                               4,267,595
          31,537  MURPHY OIL CORPORATION                                                                                 1,702,683
          25,999  SUNOCO INCORPORATED                                                                                    2,037,802
         117,777  VALERO ENERGY CORPORATION                                                                              6,077,293

                                                                                                                       123,332,430
                                                                                                                 -----------------
PRIMARY METAL INDUSTRIES - 0.42%
         166,206  ALCOA INCORPORATED                                                                                     4,914,712
          16,242  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      586,011
          22,901  ENGELHARD CORPORATION                                                                                    690,465
          29,722  NUCOR CORPORATION                                                                                      1,983,052
          21,655  UNITED STATES STEEL CORPORATION<<                                                                      1,040,956

                                                                                                                         9,215,196
                                                                                                                 -----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.01%
          11,268  DOW JONES & COMPANY INCORPORATED                                                                         399,901
          16,247  E.W. SCRIPPS COMPANY CLASS A                                                                             780,181
          45,817  GANNETT COMPANY INCORPORATED                                                                           2,775,136
          13,254  KNIGHT-RIDDER INCORPORATED<<                                                                             838,978
          71,603  MCGRAW-HILL COMPANIES INCORPORATED                                                                     3,696,863
           8,005  MEREDITH CORPORATION                                                                                     418,982
          27,711  NEW YORK TIMES COMPANY CLASS A<<                                                                         732,956
          41,503  RR DONNELLEY & SONS COMPANY                                                                            1,419,818
          50,005  TRIBUNE COMPANY                                                                                        1,513,151
         295,167  VIACOM INCORPORATED CLASS B+                                                                           9,622,444

                                                                                                                        22,198,410
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
RAILROAD TRANSPORTATION - 0.67%
          71,322  BURLINGTON NORTHERN SANTA FE CORPORATION                                                       $       5,051,024
          41,491  CSX CORPORATION                                                                                        2,106,498
          77,624  NORFOLK SOUTHERN CORPORATION                                                                           3,479,884
          50,602  UNION PACIFIC CORPORATION                                                                              4,073,967

                                                                                                                        14,711,373
                                                                                                                 -----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
          11,711  COOPER TIRE & RUBBER COMPANY<<                                                                           179,412
          10,057  REEBOK INTERNATIONAL LIMITED<<                                                                           585,619
          15,545  SEALED AIR CORPORATION<<                                                                                 873,163
          33,692  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                    585,567

                                                                                                                         2,223,761
                                                                                                                 -----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.51%
          46,984  AMERIPRISE FINANCIAL INCORPORATED                                                                      1,926,344
          21,642  BEAR STEARNS COMPANIES INCORPORATED<<                                                                  2,500,300
         197,024  CHARLES SCHWAB CORPORATION                                                                             2,890,342
          78,130  E*TRADE FINANCIAL CORPORATION+<<                                                                       1,629,792
          16,173  FEDERATED INVESTORS INCORPORATED CLASS B                                                                 599,048
          28,353  FRANKLIN RESOURCES INCORPORATED                                                                        2,665,465
          86,100  GOLDMAN SACHS GROUP INCORPORATED                                                                      10,995,831
          51,169  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                6,558,331
         175,514  MERRILL LYNCH & COMPANY INCORPORATED                                                                  11,887,563
         205,877  MORGAN STANLEY                                                                                        11,681,461
          24,961  T. ROWE PRICE GROUP INCORPORATED                                                                       1,797,941

                                                                                                                        55,132,418
                                                                                                                 -----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.26%
         291,068  CORNING INCORPORATED+<<                                                                                5,722,397
                                                                                                                 -----------------
TOBACCO PRODUCTS - 1.48%
         397,721  ALTRIA GROUP INCORPORATED                                                                             29,717,713
          16,329  REYNOLDS AMERICAN INCORPORATED<<                                                                       1,556,644
          31,241  UST INCORPORATED<<                                                                                     1,275,570

                                                                                                                        32,549,927
                                                                                                                 -----------------
TRANSPORTATION BY AIR - 0.37%
          57,878  FEDEX CORPORATION                                                                                      5,984,006
         133,237  SOUTHWEST AIRLINES COMPANY                                                                             2,189,084

                                                                                                                         8,173,090
                                                                                                                 -----------------
TRANSPORTATION EQUIPMENT - 2.75%
         154,183  BOEING COMPANY                                                                                        10,829,814
          18,423  BRUNSWICK CORPORATION                                                                                    749,079
          28,721  DANA CORPORATION                                                                                         206,217
         354,794  FORD MOTOR COMPANY<<                                                                                   2,739,010
          38,447  GENERAL DYNAMICS CORPORATION                                                                           4,384,880
         108,008  GENERAL MOTORS CORPORATION<<                                                                           2,097,515
          33,141  GENUINE PARTS COMPANY                                                                                  1,455,553
          23,476  GOODRICH CORPORATION                                                                                     964,864
          52,450  HARLEY-DAVIDSON INCORPORATED                                                                           2,700,650
         160,962  HONEYWELL INTERNATIONAL INCORPORATED                                                                   5,995,834
          17,637  ITT INDUSTRIES INCORPORATED                                                                            1,813,436
          36,856  JOHNSON CONTROLS INCORPORATED                                                                          2,687,171
          68,293  LOCKHEED MARTIN CORPORATION                                                                            4,345,484
          11,783  NAVISTAR INTERNATIONAL CORPORATION+                                                                      337,229

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
TRANSPORTATION EQUIPMENT (continued)
          67,860  NORTHROP GRUMMAN CORPORATION                                                                   $       4,079,065
          32,333  PACCAR INCORPORATED                                                                                    2,238,414
          25,282  TEXTRON INCORPORATED<<                                                                                 1,946,208
         194,557  UNITED TECHNOLOGIES CORPORATION                                                                       10,877,682

                                                                                                                        60,448,105
                                                                                                                 -----------------
TRANSPORTATION SERVICES - 0.03%
          25,064  SABRE HOLDINGS CORPORATION                                                                               604,293
                                                                                                                 -----------------
WATER TRANSPORTATION - 0.20%
          82,746  CARNIVAL CORPORATION<<                                                                                 4,424,429
                                                                                                                 -----------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.02%
          39,926  AMERISOURCEBERGEN CORPORATION<<                                                                        1,652,936
          15,866  BROWN-FORMAN CORPORATION CLASS B                                                                       1,099,831
          81,789  CARDINAL HEALTH INCORPORATED                                                                           5,622,994
          58,763  MCKESSON CORPORATION                                                                                   3,031,583
          58,742  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   3,277,804
          36,307  NIKE INCORPORATED CLASS B                                                                              3,151,084
          26,010  SUPERVALU INCORPORATED<<                                                                                 844,805
         118,474  SYSCO CORPORATION                                                                                      3,678,618

                                                                                                                        22,359,655
                                                                                                                 -----------------
WHOLESALE TRADE-DURABLE GOODS - 0.09%
          26,410  PATTERSON COMPANIES INCORPORATED+<<                                                                      882,094
          14,519  W.W. GRAINGER INCORPORATED                                                                             1,032,301

                                                                                                                         1,914,395
                                                                                                                 -----------------
TOTAL COMMON STOCKS (COST $1,726,674,831)                                                                            2,152,105,304
                                                                                                                 -----------------

RIGHTS - 0.00%
          32,300  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 9.34%


COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
         797,479  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   797,479
       5,826,100  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        5,826,100

                                                                                                                         6,623,579
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.04%
$      7,000,000  AMERICAN GENERAL FINANCE+/-                                         4.37%        01/12/2007            7,001,610
      23,000,000  BANK OF AMERICA SECURITIES REPURCHASE AGREEMENT
                  (MATURITY VALUE $23,010,989)                                        4.30         01/03/2006           23,000,000
      20,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $20,009,556)                                        4.30         01/03/2006           20,000,000
       1,009,000  BETA FINANCE INCORPORATED+/-                                        4.30         06/02/2006            1,009,303
       9,000,000  BUCKINGHAM CDO LLC                                                  4.35         02/03/2006            8,966,520
      10,000,000  CHARTA LLC                                                          4.29         02/13/2006            9,950,800
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY SERIES B+/-                       4.34         01/13/2006            1,000,000
      12,000,000  CONCORD MINUTEMAN CAPITAL COMPANY SERIES B+/-                       4.34         01/17/2007           12,000,000
       9,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                  4.30         05/04/2006            8,974,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     12,000,000  DEER VALLEY FUNDING LLC                                             4.39%        01/17/2006    $      11,980,080
      16,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE
                  $16,007,556)                                                        4.25         01/03/2006           16,000,000
       5,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                 4.35         06/30/2006            5,000,000
       6,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                 4.41         06/06/2006            6,000,000
       1,345,000  K2 USA LLC+/-                                                       4.29         07/24/2006            1,345,457
       3,362,000  LINKS FINANCE LLC+/-                                                4.35         03/15/2006            3,362,101
       3,000,000  LIQUID FUNDING LIMITED+/-                                           4.29         03/03/2006            3,000,000
       7,000,000  LIQUID FUNDING LIMITED+/-                                           4.34         08/14/2006            7,000,000
      14,000,000  MORGAN STANLEY+/-                                                   4.33         01/13/2006           14,000,000
       1,345,000  MORGAN STANLEY                                                      4.40         08/13/2010            1,345,202
      11,000,000  NATEXIS BANQUE POPULAIRES                                           4.06         02/01/2006           11,000,000
       7,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                                4.87         03/28/2006            7,005,670
       3,362,000  RACERS TRUST 2004+/-                                                4.37         05/22/2006            3,362,034
       3,362,000  TANGO FINANCE CORPORATION+/-                                        4.29         10/25/2006            3,362,975
       1,681,000  TRAVELLERS INSURANCE COMPANY+/-                                     4.44         02/10/2006            1,680,966
       7,000,000  WHITE PINE FINANCE LLC+/-                                           4.34         01/18/2006            7,000,000
       4,000,000  WHITE PINE FINANCE LLC SERIES MTN+/-                                4.23         06/12/2006            4,000,640

                                                                                                                       198,348,068
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $204,971,647)                                                          204,971,647
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 1.33%

SHARES

MUTUAL FUND - 1.28%
      28,228,424  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           28,228,424
                                                                                                                 -----------------
PRINCIPAL

US TREASURY BILLS - 0.05%
$        645,000  US TREASURY BILL^#                                                  3.66         02/09/2006              642,578
         325,000  US TREASURY BILL^#                                                  3.68         02/09/2006              323,780
          95,000  US TREASURY BILL^#                                                  4.16         05/11/2006               93,626

                                                                                                                         1,059,984
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $29,288,321)                                                                         29,288,408
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,960,934,799)*                                   108.74%                                                 $   2,386,365,359

OTHER ASSETS AND LIABILITIES, NET                         (8.74)                                                      (191,801,134)
                                                         ------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $   2,194,564,225
                                                         ------                                                  -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $24,570,071. THE TOTAL COLLATERAL RECEIVED REPRESENTS 105% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,181,510.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.11%

AUSTRALIA - 2.40%
          98,557  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                $        1,190,715
         121,000  WESTFIELD GROUP (PROPERTIES)                                                                           1,610,884
          37,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      1,072,958

                                                                                                                         3,874,557
                                                                                                                ------------------
BELGIUM - 1.02%
          51,800  FORTIS (DEPOSITORY INSTITUTIONS)                                                                       1,652,728
                                                                                                                ------------------
DENMARK - 1.77%
             150  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                1,551,888
          36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,299,873

                                                                                                                         2,851,761
                                                                                                                ------------------
FINLAND - 1.00%
          88,000  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,609,623
                                                                                                                ------------------
FRANCE - 10.61%
         128,700  ALCATEL SA (COMMUNICATIONS)+                                                                           1,595,285
          76,000  AXA SA (INSURANCE CARRIERS)                                                                            2,452,745
          36,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 1,784,661
          34,574  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                1,388,003
          25,600  CARREFOUR SA (FOOD STORES)                                                                             1,199,578
          13,600  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,223,673
          27,400  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        2,400,464
          13,850  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     3,479,430
          51,300  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,607,016

                                                                                                                        17,130,855
                                                                                                                ------------------
GERMANY - 7.13%
          10,900  ALLIANZ AG (INSURANCE CARRIERS)+                                                                       1,650,995
          17,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             776,380
          15,700  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                             1,350,541
          48,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     800,123
          17,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,769,175
          13,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<                                                          1,432,986
          52,900  METRO AG (FOOD STORES)                                                                                 2,555,223
           6,500  SAP AG (BUSINESS SERVICES)                                                                             1,178,614

                                                                                                                        11,514,037
                                                                                                                ------------------
GREECE - 1.71%
          62,803  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                1,836,497
          41,617  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        925,293

                                                                                                                         2,761,790
                                                                                                                ------------------
HONG KONG - 4.73%
         117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             1,200,383
         253,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      1,197,513
       3,050,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,514,448
       2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         927,189
         408,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    786,675
         124,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          1,216,585
         150,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          797,044

                                                                                                                         7,639,837
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HUNGARY - 0.53%
          13,122  OTP BANK GDR (DEPOSITORY INSTITUTIONS)<<                                                      $          860,803
                                                                                                                ------------------
INDIA - 0.59%
          44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                950,400
                                                                                                                ------------------
ITALY - 4.37%
         115,842  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      3,213,300
          74,200  MEDIASET SPA (COMMUNICATIONS)                                                                            786,213
         443,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      3,052,387

                                                                                                                         7,051,900
                                                                                                                ------------------
JAPAN - 24.68%
         175,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            4,451,605
         143,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                               1,463,527
         138,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       1,667,444
          64,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,714,843
           4,500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             1,280,154
             146  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      2,513,079
         124,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         1,517,209
          25,700  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             1,647,450
         136,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                  2,154,136
         286,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          2,218,934
         162,800  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             3,119,752
           1,038  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               1,584,263
          88,500  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             2,041,124
                  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          38,000  EQUIPMENT)                                                                                             1,988,044
          85,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)<<                      926,146
         126,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             1,916,683
          54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        1,639,208
         409,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         2,365,184
         356,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     3,637,427

                                                                                                                        39,846,212
                                                                                                                ------------------
NETHERLANDS - 4.04%
         103,300  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     2,066,807
          68,300  ING GROEP NV (FINANCIAL SERVICES)                                                                      2,369,198
         103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           2,086,798

                                                                                                                         6,522,803
                                                                                                                ------------------
NORWAY - 1.26%
          88,900  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                 2,041,619
                                                                                                                ------------------
RUSSIA - 1.89%
          30,500  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                              1,799,500
          35,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                1,246,000

                                                                                                                         3,045,500
                                                                                                                ------------------
SINGAPORE - 0.56%
         103,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   904,460
                                                                                                                ------------------
SOUTH KOREA - 0.97%
                  SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
         126,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 1,559,193
                                                                                                                ------------------
SPAIN - 1.83%

         106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,892,431

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
SPAIN (continued)
          54,622  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   $         1,067,647

                                                                                                                         2,960,078
                                                                                                                ------------------
SWEDEN - 0.87%
          13,784  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   216,880
          71,000  SECURITAS AB (BUSINESS SERVICES)                                                                       1,179,684
                                                                                                                         1,396,564
                                                                                                                ------------------
SWITZERLAND - 7.28%
           3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,016,856
          70,500  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,704,596
          23,900  ROCHE HOLDING AG (HEALTH SERVICES)                                                                     3,588,501
          15,500  UBS AG (FINANCIAL SERVICES)                                                                            1,475,629
           9,200  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      1,960,352

                                                                                                                        11,745,934
                                                                                                                ------------------
THAILAND - 1.06%
         660,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)              1,705,302
                                                                                                                ------------------
UNITED KINGDOM - 17.81%
          25,301  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,231,466
         129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                         1,564,699
         197,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                1,293,889
         217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,286,401
         109,200  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,621,382
         196,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      4,968,865
         173,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,777,024
         856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         1,797,581
         162,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             1,191,525
       5,410,800  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         9,542
         100,600  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   3,065,268
         200,045  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     1,674,412
          66,100  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       1,472,730
       1,759,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,797,916

                                                                                                                        28,752,700
                                                                                                                ------------------

TOTAL COMMON STOCKS (COST $134,995,798)                                                                                158,378,656
                                                                                                                ------------------
COLLATERAL FOR SECURITIES LENDING - 2.60%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.60%
       4,195,003  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       4,195,003
                                                                                                                ------------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,195,003)                                                                4,195,003
                                                                                                                ------------------
SHORT-TERM INVESTMENTS - 0.88%

MUTUAL FUND - 0.88%
       1,418,202  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            1,418,202
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,418,202)                                                                           1,418,202
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $140,609,003)*                                     101.59%                                                $      163,991,861

OTHER ASSETS AND LIABILITIES, NET                         (1.59)                                                        (2,573,853)
                                                        -------                                                 ------------------
TOTAL NET ASSETS                                         100.00%                                                $      161,418,008
                                                        -------                                                 ------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,418,202.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 99.26%

AUSTRIA - 0.46%
          19,869  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                             $       1,172,611
                                                                                                                 -----------------

BELGIUM - 4.32%
         232,957  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                    7,416,167
          84,490  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                     3,678,001

                                                                                                                        11,094,168
                                                                                                                 -----------------

BRAZIL - 0.39%
         266,881  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)                                                   1,008,810
                                                                                                                 -----------------

CANADA - 1.74%
          99,100  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                              4,480,791
                                                                                                                 -----------------

CHINA - 0.38%
       2,826,600  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                     984,287
                                                                                                                 -----------------

DENMARK - 0.13%
          19,900  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)+<<                                                                                    326,825
                                                                                                                 -----------------

FINLAND - 0.49%
          66,900  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,254,568
                                                                                                                 -----------------

FRANCE - 7.23%
          19,446  ACCOR SA (METAL MINING)                                                                                1,069,602
          85,210  AXA SA (INSURANCE CARRIERS)                                                                            2,749,979
          82,483  CARREFOUR SA (FOOD STORES)                                                                             3,865,033
          49,046  JC DECAUX SA (BUSINESS SERVICES)+                                                                      1,143,886
          31,617  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                2,809,211
          85,618  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              2,228,965
          26,655  PPR SA (APPAREL & ACCESSORY STORES)                                                                    3,002,620
          58,335  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                  1,395,062
           3,665  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          321,084

                                                                                                                        18,585,442
                                                                                                                 -----------------

GERMANY - 9.49%
          28,228  ALLIANZ AG (INSURANCE CARRIERS)+                                                                       4,275,623
         117,700  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               3,625,740
         110,917  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             2,689,311
          36,926  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            3,820,383
          21,187  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                810,688
         150,458  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)+<<                                                            2,912,366
          19,793  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,465,723
           7,669  SAP AG (BUSINESS SERVICES)                                                                             1,390,584
          39,800  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         3,411,415

                                                                                                                        24,401,833
                                                                                                                 -----------------

HONG KONG - 5.02%
         114,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             1,172,682
         164,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                                             356,400
       1,492,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      7,066,276
         629,500  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              1,238,110
         314,700  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          3,064,344

                                                                                                                        12,897,812
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ITALY - 5.88%
          93,647  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)<<                                              $       3,272,828
         104,372  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,895,138
         281,410  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                      4,617,593
         106,200  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        731,746
         524,575  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      3,602,040

                                                                                                                        15,119,345
                                                                                                                 -----------------

JAPAN - 21.89%
           6,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              152,626
          97,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                             2,019,205
          91,500  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                  1,962,903
         188,700  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   9,424,200
          54,900  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 3,132,887
             144  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          2,100,140
           3,859  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           3,079,085
           8,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             2,332,725
         177,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             3,921,584
         101,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,098,190
          64,700  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             285,276
              37  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    501,971
         107,400  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               1,379,667
          80,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,624,624
             854  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          6,777,835
              57  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               283,707
          26,000  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                6,624,836
         186,300  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     6,239,751
          15,600  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               2,228,855
           1,500  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                78,730

                                                                                                                        56,248,797
                                                                                                                 -----------------

LUXEMBOURG - 1.46%
          16,260  RTI GROUP (COMMUNICATIONS)                                                                             1,309,008
         209,200  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                   2,433,171

                                                                                                                         3,742,179
                                                                                                                 -----------------

MEXICO - 3.17%
          61,000  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                                4,910,500
         582,100  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                3,230,087

                                                                                                                         8,140,587
                                                                                                                 -----------------

NETHERLANDS - 3.48%
         224,427  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     4,490,294
          43,300  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+            869,464
         103,579  ING GROEP NV (FINANCIAL SERVICES)                                                                      3,592,959

                                                                                                                         8,952,717
                                                                                                                 -----------------

NORWAY - 0.00%
             400  AKER ASA CLASS A (MISCELLANEOUS RETAIL)+                                                                  11,735
                                                                                                                 -----------------

PORTUGAL - 0.94%
         875,888  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                               2,416,114
                                                                                                                 -----------------

RUSSIA - 3.26%
          63,654  AFK SISTEMA GDR (BUSINESS SERVICES)                                                                    1,495,869

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
RUSSIA (continued)
         115,800  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                      $       6,890,100

                                                                                                                         8,385,969
                                                                                                                 -----------------

SINGAPORE - 3.14%
         385,800  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         2,552,431
         488,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   3,639,491
       1,192,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  1,871,182

                                                                                                                         8,063,104
                                                                                                                 -----------------

SOUTH KOREA - 4.46%
          62,428  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            2,853,221
          77,540  KOOKMIN BANK (FINANCIAL SERVICES)+                                                                     5,868,140
           1,500  KOOKMIN BANK ADR (FINANCIAL SERVICES)                                                                    112,065
          64,960  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           2,637,986

                                                                                                                        11,471,412
                                                                                                                 -----------------

SPAIN - 2.64%
         152,558  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           2,723,637
          56,405  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             1,839,722
         130,009  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               2,216,404

                                                                                                                         6,779,763
                                                                                                                 -----------------

SWITZERLAND - 9.99%
          19,976  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    5,974,330
           1,287  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                  MATERIALS)                                                                                               283,051
          53,395  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,805,772
          29,919  ROCHE HOLDING AG (HEALTH SERVICES)                                                                     4,492,233
          41,197  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 3,015,982
           2,144  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                  & OPTICAL)                                                                                               240,823
          93,025  UBS AG (FINANCIAL SERVICES)                                                                            8,856,153

                                                                                                                        25,668,344
                                                                                                                 -----------------

TAIWAN - 0.62%
          86,720  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                  1,591,312
                                                                                                                 -----------------

UNITED KINGDOM - 8.68%
          84,944  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   892,947
         390,404  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          3,334,920
         175,049  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                        1,654,929
          41,642  CARNIVAL PLC (WATER TRANSPORTATION)                                                                    2,364,272
       1,517,500  ITV PLC (COMMUNICATIONS)                                                                               2,937,197
       1,206,523  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     4,924,858
          56,772  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         523,053
         507,366  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    2,893,722
         832,235  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            2,770,632

                                                                                                                        22,296,530
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $218,775,289)                                                                                255,095,055
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 4.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.36%
      11,213,680  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      11,213,680
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,213,680)                                                       $      11,213,680
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 0.17%

MUTUAL FUND - 0.17%
         426,086  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              426,086
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $426,086)                                                                               426,086
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $230,415,055)                                      103.79%                                                 $     266,734,821

OTHER ASSETS AND LIABILITIES, NET                         (3.79)                                                        (9,732,805)
                                                         ------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     257,002,016
                                                         ------                                                  -----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $426,086.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 97.92%

AUSTRALIA - 5.10%
            4,196  ALINTA LIMITED (ELECTRIC UTILITIES)                                                           $          34,298
           18,581  ALUMINA LIMITED (METAL MINING)                                                                          101,073
           13,245  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 72,533
           28,878  AMP LIMITED (INSURANCE CARRIERS)                                                                        162,801
            2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                18,551
            2,926  APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                10,296
            5,215  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                             47,101
           27,800  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                 488,105
            6,940  AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 87,458
            1,466  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                    34,928
           14,904  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   55,505
            2,568  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                32,287
           55,787  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                         930,417
            1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                                             14,413
           11,869  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         60,647
            9,857  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   58,532
           14,979  BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                111,129
            2,310  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                       32,819
           13,499  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                    62,642
            4,499  CENTRO RETAIL GROUP (REAL ESTATE)                                                                         4,964
           27,443  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                    40,237
            4,058  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                               12,048
            8,674  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                       49,027
              783  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         26,250
           17,080  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                               127,843
           19,907  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                623,886
           19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                          18,458
            6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                30,862
            3,024  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                94,218
           14,989  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             38,240
           41,595  DB RREEF TRUST (REAL ESTATE)                                                                             42,386
            4,052  DCA GROUP LIMITED (HEALTH SERVICES)                                                                      11,823
            2,772  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                   SERVICES)                                                                                                14,591
           29,108  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                        119,072
            9,994  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     14,214
           25,504  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                     76,658
           10,015  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                              21,439
            4,413  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)                                                                                                   25,364
            8,315  ING INDUSTRIAL FUND (REAL ESTATE)                                                                        13,593
           26,190  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                  104,063
           21,012  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                     30,577
            7,729  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      50,995
           15,329  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                           45,063
            2,584  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      33,871
            5,378  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                             57,089
            4,210  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                            23,580
           10,407  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                24,185
            3,580  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                           178,859
            5,631  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                       23,447
           19,839  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                     69,520
           32,796  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                      85,592
           10,648  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                    27,555
           10,648  MAYNE PHARMA LIMITED (HEALTH SERVICES)+                                                                  19,827
           13,447  MIRVAC GROUP (REAL ESTATE)                                                                               40,615
            6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          14,659
           24,163  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               573,930
            4,674  NEWCREST MINING LIMITED (METAL MINING)                                                                   83,264
           10,734  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                              26,361
            5,285  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   79,031
           11,911  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                             65,577
            9,792  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                      19,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
AUSTRALIA (continued)
            6,868  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                   $          19,334
            9,446  PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                                                          51,244
              724  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                 36,092
            2,504  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                           30,252
           15,679  QANTAS AIRWAYS (TRANSPORTATION BY AIR)<<                                                                 46,437
           11,988  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)<<                                                      172,253
           13,836  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                         166,855
            4,242  RIO TINTO LIMITED (METAL MINING)<<                                                                      214,577
            9,650  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    86,662
            1,353  SFE CORPORATION LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    13,728
            4,053  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                               43,975
           20,526  STOCKLAND (REAL ESTATE)                                                                                  97,809
            8,080  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                        118,765
            8,581  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                               97,947
           33,770  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<                                                           97,294
            4,115  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                          44,949
           12,945  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                       62,634
            1,213  UNITAB LIMITED (COMMERCE)                                                                                12,085
            5,959  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             161,505
           23,217  WESTFIELD GROUP (PROPERTIES)                                                                            309,090
              739  WESTFIELD GROUP (PROPERTIES)+                                                                             9,735
           28,497  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                   475,274
            6,948  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                       199,617
           16,857  WOOLWORTHS LIMITED (FOOD STORES)                                                                        208,230

                                                                                                                         8,273,806
                                                                                                                 -----------------
AUSTRIA <<- 0.39%
              144  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                24,362
            2,118  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                117,977
              199  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)+                                              14,251
            6,044  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                          58,031
               80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)+                                                        11,176
            1,630  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                               28,772
            2,670  OMV AG (OIL & GAS EXTRACTION)                                                                           156,469
              323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          8,719
            5,149  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                     115,821
               97  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS &
                   SANITARY SERVICES)+                                                                                      34,601
              273  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  27,521
            1,084  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 43,377

                                                                                                                           641,077
                                                                                                                 -----------------
BELGIUM - 1.18%
            1,585  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         28,916
              224  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      16,840
              272  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       25,423
            2,661  BELGACOM SA (COMMUNICATIONS)                                                                             86,792
               96  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     15,195
              260  COLRUYT SA (FOOD STORES)                                                                                 35,891
              330  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                       10,880
               52  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            14,313
            1,130  DELHAIZE GROUP (FOOD STORES)                                                                             73,847
            8,763  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                      202,095
              396  EURONAV SA (WATER TRANSPORTATION)                                                                        11,491
           18,178  FORTIS (DEPOSITORY INSTITUTIONS)                                                                        579,986
            1,144  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                         112,210
            2,914  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                      126,852
            2,724  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                253,641
              481  MOBISTAR SA (COMMUNICATIONS)                                                                             38,153
              314  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                            16,360
            1,037  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                 114,299

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
BELGIUM (continued)
            1,114  SUEZ SA (ENERGY)                                                                              $          34,660
            1,401  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                     65,815
              409  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                       48,228

                                                                                                                         1,911,887
                                                                                                                 -----------------
CAYMAN ISLANDS - 0.02%
           23,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                       33,223
                                                                                                                 -----------------
DENMARK - 0.81%
               19  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                 196,572
              213  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               21,902
              506  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  27,139
              413  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       25,624
              838  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                    64,160
            7,028  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                               247,575
              295  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                     36,419
              209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                               19,699
              523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 15,436
            3,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               48,463
            1,114  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                            23,068
               63  KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                        18,744
              332  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 15,225
            3,876  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                  218,033
              906  NOVOZYMES A/S (HEALTH SERVICES)                                                                          49,599
            3,148  TDS A/S (COMMUNICATIONS)                                                                                188,570
              333  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                     28,904
            2,748  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                        45,131
              420  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                        23,226

                                                                                                                         1,313,489
                                                                                                                 -----------------
FINLAND - 1.41%
            1,353  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              25,196
              611  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)+                                                          21,187
            2,307  ELISA CORPORATION (COMMUNICATIONS)                                                                       42,744
            5,987  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        112,274
              258  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 12,713
              938  KESKO OYJ (FOOD STORES)                                                                                  26,596
            1,222  KONE OYJ (BUSINESS SERVICES)+<<                                                                          48,509
            1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       45,355
            1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                                                            42,315
           68,598  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                   1,254,738
            1,720  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                            21,687
            1,353  ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                  25,052
            1,438  OUTOKUMPU OYJ (METAL MINING)                                                                             21,366
            1,600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                               38,926
            6,461  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          112,595
            9,760  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                132,187
            1,321  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 48,247
            8,466  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                               165,978
            1,130  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    24,080
              889  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    26,297
            1,000  YIT-YHTYMA OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                42,774

                                                                                                                         2,290,816
                                                                                                                 -----------------
FRANCE - 8.97%
            3,011  ACCOR SA (METAL MINING)                                                                                 165,616
            2,036  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                   43,604
            1,663  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                               319,933
           19,987  ALCATEL SA (COMMUNICATIONS)+                                                                            247,746

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
FRANCE (continued)
            1,626  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         $          93,594
            8,222  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                   203,927
            1,003  ATOS ORIGIN (BUSINESS SERVICES)+                                                                         66,081
              975  AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL SERVICES)                                                     57,715
           22,610  AXA SA (INSURANCE CARRIERS)                                                                             729,692
           12,208  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                987,861
            3,214  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  157,148
            1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            43,027
            2,124  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  85,270
            8,706  CARREFOUR SA (FOOD STORES)                                                                              407,950
              575  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                               38,292
            1,565  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING &
                   CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                               126,361
              584  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     46,047
            4,907  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      291,921
            2,286  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                   PLASTICS PRODUCTS)                                                                                      128,499
            8,972  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                            282,649
              976  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            55,105
            1,235  EURONEXT NV (BUSINESS SERVICES)                                                                          64,333
           26,732  FRANCE TELECOM SA (COMMUNICATIONS)                                                                      664,289
              159  GECINA SA (REAL ESTATE)                                                                                  18,259
            3,736  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 390,332
              335  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                       83,803
              542  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       39,206
              387  KLEPIERRE (REAL ESTATE)                                                                                  36,333
            4,560  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                 339,029
            2,763  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     248,604
            1,790  LAGARDERE SCA (COMMUNICATIONS)                                                                          137,746
            3,743  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 332,570
              530  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      53,146
            2,091  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                54,437
            1,062  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                 185,325
            2,488  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             143,447
            1,055  PPR SA (APPAREL & ACCESSORY STORES)                                                                     118,843
            2,169  PUBLICIS GROUPE (COMMUNICATIONS)                                                                         75,495
            2,984  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                   243,406
            2,890  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                                  69,113
           16,283  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                       1,426,524
            3,450  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                           307,762
           11,766  SCOR (INSURANCE CARRIERS)                                                                                25,352
              382  SOCIETE AUTOROUTES DU NORD ET DE L'EST DE LA FRANCE (MISCELLANEOUS
                   MANUFACTURING INDUSTRIES)+                                                                               25,869
              527  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          31,352
              565  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                        40,402
            5,485  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                              674,691
            1,989  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                          55,196
            1,362  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                            56,114
           14,500  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                451,478
            1,449  TECHNIP SA (OIL & GAS EXTRACTION)                                                                        87,146
            1,283  THALES SA (TRANSPORTATION BY AIR)                                                                        58,175
            4,341  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                 90,965
            8,720  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    2,190,659
              755  UNIBAIL SA (REAL ESTATE)                                                                                100,468
            1,162  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      43,210
            5,259  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                238,086
            2,412  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               207,456
           16,914  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   529,845
              611  ZODIAC SA (TRANSPORTATION BY AIR)<<                                                                      39,242

                                                                                                                        14,555,746
                                                                                                                 -----------------
GERMANY - 6.58%
              694  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                          131,460
            5,868  ALLIANZ AG (INSURANCE CARRIERS)+                                                                        888,811

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
GERMANY (continued)
            1,186  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)<<                                                                          $          64,588
            8,342  BASF AG (CHEMICALS & ALLIED PRODUCTS)+                                                                  639,079
           10,085  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                      421,348
              275  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                               33,859
              584  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               50,237
            9,048  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                278,723
            1,893  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                               168,039
           14,197  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           725,086
            7,689  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                              745,533
            1,579  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        161,813
            3,799  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                            56,265
            9,779  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                              237,103
           42,385  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                    706,525
              629  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                          24,202
            9,699  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,003,464
              928  EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                     12,151
              601  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<                                                            63,325
              417  FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH SERVICES)                                                    38,927
              863  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                33,021
              983  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                 98,920
              992  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             44,428
            2,151  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                   111,998
           10,093  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                  92,366
            1,165  IVG IMMOBILIEN AG (REAL ESTATE)                                                                          24,426
            1,041  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                         15,812
            1,377  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            107,220
            2,242  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         119,655
              777  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                 64,346
            2,409  METRO AG (FOOD STORES)                                                                                  116,362
              955  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                              19,808
            2,653  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                       359,253
              130  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                    93,416
              755  PREMIERE AG (ENTERTAINMENT)+                                                                             13,229
              444  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)+                                                                 8,594
              279  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                81,421
            6,479  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              479,787
              634  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                          40,862
            3,423  SAP AG (BUSINESS SERVICES)                                                                              620,676
            2,478  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                               166,047
           12,502  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        1,071,596
              815  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                  19,133
            5,729  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                              119,508
            3,371  TUI AG (TRANSPORTATION BY AIR)<<                                                                         69,043
            2,715  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)<<                                                              143,389
            1,577  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                       60,678
              263  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               27,827

                                                                                                                        10,673,359
                                                                                                                 -----------------
GREECE - 0.60%
            4,348  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                 127,145
            1,740  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                         51,252
            1,950  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        43,355
            2,750  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                       86,993
            1,176  EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     39,958
              300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                    7,991
              920  GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             15,575
              350  HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                                                  6,174
            2,030  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                             28,551
            1,700  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                  10,989
            4,370  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                             93,125
              796  HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                    10,065
            1,610  INTRACOM SA (COMMUNICATIONS)                                                                             10,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
GREECE (continued)
            4,090  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                          $         174,317
            3,230  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                               111,278
            2,875  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                61,607
            1,690  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                          36,934
            1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                                8,402
              900  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         36,760
            2,080  VIOHALCO SA (BUSINESS SERVICES)                                                                          16,745

                                                                                                                           977,890
                                                                                                                 -----------------
HONG KONG - 1.59%
            3,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               19,749
           22,800  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      68,956
           59,000  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                113,379
           16,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                   27,961
           24,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              246,232
            7,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN
                   BUILDING CONSTRUCTION CONTRACTS)                                                                         22,028
           26,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                150,897
           15,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             106,595
           28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                              15,709
           29,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                               45,256
           11,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        144,876
           12,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                 56,490
           50,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                            106,724
           18,000  HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                                             74,636
           22,000  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                          108,955
           10,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                          25,085
           32,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                              304,785
           12,000  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                          29,715
           22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      21,329
            9,092  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                   24,097
            8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                               21,667
           28,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    53,987
           29,000  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))+                                                       54,981
           22,223  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                43,709
           38,000  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      52,195
            2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              7,462
           57,000  PCCW LIMITED (COMMUNICATIONS)                                                                            35,103
           18,000  SCMP GROUP LIMITED (COMMUNICATIONS)                                                                       6,674
           20,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                             33,404
           20,276  SINO LAND COMPANY (REAL ESTATE)                                                                          24,581
            5,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                              6,420
           32,000  SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   13,310
           21,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           204,484
           15,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               134,646
           14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                                     33,313
            5,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          26,568
           12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                         8,667
           15,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                               53,007
            3,000  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         21,590
            9,000  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                25,130

                                                                                                                         2,574,352
                                                                                                                 -----------------
IRELAND - 0.84%
           13,741  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                        293,635
           15,204  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                               239,579
            4,473  C&C GROUP PLC (EATING & DRINKING PLACES)                                                                 28,596
            8,338  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        245,302
            1,283  DCC PLC (BUSINESS SERVICES)                                                                              27,493
            5,921  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                 87,553
            7,360  EIRCOM GROUP PLC (COMMUNICATIONS)                                                                        17,253

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
IRELAND (continued)
            7,502  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                           $         101,250
            5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           16,068
            3,778  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 41,149
            2,891  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                            11,500
            2,027  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                           29,157
            8,902  INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                          26,769
            3,864  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          78,957
            2,132  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                47,225
            1,707  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 21,523
              869  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                        12,449
              623  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                        34,882

                                                                                                                         1,360,340
                                                                                                                 -----------------
ITALY - 3.69%
            6,293  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                          77,781
            2,213  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                           20,580
           14,713  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                         514,198
            1,722  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                 23,587
            4,543  AUTOSTRADE SPA (SOCIAL SERVICES)<<                                                                      108,967
            1,457  BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)                                                          45,348
            4,699  BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                  25,535
           14,756  BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                           72,935
           50,197  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                              265,940
           16,347  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                          76,396
           15,480  BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+                                                51,040
            6,239  BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                                  68,360
            5,170  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                    113,356
            5,886  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                        119,090
            1,032  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)+                                                                                      11,753
            2,527  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                 28,212
           22,903  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                 132,591
           66,353  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                            521,212
           40,049  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     1,110,905
            6,470  FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                                   56,376
            2,459  FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)                                                                23,668
            4,600  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                 89,038
            3,275  GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                      17,273
              931  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 17,382
              360  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                       13,012
            1,991  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         50,513
           13,156  MEDIASET SPA (COMMUNICATIONS)                                                                           139,399
            7,496  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                              143,145
            4,147  MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                    27,347
           43,372  PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                               39,846
           16,954  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                              265,154
           66,054  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                 30,850
           14,619  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                 60,100
           23,337  TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+<<                                                             12,350
           91,760  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                 227,589
          164,606  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                     479,395
           17,214  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                            42,491
            3,533  TISCALI SPA (COMMUNICATIONS)+<<                                                                          11,189
           79,847  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       550,167
           44,950  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       308,653

                                                                                                                         5,992,723
                                                                                                                ------------------
JAPAN - 25.05%
            5,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                37,987
            1,100  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                70,700
              600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     18,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
            1,100  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                    $         110,900
           10,200  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             259,465
              500  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 47,314
              900  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   75,169
            3,100  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  113,817
            9,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 92,110
              400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                         18,722
            8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                               32,560
            3,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   41,794
            6,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           52,910
            1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               19,078
            1,000  ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                5,690
            1,000  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                              33,832
              400  ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    9,853
            5,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)<<                                                      67,109
           15,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)<<                                                                                  193,708
           17,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   115,029
              600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                  19,078
              500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                   STATIONS)                                                                                                26,243
            9,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                        77,000
            4,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)<<                                                        48,332
           18,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      147,285
            1,000  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                               35,019
           10,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                              208,165
           11,700  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)<<                                                                            684,530
            1,000  CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                         21,368
            3,300  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                               55,236
            3,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                                     16,611
               23  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                 220,376
           11,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             92,246
            2,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                   SERVICES)                                                                                                45,958
            9,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           221,588
            3,900  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      83,665
              800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             20,350
            4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               36,563
              800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           18,688
            2,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      28,609
            2,600  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                    129,851
            1,100  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                             54,937
           10,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          178,064
            4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         28,762
            6,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   57,337
           10,300  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            198,690
            3,500  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                                    102,387
            3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                        43,295
           10,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                     43,329
            3,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       25,107
            1,300  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                   67,240
            8,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)                                                                       125,086
           20,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                226,735
            7,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        30,924
            8,400  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                            289,888
               26  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                  84,657
            5,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                   EXCEPT FUELS)                                                                                            54,182
                5  E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                        38,623
               14  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  9,912
               52  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  357,587
            5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               27,006
            3,700  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     155,297
            1,900  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                           65,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
              600  EPILDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)+                                                                                   $          17,908
            1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  33,832
            2,800  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)<<                                                                                   237,656
              700  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                              68,436
            9,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                   SUPPLY & MOBILE HOME DEALERS)                                                                            47,696
            7,300  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                           241,404
              400  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                               13,397
                7  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                    17,628
            5,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         40,531
           27,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                205,588
            9,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            70,361
              700  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   11,853
                6  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   12,210
            6,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             44,363
            4,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                               26,591
              400  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                    28,185
            2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                    17,467
              400  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                       37,648
            4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           25,336
              500  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   66,689
            3,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         14,092
            1,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         19,926
            1,700  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           44,974
            1,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                   MACHINERY & COMPUTER EQUIPMENT)                                                                          34,977
           49,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                330,309
              600  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                   MACHINERY & COMPUTER EQUIPMENT)                                                                          12,566
            2,900  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       59,016
           15,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          70,081
           12,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  690,491
            1,400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                        21,249
            6,400  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        230,093
            1,500  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               80,383
               14  INDEX CORPORATION (COMMUNICATIONS)                                                                       25,404
                6  INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                              53,419
            2,800  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      59,711
            5,000  ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              8,903
           17,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS
                   MANUFACTURING INDUSTRIES)                                                                                53,767
              500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                29,932
           24,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                  200,246
              500  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      23,954
              500  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                             44,643
           11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                    29,940
                7  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                                                  19,646
                5  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS
                   (REITS))                                                                                                 41,209
                4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS
                   (REITS))                                                                                                 31,068
               14  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                           204,180
            8,800  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                    295,485
            3,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                57,108
           12,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              71,429
            3,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            78,857
           13,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                74,736
            1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        7,792
            4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                       35,511
            5,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         60,415
           11,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          245,042
            4,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               34,290
            8,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           214,355
            2,400  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      16,341
           20,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               72,922

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
            8,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                          $          50,197
               38  KDDI CORPORATION (COMMUNICATIONS)                                                                       219,104
            7,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)<<                              55,200
            9,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                          53,801
            4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        27,303
              500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              142,239
            2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                           19,417
            2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                18,061
           23,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                           92,051
           12,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 139,908
           40,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                               129,563
            1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  19,268
           14,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                231,602
            1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            18,400
            1,600  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              35,206
            7,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            76,377
              400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                16,009
            2,000  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    37,224
           16,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             134,447
            6,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                          62,170
            2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                         31,843
            1,900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY &
                   HOUSING PROGRAMS)                                                                                        36,168
            2,400  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              175,012
            6,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          41,871
            5,900  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          128,071
            1,000  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                         41,209
            2,000  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                   72,582
              500  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   27,770
            2,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               49,180
           22,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                118,082
            4,700  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       92,258
            1,700  MATSUI SECURITIES COMAPNY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                23,597
              700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                            22,139
           32,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
                   EQUIPMENT STORES)                                                                                       617,289
            5,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                   SUPPLY & MOBILE HOME DEALERS)                                                                            46,721
            4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                      20,248
            5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                     26,582
              600  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              19,434
               23  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                       395,896
            6,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   32,001
           18,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  116,551
           17,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              396,142
           28,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                              198,245
           17,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         353,161
            6,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                               56,726
           47,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            207,233
            2,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            33,680
           15,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS,
                   EXCEPT FUELS)<<                                                                                          76,695
            9,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                 59,524
            5,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                    62,746
              113  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                 1,533,048
           22,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                282,613
           10,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   67,240
           10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                             32,560
           12,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            243,694
            9,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                  56,548
           16,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                      139,602
           19,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                          232,475
            8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                             96,053
            6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                          39,174

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
            1,200  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        $          13,574
              149  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                         1,182,550
            3,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                198,720
            3,200  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     46,778
           28,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     174,265
              600  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                 19,689
                9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                               21,749
            4,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               59,490
            3,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                64,866
            3,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    31,263
              400  NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         10,175
            5,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                           20,859
            1,600  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                       136,075
           12,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                   190,071
            4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         63,120
            1,600  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  193,327
                5  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                42,184
            3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           65,502
           11,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                              67,062
            2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              17,077
            8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                        22,046
            3,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                               31,492
           11,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               81,812
           20,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                           155,170
               15  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                60,033
            4,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   26,727
            6,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                   SUPPLY & MOBILE HOME DEALERS)                                                                            26,201
            2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            22,640
           97,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     345,445
               81  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                               368,135
           16,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                    109,620
            8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 47,755
            4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)<<                                                                      16,416
            3,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         42,685
           34,900  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           353,631
            3,300  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                              34,865
           12,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                38,767
            3,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                32,789
            1,400  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           40,480
              300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  27,982
            2,600  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   202,603
            1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                               43,414
           27,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                   525,069
                3  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   21,368
              400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      49,010
            6,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                   41,006
            7,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               55,319
               21  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              104,524
              263  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                401,408
                3  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)<<                                                        19,867
           10,000  BAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                73,685
              100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            22,029
           10,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        59,524
           11,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                      65,010
            9,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       32,891
            3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                16,865
            3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                         78,857
            3,600  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               83,029
            2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                                             39,344

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
              600  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                    $          29,813
              900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                          49,069
            1,300  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                 331,242
           33,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           113,885
            2,600  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     36,067
            1,450  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             96,515
            2,100  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                 18,715
               69  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                    66,698
               72  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                 289,990
           10,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              175,096
              700  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 16,590
            1,500  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              163,183
              400  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                    34,901
            2,000  SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                             9,276
            2,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   32,272
              800  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               46,331
            1,100  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      30,407
            3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                                     18,519
           26,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)<<                                                                                             70,547
            5,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)<<                                                    28,024
               78  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                                         52,778
            3,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              156,951
            2,200  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                       73,685
            1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   42,740
            2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                   WAREHOUSING)<<                                                                                           21,792
            7,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      47,365
            8,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                               100,666
           12,620  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                        540,391
               90  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                21,749
           15,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              228,177
              900  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          27,320
              300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   41,514
            1,300  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                    34,171
            9,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                66,164
            6,000  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        318,989
            8,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                    40,293
           16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           92,526
            5,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 70,420
            6,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   111,926
            8,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          80,180
           16,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                             62,407
            2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                           34,622
              800  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                114,300
           11,400  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                               481,384
            3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                         21,961
           13,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                 175,817
           15,400  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       629,398
            2,600  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      42,262
            3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                        24,776
           21,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         144,232
           17,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                               219,824
           11,100  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                           168,568
            9,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      75,550
           64,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                   MACHINERY & TRANSPORTATION EQUIPMENT)                                                                   246,373
            9,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                   MINERALS, EXCEPT FUELS)                                                                                 111,341
               74  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  784,330
            7,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           20,418
            6,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                             130,496
            2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                            28,490
           18,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      183,915
            3,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            37,826

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
            1,000  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                              $          31,967
            1,300  SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                       20,723
            3,500  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          232,077
           13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     52,800
           15,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                68,046
            2,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            37,478
            2,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   27,558
            3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                  17,806
            4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 63,900
           13,800  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     746,547
            1,550  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                               105,274
            1,000  TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 6,682
            4,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             38,869
            1,800  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                124,085
           14,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                   88,913
            3,000  TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       39,276
            2,300  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         68,063
            1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             41,786
              600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              18,519
           13,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                   68,122
            3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                16,484
            2,200  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                             49,247
            6,200  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          126,171
            3,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       38,538
              600  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                  16,280
           17,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           434,845
            2,400  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              150,795
           35,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           155,509
            1,700  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                         24,649
            1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                                             12,253
            4,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                     39,852
           13,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                              91,932
            6,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                     59,982
            5,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                          53,758
            9,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              105,160
           21,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   171,298
           45,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            268,623
            7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          30,746
            3,700  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 74,041
            5,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            42,269
            2,800  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      45,608
            1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                     16,144
            9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           30,144
            1,100  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  21,452
            3,000  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                107,856
           44,600  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                   2,314,427
            2,000  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                            45,449
            1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)<<                                                                                             56,726
           15,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                               40,700
              700  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                       31,458
            1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)<<                                                                             19,460
            3,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               47,340
            2,000  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         46,721
              380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     24,230
            2,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                       27,100
               25  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                    104,295
              118  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)<<                                                           179,099
            1,700  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  35,316
            1,100  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                         137,669
            2,800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      46,558
            3,100  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  80,960

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
JAPAN (continued)
            8,600  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                       $         335,439
            6,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                               99,512
            2,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                16,280
            3,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                 30,271
            2,700  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   46,017
            3,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           39,683

                                                                                                                        40,649,235
                                                                                                                 -----------------
LUXEMBOURG - 0.02%
            3,124  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                   SERVICES)+                                                                                               36,335
                                                                                                                 -----------------
NETHERLANDS - 4.60%
           27,299  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                          713,936
           22,009  AEGON NV (INSURANCE CARRIERS)                                                                           358,277
            4,282  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                             198,468
            7,621  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                      152,480
            1,613  BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)+                                                             23,737
              593  CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         32,224
            2,464  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                    100,640
            3,874  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)<<                                 146,306
            2,063  GETRONICS NV (BUSINESS SERVICES)                                                                         27,745
            8,044  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                        26,094
            3,859  HEINEKEN NV (EATING & DRINKING PLACES)                                                                  122,348
              529  IHC CALAND NV (OIL & GAS EXTRACTION)                                                                     42,744
           28,641  ING GROEP NV (FINANCIAL SERVICES)                                                                       993,502
           33,207  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                             332,986
           20,109  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      624,932
           24,516  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                     183,724
            1,489  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         21,489
            2,059  QIAGEN NV (HEALTH SERVICES)+                                                                             24,230
              753  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                         32,708
           11,039  REED ELSEVIER NV (COMMUNICATIONS)                                                                       154,214
              727  RODAMCO EUROPE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                60,507
           65,601  ROYAL DUTCH SHELL COUPONS (PETROLEUM REFINING & RELATED INDUSTRIES)+(A)                                       0
           62,634  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                               1,911,640
            2,332  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                                               96,574
            6,028  TNT NV (TRANSPORTATION SERVICES)+                                                                       188,404
            8,733  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                   598,108
            2,818  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     41,769
            3,925  VNU NV (COMMUNICATIONS)                                                                                 130,156
              349  WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))+                                                   32,910
            4,362  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             88,204

                                                                                                                         7,461,056
                                                                                                                 -----------------
NEW ZEALAND - 0.19%
           18,500  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE
                   CONTRACTORS)                                                                                             25,013
            4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               19,811
            4,714  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS &
                   EQUIPMENT STORES)                                                                                        11,170
            8,696  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                            22,565
            7,167  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                                     36,950
            7,892  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                   LODGE PLACES)                                                                                            25,275
            3,579  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)+                                                         15,397
           30,602  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                           125,588
              705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                 1,703
            4,703  TOWER LIMITED (BUSINESS SERVICES)+                                                                        6,680
            3,233  VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      5,784

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
NEW ZEALAND (continued)
            2,606  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                          $           6,317
              372  WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY &
                   HOUSING PROGRAMS)                                                                                         1,557

                                                                                                                           303,810
                                                                                                                 -----------------
NORWAY - 0.67%
           10,214  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                           108,961
              654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                 25,000
            2,146  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                  220,345
            1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                      28,603
            3,142  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                     130,116
              831  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                       25,610
              500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                       21,224
              919  SCHIBSTED ASA (COMMUNICATIONS)                                                                           27,369
                1  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                     2
              678  SMEDVIG ASA (OIL & GAS EXTRACTION)                                                                       19,790
            9,812  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                  225,336
              400  STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                 13,246
            3,964  STOREBRAND ASA (INSURANCE CARRIERS)                                                                      34,211
            2,116  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      12,948
              800  TANDBERG TELEVISION ASA (COMMUNICATIONS)+                                                                10,579
           11,693  TELENOR ASA (COMMUNICATIONS)                                                                            114,776
            3,383  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                           24,210
            3,400  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                           49,494

                                                                                                                         1,091,820
                                                                                                                 -----------------
PORTUGAL - 0.29%
            4,914  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                   22,456
           31,639  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   87,275
            1,543  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                        24,844
            5,340  BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                                                     45,266
            3,821  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  21,035
           29,624  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   91,186
              716  JERONIMO MARTINS SA (WHOLESALE TRADE NON-DURABLE GOODS)                                                  10,765
           12,276  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                               124,261
            1,398  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA
                   (COMMUNICATIONS)                                                                                         15,972
           17,058  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                               23,830

                                                                                                                           466,890
                                                                                                                 -----------------
SINGAPORE - 0.80%
            9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                 7,037
           11,000  ASCENDAS REAL ESTATE INVESTMENT TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                            12,901
           15,000  CAPITALAND LIMITED (REAL ESTATE)                                                                         31,035
           14,300  CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                 19,266
           19,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                    14,856
            8,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                  41,861
           29,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                              27,907
            1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                                8,180
            4,000  DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                               4,040
           17,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    168,706
            3,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                         33,380
            2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                           6,195
            2,006  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                     13,392
            9,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                           59,543
            7,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                        15,409
            1,444  MALAYAN CREDIT LAND LIMITED (REAL ESTATE)                                                                 1,494
            9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      18,188
           36,200  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                           145,875
            1,000  OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                   LODGE PLACES)                                                                                             6,556

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SINGAPORE (continued)
           11,000  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                    $          13,960
           15,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      26,335
            5,035  SEMBCORP LOGISTICS LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   5,148
            9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                       14,940
            9,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     67,122
           14,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                           24,419
            2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                      6,435
           25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                         17,292
           27,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              69,828
           21,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)                                                                        36,123
          103,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                   161,688
           11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                        7,145
           18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                              12,017
           12,000  SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       7,795
           16,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  140,499
            9,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)<<                                                             13,587
            4,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   33,200
            8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                   7,073

                                                                                                                         1,300,427
                                                                                                                 -----------------
SPAIN - 3.66%
            3,196  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                          80,442
              487  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               54,456
            2,952  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)<<                                                                                             42,952
            3,773  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN
                   BUILDING CONSTRUCTION CONTRACTS)                                                                        121,543
               10  AGUAS DE BARCELONA I05 SHARES (WATER SUPPLY)+                                                               213
            4,483  ALTADIS SA (TOBACCO PRODUCTS)                                                                           203,380
            1,476  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                             35,193
           52,593  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                          938,949
           13,779  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                      168,023
           92,333  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                          1,218,835
            3,224  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION
                   SERVICES)+<<                                                                                             37,291
            1,699  CORP MAPFRE SA (INSURANCE CARRIERS)                                                                      28,060
            1,410  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                           23,420
           15,083  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         396,775
              762  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN
                   BUILDING CONSTRUCTION CONTRACTS)                                                                         43,212
            2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                    30,363
            2,692  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                   75,405
            1,034  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)<<                                                                                             71,613
           12,844  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                      351,105
            8,826  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                23,928
            2,090  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               40,851
            3,453  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              112,624
              513  INMOBILIARIA COLONIAL SA (REAL ESTATE)                                                                   29,079
              618  METROVACESA SA (REAL ESTATE)                                                                             37,533
            1,473  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                       23,106
            1,224  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 20,867
           14,494  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                  423,322
            1,811  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                      44,167
            1,092  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                            23,267
              630  SOGECABLE SA (COMMUNICATIONS)+<<                                                                         25,255
            2,598  TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)                                                  22,053
           69,248  TELEFONICA SA (COMMUNICATIONS)                                                                        1,041,995
            3,434  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                   127,778
            2,270  ZELTIA SA (HEALTH SERVICES)<<                                                                            15,802

                                                                                                                         5,932,857
                                                                                                                 -----------------
SWEDEN - 2.31%
            1,292  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       27,972
            4,687  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               73,746

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SWEDEN (continued)
            5,314  ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       $         118,394
            3,306  ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  65,958
              558  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                      15,593
              763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                             9,988
            1,399  CAPIO AB (HEALTH SERVICES)+                                                                              24,918
              674  CASTELLUM AB (REAL ESTATE)                                                                               24,264
              725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                             10,677
            4,507  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          117,150
            1,078  ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         16,011
            2,481  ENIRO AB (COMMUNICATIONS)                                                                                31,229
            2,975  GAMBRO AB CLASS A (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         32,485
            1,442  GAMBRO AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         15,700
            2,633  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       36,291
            7,180  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                                            244,018
              517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               11,193
              931  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                      30,762
              581  KUNGSLEDEN (PROPERTIES)                                                                                  16,820
            2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                              28,400
              761  MODERN TIMES GROUP AB (COMMUNICATIONS)+                                                                  31,754
           32,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                     341,226
            1,424  OMX AB (BUSINESS SERVICES)+                                                                              19,806
              550  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                       15,854
            3,151  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          146,752
            1,403  SAS AB (TRANSPORTATION BY AIR)+                                                                          18,455
            1,398  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                     50,592
            4,707  SECURITAS AB (BUSINESS SERVICES)                                                                         78,208
           16,580  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                              99,340
            7,012  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                              144,309
            5,840  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               88,947
            6,340  SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                          88,981
              718  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                26,119
              300  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                10,158
            2,859  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                          106,882
            7,814  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                         193,764
            5,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                      60,317
            5,186  TELE2 AB (COMMUNICATIONS)                                                                                55,649
          225,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                776,396
           27,911  TELIASONERA AB (COMMUNICATIONS)                                                                         150,016
            1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   23,781
            1,495  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                             68,592
            3,279  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                            154,570
            1,335  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                   25,458
              267  WIHLBORGS FASTIGHETER AB (REAL ESTATE)+                                                                   6,453
            5,917  WM-DATA AB (BUSINESS SERVICES)                                                                           18,918

                                                                                                                         3,752,866
                                                                                                                 -----------------
SWITZERLAND - 6.91%
           31,110  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                       301,855
            2,091  ADECCO SA (BUSINESS SERVICES)                                                                            96,431
            1,116  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                72,189
            3,866  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                56,929
            7,769  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                          338,181
           18,839  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                960,552
               60  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           47,487
              104  GIVAUDANAG (CHEMICALS & ALLIED PRODUCTS)                                                                 70,478
            2,931  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                               199,631
              622  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                     18,484
              139  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                39,191
               54  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                   22,355
            1,354  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)+                                                                                              63,627
              610  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                             37,323

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SWITZERLAND (continued)
              502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                       $          16,618
            6,261  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                   1,872,511
              303  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
                   & SIMILAR MATERIALS)                                                                                     66,639
           36,008  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             1,892,129
              672  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         28,945
              633  PSP SWISS PROPERTY AG (REAL ESTATE)                                                                      27,458
               84  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          24,931
           10,901  ROCHE HOLDING AG (HEALTH SERVICES)                                                                    1,636,747
               84  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                            33,305
               80  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                          63,742
               70  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                      59,024
              104  SIG HOLDING AG (MACHINERY)                                                                               22,714
           10,109  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              181,554
              123  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         28,502
               57  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       30,191
              532  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                             78,947
              989  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                             29,917
            4,988  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                  365,165
              337  SWISSCOM AG (COMMUNICATIONS)                                                                            106,366
            1,719  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                               213,886
              764  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         85,816
           16,088  UBS AG (FINANCIAL SERVICES)                                                                           1,531,607
               96  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               14,458
               52  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           10,081
            2,232  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                       475,598

                                                                                                                        11,221,564
                                                                                                                 -----------------
UNITED KINGDOM - 22.24%
            9,060  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       132,111
           16,248  AEGIS GROUP PLC (COMMUNICATIONS)                                                                         34,105
            4,678  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   21,831
            4,238  ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                 58,368
            5,500  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                32,504
            9,212  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        70,053
           22,047  ANGLO AMERICAN PLC (COAL MINING)                                                                        750,667
           21,729  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                              45,235
            3,565  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                       35,728
            4,330  ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                             43,730
           24,960  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,214,869
           36,974  AVIVA PLC (INSURANCE CARRIERS)                                                                          448,474
           16,792  BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                        181,143
           50,500  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                 331,682
            6,908  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                42,311
          100,035  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                1,051,587
            3,957  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      67,127
            7,495  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   42,360
            2,048  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             39,781
            1,985  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      37,943
           54,589  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                     539,569
           38,189  BHP BILLITON PLC (COAL MINING)                                                                          623,857
            7,783  BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                             160,419
           10,861  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                            113,052
            1,540  BOVIS HOMES GROUP PLC (BUILDING)                                                                         21,117
          322,815  BP PLC (OIL & GAS EXTRACTION)                                                                         3,437,924
           10,766  BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       77,240
            3,278  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                 36,546
            8,987  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                             51,643
           24,439  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                         546,611
            8,340  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                  152,959
           19,063  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           162,841
            3,325  BRIXTON PLC (REAL ESTATE)                                                                                24,742

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
          130,440  BT GROUP PLC (COMMUNICATIONS)                                                                 $         499,897
            4,986  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       54,729
            4,732  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                       34,987
           39,857  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                    81,774
           32,056  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                         303,060
            9,985  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              71,594
            2,472  CARNIVAL PLC (WATER TRANSPORTATION)                                                                     140,351
            5,393  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         30,550
           56,524  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        247,742
            1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                            30,477
           18,480  COBHAM PLC (TRANSPORTATION BY AIR)                                                                       53,892
           31,640  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             120,032
            3,478  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                              25,432
           68,222  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               69,251
            4,923  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                              66,743
            3,096  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         25,808
            3,029  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 24,366
            1,178  DEUTCHE POST (BUSINESS SERVICES)+                                                                        28,302
           45,941  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                    665,920
           29,131  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       82,071
                1  DX SERVICES PLC (TRANSPORTATION SERVICES)                                                                     2
            7,143  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               34,533
            4,272  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      63,430
           13,518  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                          56,400
            5,396  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                           87,082
            5,841  FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                            25,123
            6,649  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                 45,958
           10,694  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         21,343
           27,162  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                               88,557
           10,184  GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                   153,751
            6,512  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                53,778
           10,394  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       51,502
           90,507  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                     2,287,472
            2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                 16,560
           19,146  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                  53,034
           13,344  GUS PLC (GENERAL MERCHANDISE STORES)                                                                    236,924
            3,446  HAMMERSON PLC (REAL ESTATE)                                                                              60,592
           11,444  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     125,814
           27,172  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      58,670
           60,504  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                    1,033,678
           25,171  HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                      157,419
            7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                               21,958
          174,124  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           2,795,067
            6,985  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            48,671
            5,834  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         50,488
           19,013  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                          108,603
           11,176  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                           333,994
            1,252  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         49,134
            6,841  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                   LODGE PLACES)                                                                                            98,803
           22,997  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                             94,761
            2,518  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            30,195
           90,714  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                   28,873
            2,823  I SOFT GROUP PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                   SERVICES)                                                                                                18,918
           64,439  ITV PLC (COMMUNICATIONS)                                                                                124,725
           20,908  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                               113,402
            2,738  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        66,515
            5,567  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      74,133
            8,813  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               39,423
           35,567  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                145,180
            6,883  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                 196,935
           99,925  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          209,742
            3,540  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                  59,718
           87,017  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          731,342

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
           18,457  LOGICACMG PLC (BUSINESS SERVICES)                                                             $          56,286
            4,232  LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                                                            45,143
            4,461  MAN GROUP PLC (BUSINESS SERVICES)                                                                       146,594
            3,677  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                  24,467
           26,152  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                  227,221
            6,080  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                      37,867
           11,410  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       15,705
            8,634  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       35,466
            6,753  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                       48,565
            1,852  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                     27,419
           42,314  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              413,872
            3,769  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    99,537
           12,146  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  143,667
           10,770  PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)                                  86,348
            3,973  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           85,991
           17,187  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  44,059
            6,673  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               19,833
            4,376  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             41,221
           36,805  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                     348,277
            4,177  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                             61,013
           10,019  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                52,704
            9,473  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                     312,925
           19,495  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            183,134
           26,899  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                    75,667
           21,566  REUTERS GROUP PLC (COMMUNICATIONS)                                                                      159,733
            8,361  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       73,076
           16,612  RIO TINTO PLC (METAL MINING)                                                                            758,819
           24,394  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                              179,420
          814,759  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                        1,437
           44,241  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            95,716
           49,384  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                            1,491,129
           42,266  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                  1,351,104
           13,739  SABMILLER PLC (EATING & DRINKING PLACES)                                                                250,797
           19,901  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  88,338
            1,965  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       32,117
           11,404  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       95,454
           13,469  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                      234,977
           29,340  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  274,354
            8,023  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               43,377
            5,212  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                  97,204
           29,371  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                            54,322
            6,195  SLOUGH ESTATES PLC (REAL ESTATE)                                                                         63,791
           13,861  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                        127,704
            8,192  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               147,426
            3,481  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         18,296
           14,419  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                           28,653
            8,163  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                79,070
            9,972  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                65,285
          122,455  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                     698,412
           13,208  TOMKINS PLC (BUSINESS SERVICES)                                                                          68,116
            1,903  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                   45,837
            4,993  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                      49,223
           42,479  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                  421,333
            4,637  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                               50,823
           13,694  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                158,090
          979,743  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   2,115,475
            3,154  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                 51,504
            5,893  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                       54,294
            9,036  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                        190,443
           18,917  WPP GROUP PLC (BUSINESS SERVICES)                                                                       204,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
UNITED KINGDOM (continued)
           10,531  YELL GROUP PLC (COMMUNICATIONS)                                                               $          97,206

                                                                                                                        36,089,362
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $129,283,285)                                                                                158,904,930
                                                                                                                 -----------------
RIGHTS - 0.01%
              750  CHEUNG KONG RIGHTS+(A)                                                                                        0
           17,058  SONAE BONUS RIGHTS+                                                                                       8,954

TOTAL RIGHTS (COST $5,545)                                                                                                   8,954
                                                                                                                 -----------------
COLLATERAL FOR SECURITIES LENDING - 4.06%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.06%

        6,581,573  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      6,581,573
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,581,573)                                                                6,581,573
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 0.61%

MUTUAL FUND - 0.61%

        1,004,867  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           1,004,867
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,004,867)                                                                           1,004,867
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $136,875,270)*                                               102.60%                                       $     166,500,324

OTHER ASSETS AND LIABILITIES, NET                                   (2.60)                                              (4,219,070)
                                                                   ------                                        -----------------

TOTAL NET ASSETS                                                   100.00%                                       $     162,281,254
                                                                   ------                                        -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,004,867.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 95.59%

AUSTRALIA - 4.36%
         213,500  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               $       1,090,922
         193,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,150,806
         333,300  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             850,311
          25,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                598,561
         127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  1,148,603
         104,900  SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         639,826
         561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           1,618,881

                                                                                                                         7,097,910
                                                                                                                 -----------------

BELGIUM - 1.06%
           7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       177,580
          48,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                       1,550,629

                                                                                                                         1,728,209
                                                                                                                 -----------------

DENMARK - 0.75%
          16,800  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                591,812
          10,600  TDS A/S (COMMUNICATIONS)                                                                                 634,957

                                                                                                                         1,226,769
                                                                                                                 -----------------

FINLAND - 1.22%
           8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                          62,726
          41,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                 665,486
          51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             1,260,244

                                                                                                                         1,988,456
                                                                                                                 -----------------

FRANCE - 9.39%
           6,753  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                      669,168
          44,600  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               3,608,995
           7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     599,240
          39,600  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     2,355,831
          10,500  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                 451,117
          21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  1,745,605
          24,300  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             2,989,061
           7,800  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     1,959,535
          24,544  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      912,696

                                                                                                                        15,291,248
                                                                                                                 -----------------

GERMANY - 5.73%
          26,500  BASF AG (CHEMICALS & ALLIED PRODUCTS)+                                                                 2,030,160
           9,800  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                    OPTICAL)                                                                                             1,330,188
          38,900  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                1,151,337
          32,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,750,534
          94,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             1,975,463
          53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                       1,091,657

                                                                                                                         9,329,339
                                                                                                                 -----------------

GREECE - 0.36%
          89,000  INTRACOM SA (COMMUNICATIONS)                                                                             590,053
                                                                                                                 -----------------

HONG KONG - 1.38%
       1,466,900  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  993,238
         147,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             498,617

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HONG KONG (continued)
         652,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                   $         761,593

                                                                                                                         2,253,448
                                                                                                                 -----------------

IRELAND - 1.02%
          81,000  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,655,155
                                                                                                                 -----------------

ITALY - 2.54%
          80,400  BANCA POPOLARE DI LODI (DEPOSITORY INSTITUTIONS)<<                                                       713,412
          85,500  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+            973,765
          78,600  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,180,257
          65,100  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                            278,036

                                                                                                                         4,145,470
                                                                                                                 -----------------

JAPAN - 23.68%
           8,600  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                552,745
         116,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)<<                                                    1,421,491
           2,500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            58,401
         179,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)<<                                                       895,493
          56,500  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,089,905
          20,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             707,466
          42,200  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         840,887
          31,600  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          402,720
          70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               1,426,549
          24,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 1,403,807
          41,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           889,889
         243,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                               1,304,269
         237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 1,493,119
          58,600  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     856,628
          72,200  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                        1,033,396
          92,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            713,783
             540  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              2,454,233
         117,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,189,579
         152,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                 1,038,810
             200  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 305,253
          14,100  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             938,525
          44,500  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)                                                                                  1,181,032
          42,800  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,183,092
          42,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)<<                                                           510,980
         118,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                        974,537
         101,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     1,306,016
         183,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     1,869,801
           9,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                611,269
         135,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,311,824
         265,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                     1,062,831
          20,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            490,720
         220,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)                                                                                  1,188,282
          19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 380,209
         105,400  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    5,469,521

                                                                                                                        38,557,062
                                                                                                                 -----------------

NETHERLANDS - 4.83%
          29,600  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           774,106
         171,156  AEGON NV (INSURANCE CARRIERS)                                                                          2,786,171
          15,100  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              699,877
          61,800  ING GROEP NV (FINANCIAL SERVICES)                                                                      2,143,725
          47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,458,894

                                                                                                                         7,862,773
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
NORWAY - 0.94%
          50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                  $         533,389
           8,300  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   852,222
          10,420  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                           151,684

                                                                                                                         1,537,295
                                                                                                                 -----------------

PORTUGAL - 0.36%
         211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   583,141
                                                                                                                 -----------------

SINGAPORE - 0.97%
         673,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                        859,244
         358,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      723,471

                                                                                                                         1,582,715
                                                                                                                 -----------------

SPAIN - 3.86%
          63,600  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                           839,547
         106,300  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        2,796,342
          90,600  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                 2,646,124

                                                                                                                         6,282,013
                                                                                                                 -----------------

SWEDEN - 2.60%
          25,900  FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<                                                      705,815
         262,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    2,723,866
          39,300  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                               808,805

                                                                                                                         4,238,486
                                                                                                                 -----------------

SWITZERLAND - 6.49%
           8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                 94,897
          31,900  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,626,498
           2,500  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                              854,229
           2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          623,264
          12,900  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       858,986
           3,000  SWISSCOM AG (COMMUNICATIONS)                                                                             946,882
          45,200  UBS AG (FINANCIAL SERVICES)                                                                            4,303,124
           2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           387,733
           5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 870,195

                                                                                                                        10,565,808
                                                                                                                 -----------------

UNITED KINGDOM - 24.05%
         106,800  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               729,481
          78,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                     1,339,060
         126,100  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                     1,263,755
          18,700  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            910,178
         114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                         1,388,822
         323,400  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 3,399,642
          48,300  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                819,362
          17,000  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                             176,952
         164,400  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            1,161,093
         479,687  BT GROUP PLC (COMMUNICATIONS)                                                                          1,838,347
         303,100  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                    621,865
         186,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   531,218
         529,200  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                     1,490,916
          78,400  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                 541,906
          78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       646,629
         220,900  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                     1,094,561
          31,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        791,076
         175,800  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,932,732

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
UNITED KINGDOM (continued)
          44,800  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                             $         765,384
         172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                              520,691
          72,000  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      958,794
         350,000  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         2,941,606
         237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             618,011
         676,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    1,917,543
         638,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                1,637,838
         112,577  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   3,598,716
         231,200  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 2,161,918
          97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                947,325
         127,300  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      833,364
         139,200  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               1,606,992

                                                                                                                        39,185,777
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $117,103,067)                                                                                155,701,127
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 6.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.89%
      11,229,684  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      11,229,684
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,229,684)                                                              11,229,684
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 2.36%

MUTUAL FUND - 2.36%
       3,835,256  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            3,835,256
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,835,256)                                                                           3,835,256
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $132,168,007)*                                     104.84%                                                 $     170,766,067

OTHER ASSETS AND LIABILITIES, NET                         (4.84)                                                        (7,887,997)
                                                         ------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     162,878,070
                                                         ------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,835,256.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 99.70%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.74%
          40,480  FASTENAL COMPANY                                                                             $         1,586,411
          51,900  HOME DEPOT INCORPORATED                                                                                2,100,912

                                                                                                                         3,687,323
                                                                                                               -------------------
BUSINESS SERVICES - 10.46%
          38,190  ADOBE SYSTEMS INCORPORATED+                                                                            1,411,502
          41,380  AUTODESK INCORPORATED+                                                                                 1,777,271
          60,880  CITRIX SYSTEMS INCORPORATED+                                                                           1,752,127
          41,080  FISERV INCORPORATED+                                                                                   1,777,532
          38,250  IRON MOUNTAIN INCORPORATED+                                                                            1,614,915
          88,700  MICROSOFT CORPORATION                                                                                  2,319,505
          40,470  MONSTER WORLDWIDE INCORPORATED+                                                                        1,651,985
          47,100  ROBERT HALF INTERNATIONAL INCORPORATED                                                                 1,784,619

                                                                                                                        14,089,456
                                                                                                               -------------------
CHEMICALS & ALLIED PRODUCTS - 6.07%
          20,360  AMGEN INCORPORATED+                                                                                    1,605,590
          28,100  ELI LILLY & COMPANY                                                                                    1,590,179
          16,570  GENENTECH INCORPORATED+                                                                                1,532,725
          24,520  GENZYME CORPORATION+                                                                                   1,735,525
          37,080  WYETH                                                                                                  1,708,276

                                                                                                                         8,172,295
                                                                                                               -------------------
COAL MINING - 1.18%
          19,290  PEABODY ENERGY CORPORATION                                                                             1,589,882
                                                                                                               -------------------
COMMUNICATIONS - 4.30%
          61,000  AMERICAN TOWER CORPORATION CLASS A+                                                                    1,653,100
          81,020  AT&T INCORPORATED                                                                                      1,984,180
          44,420  NII HOLDINGS INCORPORATED+                                                                             1,940,266
           9,120  SPRINT NEXTEL CORPORATION                                                                                213,043

                                                                                                                         5,790,589
                                                                                                               -------------------
DEPOSITORY INSTITUTIONS - 1.28%
          27,890  PNC FINANCIAL SERVICES GROUP                                                                           1,724,439
                                                                                                               -------------------
ELECTRIC, GAS & SANITARY SERVICES - 2.37%
          54,400  DUKE ENERGY CORPORATION                                                                                1,493,280
          33,800  TXU CORPORATION                                                                                        1,696,422

                                                                                                                         3,189,702
                                                                                                               -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.95%
          60,850  ADVANCED MICRO DEVICES INCORPORATED+                                                                   1,862,010
          36,490  BROADCOM CORPORATION CLASS A+                                                                          1,720,504
          21,800  EMERSON ELECTRIC COMPANY                                                                               1,628,460
          18,400  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           1,800,440
          36,100  HARRIS CORPORATION                                                                                     1,552,661
          68,030  MOTOROLA INCORPORATED                                                                                  1,536,798
          61,200  NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,589,976
          39,580  QUALCOMM INCORPORATED                                                                                  1,705,106

                                                                                                                        13,395,955
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.20%
          18,450  ILLINOIS TOOL WORKS INCORPORATED                                                             $         1,623,415
                                                                                                               -------------------
FOOD & KINDRED PRODUCTS - 1.31%
          29,780  PEPSICO INCORPORATED                                                                                   1,759,402
                                                                                                               -------------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.50%
          25,220  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,688,983
          26,350  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       1,682,711

                                                                                                                         3,371,694
                                                                                                               -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.77%
          31,250  APPLE COMPUTER INCORPORATED+                                                                           2,246,562
          22,370  BAKER HUGHES INCORPORATED                                                                              1,359,649
          29,410  CATERPILLAR INCORPORATED                                                                               1,699,016
          54,940  HEWLETT-PACKARD COMPANY                                                                                1,572,932
          41,880  INGERSOLL-RAND COMPANY CLASS A                                                                         1,690,696
          19,890  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,634,958
          25,470  SANDISK CORPORATION+                                                                                   1,600,025

                                                                                                                        11,803,838
                                                                                                               -------------------
INSURANCE CARRIERS - 8.32%
          50,840  GENWORTH FINANCIAL INCORPORATED                                                                        1,758,047
          17,520  LOEWS CORPORATION                                                                                      1,661,772
          31,640  METLIFE INCORPORATED                                                                                   1,550,360
          24,070  PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,761,683
          36,800  UNITEDHEALTH GROUP INCORPORATED                                                                        2,286,752
          27,330  WELLPOINT INCORPORATED+                                                                                2,180,661

                                                                                                                        11,199,275
                                                                                                               -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.84%
          18,210  ALLERGAN INCORPORATED                                                                                  1,965,952
          41,750  BAXTER INTERNATIONAL INCORPORATED                                                                      1,571,887
          31,280  MEDTRONIC INCORPORATED                                                                                 1,800,790
          42,000  RAYTHEON COMPANY                                                                                       1,686,300
          27,920  ROCKWELL AUTOMATION INCORPORATED                                                                       1,651,747
          37,450  ST. JUDE MEDICAL INCORPORATED+                                                                         1,879,990

                                                                                                                        10,556,666
                                                                                                               -------------------
MEDICAL MANAGEMENT SERVICES - 1.19%
          28,170  COVENTRY HEALTH CARE INCORPORATED+                                                                     1,604,563
                                                                                                               -------------------
METAL MINING - 1.11%
          10,360  PHELPS DODGE CORPORATION                                                                               1,490,493
                                                                                                               -------------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.16%
          23,170  VULCAN MATERIALS COMPANY                                                                               1,569,768
                                                                                                               -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.20%
          42,200  TIFFANY & COMPANY                                                                                      1,615,838
                                                                                                               -------------------
MISCELLANEOUS RETAIL - 1.13%
          18,160  EXPRESS SCRIPTS INCORPORATED+                                                                          1,521,808
                                                                                                               -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.92%
          31,850  AMERICAN EXPRESS COMPANY                                                                               1,639,001
          18,820  CAPITAL ONE FINANCIAL CORPORATION                                                                      1,626,048

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
          39,000  CIT GROUP INCORPORATED                                                                       $         2,019,420

                                                                                                                         5,284,469
                                                                                                               -------------------
OIL & GAS EXTRACTION - 5.68%
          18,130  APACHE CORPORATION                                                                                     1,242,268
          20,570  NOBLE CORPORATION                                                                                      1,451,008
          19,190  SCHLUMBERGER LIMITED                                                                                   1,864,308
          22,360  TRANSOCEAN INCORPORATED+                                                                               1,558,268
          34,890  XTO ENERGY INCORPORATED                                                                                1,533,067

                                                                                                                         7,648,919
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.94%
          20,740  MARATHON OIL CORPORATION                                                                               1,264,518
                                                                                                               -------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.32%
          34,400  MCGRAW-HILL COMPANIES INCORPORATED                                                                     1,776,072
                                                                                                               -------------------
RAILROAD TRANSPORTATION - 1.27%
          24,240  BURLINGTON NORTHERN SANTA FE CORPORATION                                                               1,716,677
                                                                                                              --------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.26%
          16,800  FRANKLIN RESOURCES INCORPORATED                                                                        1,579,368
          13,290  GOLDMAN SACHS GROUP INCORPORATED                                                                       1,697,266
          15,870  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  2,034,058
          26,110  MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,768,430

                                                                                                                         7,079,122
                                                                                                               -------------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.13%
          77,120  CORNING INCORPORATED+                                                                                  1,516,179
                                                                                                               -------------------
TRANSPORTATION BY AIR - 1.18%
          97,110  SOUTHWEST AIRLINES COMPANY                                                                             1,595,517
                                                                                                               -------------------
TRANSPORTATION EQUIPMENT - 2.75%
          29,840  BOEING COMPANY                                                                                         2,095,962
          20,830  TEXTRON INCORPORATED                                                                                   1,603,493

                                                                                                                         3,699,455
                                                                                                               -------------------
TRANSPORTATION SERVICES - 0.96%
          53,740  EXPEDIA INCORPORATED+                                                                                  1,287,610
                                                                                                               -------------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.21%
          18,800  NIKE INCORPORATED CLASS B                                                                              1,631,652
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $116,835,044)                                                                                134,256,591
                                                                                                               -------------------
SHORT-TERM INVESTMENTS - 3.03%

MUTUAL FUND - 3.03%
       4,076,354  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            4,076,354
                                                                                                               -------------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,076,354)                                                                           4,076,354
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,911,398)*                                     102.73%                                               $       138,332,945

OTHER ASSETS AND LIABILITIES, NET                         (2.73)                                                        (3,674,786)
                                                        -------                                                -------------------

TOTAL NET ASSETS                                         100.00%                                               $       134,658,159
                                                        -------                                                -------------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,076,354.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 99.06%

APPAREL & ACCESSORY STORES - 1.69%
       1,199,600  KOHL'S CORPORATION+                                                                         $       58,300,560
                                                                                                              ------------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.68%
       2,116,000  FASTENAL COMPANY<<                                                                                  82,926,040
       1,931,617  HOME DEPOT INCORPORATED                                                                             78,191,856
       1,564,300  LOWE'S COMPANIES INCORPORATED<<                                                                    104,276,238
                                                                                                                     265,394,134
                                                                                                              ------------------
BUSINESS SERVICES - 22.64%
         675,300  AUTOMATIC DATA PROCESSING INCORPORATED                                                              30,989,517
       6,378,270  EBAY INCORPORATED+<<                                                                               275,860,177
       2,251,500  FIRST DATA CORPORATION                                                                              96,837,015
         565,943  FISERV INCORPORATED+                                                                                24,488,354
         212,700  GOOGLE INCORPORATED CLASS A+<<                                                                      88,240,722
       7,904,898  MICROSOFT CORPORATION                                                                              206,713,083
       1,507,490  YAHOO! INCORPORATED+<<                                                                              59,063,458
                                                                                                                     782,192,326
                                                                                                              ------------------
CHEMICALS & ALLIED PRODUCTS - 8.51%
       1,366,900  AMGEN INCORPORATED+                                                                                107,793,734
       1,597,400  GENENTECH INCORPORATED+                                                                            147,759,500
         543,140  GENZYME CORPORATION+                                                                                38,443,449
                                                                                                                     293,996,683
                                                                                                              ------------------
EDUCATIONAL SERVICES - 1.25%
         713,575  APOLLO GROUP INCORPORATED CLASS A+<<                                                                43,142,745
                                                                                                              ------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.30%
       6,637,343  CISCO SYSTEMS INCORPORATED+                                                                        113,631,312
       4,728,270  INTEL CORPORATION<<                                                                                118,017,619
       1,661,600  LINEAR TECHNOLOGY CORPORATION                                                                       59,933,912
       5,901,700  NOKIA OYJ ADR<<                                                                                    108,001,110
       1,863,300  TEXAS INSTRUMENTS INCORPORATED<<                                                                    59,756,031
                                                                                                                     459,339,984
                                                                                                              ------------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.60%
       3,264,900  PAYCHEX INCORPORATED                                                                               124,457,988
                                                                                                              ------------------
GENERAL MERCHANDISE STORES - 4.52%
       1,805,760  TARGET CORPORATION                                                                                  99,262,627
       1,218,100  WAL-MART STORES INCORPORATED                                                                        57,007,080
                                                                                                                     156,269,707
                                                                                                              ------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.00%
       2,703,500  DELL INCORPORATED+                                                                                  81,077,965
       4,204,600  EMC CORPORATION+                                                                                    57,266,652
                                                                                                                     138,344,617
                                                                                                              ------------------
INSURANCE CARRIERS - 4.09%
       2,072,066  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          141,377,063
                                                                                                              ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.07%
       4,240,310  MEDTRONIC INCORPORATED                                                                      $      244,114,647
                                                                                                              ------------------
PERSONAL SERVICES - 2.32%
       1,948,950  CINTAS CORPORATION                                                                                  80,257,761
                                                                                                              ------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 18.39%
       9,158,237  CHARLES SCHWAB CORPORATION<<                                                                       134,351,337
       1,388,700  FRANKLIN RESOURCES INCORPORATED                                                                    130,551,687
       1,924,340  GOLDMAN SACHS GROUP INCORPORATED                                                                   245,757,461
       1,041,300  LEGG MASON INCORPORATED                                                                            124,633,197

                                                                                                                     635,293,682

                                                                                                              ------------------

TOTAL COMMON STOCKS (COST $2,707,792,406)                                                                          3,422,481,897
                                                                                                              ------------------

COLLATERAL FOR SECURITIES LENDING - 6.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
       2,662,383  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               2,662,383
       6,555,774  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      6,555,774

                                                                                                                       9,218,157
                                                                                                              ------------------
PRINCIPAL                                                                            INTEREST RATE MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.56%
$     15,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $15,007,167)                                           4.30%      01/03/2006        15,000,000
       2,255,000  BETA FINANCE INCORPORATED+/-                                           4.30       06/02/2006         2,255,677
      15,000,000  BUCKINGHAM CDO LLC                                                     4.35       02/03/2006        14,944,200
      15,000,000  BUCKINGHAM II CDO LLC                                                  4.30       01/09/2006        14,989,350
      18,000,000  CHARTA LLC                                                             4.29       02/13/2006        17,911,440
       6,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                          4.30       01/04/2007         6,000,000
       8,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                          4.30       01/06/2007         8,000,000
      16,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.29       01/06/2006        15,994,400
       6,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.30       05/04/2006         5,983,140
       5,000,000  DEER VALLEY FUNDING LLC                                                4.33       01/13/2006         4,994,100
      14,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $14,006,611)+/-                                        4.25       01/03/2006        14,000,000
       5,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.35       06/30/2006         5,000,000
       3,007,000  K2 USA LLC+/-                                                          4.29       07/24/2006         3,008,022
      10,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.23       05/26/2006        10,001,400
       7,518,000  LINKS FINANCE LLC+/-                                                   4.35       03/15/2006         7,518,226
       5,000,000  LIQUID FUNDING LIMITED+/-                                              4.29       03/03/2006         5,000,000
      15,000,000  MORGAN STANLEY+/-                                                      4.33       03/13/2006        15,000,000
       3,007,000  MORGAN STANLEY+/-                                                      4.40       09/15/2006         3,007,451
      16,000,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $16,007,556)                                           4.25       01/03/2006        16,000,000
      12,000,000  NATEXIS BANQUE POPULAIRES                                              4.06       02/01/2006        12,000,000
       7,518,000  TANGO FINANCE CORPORATION+/-                                           4.29       10/25/2006         7,520,180
       8,940,000  THAMES ASSET GLOBAL SECURITIES INCORPORATED                            4.23       01/04/2006         8,938,927
       3,759,000  TRAVELLERS INSURANCE COMPANY+/-                                        4.44       02/10/2006         3,758,925
      10,000,000  WHITE PINE FINANCE LLC SERIES MTN+/-                                   4.23       06/12/2006        10,001,599

                                                                                                                     226,827,037
                                                                                                                 ---------------

                                                                                                                     236,045,194
                                                                                                                 ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $236,045,194)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
SHORT-TERM INVESTMENTS - 0.97%

MUTUAL FUND - 0.97%
      33,539,322  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    $    33,539,322
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,539,322)                                                                       33,539,322
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,977,376,922)*                                         106.86%                                           $ 3,692,066,413

OTHER ASSETS AND LIABILITIES, NET                               (6.86)                                              (237,153,652)
                                                               ------                                            ---------------

TOTAL NET ASSETS                                               100.00%                                           $ 3,454,912,761
                                                               ------                                            ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,563,925. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,539,322.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.04%

AGRICULTURAL PRODUCTION CROPS - 0.15%

          24,197  DELTA & PINE LAND COMPANY                                                                      $         556,773
                                                                                                                 -----------------

AMUSEMENT & RECREATION SERVICES - 0.54%

          22,838  BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                               143,423
          45,466  CCE SPINCO INCORPORATED+<<                                                                               595,604
          18,187  MULTIMEDIA GAMES INCORPORATED+<<                                                                         168,230
          27,148  PINNACLE ENTERTAINMENT+                                                                                  670,827
          15,285  WMS INDUSTRIES INCORPORATED+<<                                                                           383,501

                                                                                                                         1,961,585
                                                                                                                 -----------------

APPAREL & ACCESSORY STORES - 1.45%

           9,374  ASHWORTH INCORPORATED+                                                                                    79,210
          11,102  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                                                            446,411
          14,352  CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                           709,276
          24,129  CHRISTOPHER & BANKS CORPORATION                                                                          453,143
          15,096  DRESS BARN INCORPORATED+<<                                                                               582,856
          29,530  FINISH LINE INCORPORATED CLASS A                                                                         514,413
          13,382  GOODY'S FAMILY CLOTHING INCORPORATED<<                                                                   128,333
          30,081  HOT TOPIC INCORPORATED+                                                                                  428,654
           7,999  JOS. A. BANK CLOTHIERS INCORPORATED+<<                                                                   347,237
          17,738  STAGE STORES INCORPORATED                                                                                528,238
          20,892  THE CATO CORPORATION CLASS A                                                                             448,133
          22,327  TOO INCORPORATED+                                                                                        629,845

                                                                                                                         5,295,749
                                                                                                                 -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.85%

          21,225  GYMBOREE CORPORATION+<<                                                                                  496,665
          18,663  KELLWOOD COMPANY                                                                                         445,673
          24,687  PHILLIPS-VAN HEUSEN CORPORATION                                                                          799,859
          78,623  QUIKSILVER INCORPORATED+                                                                               1,088,142
          22,174  RUSSELL CORPORATION                                                                                      298,462

                                                                                                                         3,128,801
                                                                                                                 -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.21%

          10,519  MARINEMAX INCORPORATED+                                                                                  332,085
          19,945  SONIC AUTOMOTIVE INCORPORATED                                                                            444,374

                                                                                                                           776,459
                                                                                                                 -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.09%

          12,005  CENTRAL PARKING CORPORATION                                                                              164,709
           8,417  MIDAS INCORPORATED+                                                                                      154,536

                                                                                                                           319,245
                                                                                                                 -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.60%

           8,358  M I HOMES INCORPORATED                                                                                   339,502
          21,824  MDC HOLDINGS INCORPORATED                                                                              1,352,638
           3,533  NVR INCORPORATED+<<                                                                                    2,480,166
          45,997  STANDARD-PACIFIC CORPORATION<<                                                                         1,692,690

                                                                                                                         5,864,996
                                                                                                                 -----------------

BUSINESS SERVICES - 9.30%

          30,122  AARON RENTS INCORPORATED                                                                                 634,972
          25,823  ABM INDUSTRIES INCORPORATED                                                                              504,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
BUSINESS SERVICES (continued)

          15,126  ADMINISTAFF INCORPORATED<<                                                                     $         636,048
          21,088  ADVO INCORPORATED                                                                                        594,260
          15,542  ALTIRIS INCORPORATED+                                                                                    262,504
          21,415  ANSYS INCORPORATED+                                                                                      914,206
          20,690  ARBITRON INCORPORATED                                                                                    785,806
           8,660  BLUE COAT SYSTEMS INCORPORATED+                                                                          395,935
          32,966  BRADY CORPORATION CLASS A                                                                              1,192,710
          20,190  CACI INTERNATIONAL INCORPORATED CLASS A+                                                               1,158,502
          19,053  CAPTARIS INCORPORATED+                                                                                    70,306
          14,402  CARREKER CORPORATION+                                                                                     71,866
          20,753  CERNER CORPORATION+<<                                                                                  1,886,655
          36,867  CIBER INCORPORATED+                                                                                      243,322
          31,703  COGNEX CORPORATION                                                                                       953,943
          29,103  DENDRITE INTERNATIONAL INCORPORATED+                                                                     419,374
          23,089  DIGITAL INSIGHT CORPORATION+                                                                             739,310
          30,644  EFUNDS CORPORATION+                                                                                      718,295
          22,682  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    933,591
          27,926  FILENET CORPORATION+                                                                                     721,887
          14,965  GERBER SCIENTIFIC INCORPORATED+                                                                          143,215
          18,441  GEVITY HR INCORPORATED                                                                                   474,303
          44,090  GLOBAL PAYMENTS INCORPORATED                                                                           2,055,035
          18,034  HEALTHCARE SERVICES GROUP<<                                                                              373,474
          12,462  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                         399,407
          39,841  HYPERION SOLUTIONS CORPORATION+                                                                        1,427,105
          18,499  INFOSPACE INCORPORATED+                                                                                  477,644
          25,890  INTERNET SECURITY SYSTEMS+                                                                               542,396
          11,962  INTRADO INCORPORATED+                                                                                    275,365
           8,660  IPAYMENT INCORPORATED+                                                                                   359,563
          19,322  JDA SOFTWARE GROUP INCORPORATED+                                                                         328,667
          30,490  KEANE INCORPORATED+                                                                                      335,695
          21,355  KRONOS INCORPORATED+<<                                                                                   893,920
          35,718  LABOR READY INCORPORATED+                                                                                743,649
          18,553  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                     379,966
          13,856  MAPINFO CORPORATION+                                                                                     174,724
          18,666  MIVA INCORPORATED+                                                                                        92,397
          14,460  MRO SOFTWARE INCORPORATED+                                                                               203,018
          29,417  NAPSTER INCORPORATED+<<                                                                                  103,548
          21,564  NCO GROUP INCORPORATED+                                                                                  364,863
          24,292  NDCHEALTH CORPORATION<<                                                                                  467,135
          16,502  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                72,609
          17,199  ON ASSIGNMENT INCORPORATED+                                                                              187,641
          13,313  OPEN SOLUTIONS INCORPORATED+<<                                                                           305,134
          14,331  PC-TEL INCORPORATED+                                                                                     125,540
          16,744  PHOENIX TECHNOLOGIES LIMITED+                                                                            104,818
          10,535  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                            489,246
          26,614  PROGRESS SOFTWARE CORPORATION+                                                                           755,305
           5,486  QUALITY SYSTEMS INCORPORATED+                                                                            421,105
          15,314  RADIANT SYSTEMS INCORPORATED+                                                                            186,218
          13,798  RADISYS CORPORATION+<<                                                                                   239,257
          24,756  SECURE COMPUTING CORPORATION+                                                                            303,509
          19,402  SERENA SOFTWARE INCORPORATED+                                                                            454,783
          10,450  SOURCECORP INCORPORATED+                                                                                 250,591
          39,978  SPHERION CORPORATION+                                                                                    400,180
          10,857  SPSS INCORPORATED+<<                                                                                     335,807
           7,551  STARTEK INCORPORATED                                                                                     135,918
          47,493  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            840,626
          14,292  TALX CORPORATION                                                                                         653,287
          42,231  THQ INCORPORATED+<<                                                                                    1,007,209
           6,512  VERTRUE INCORPORATED+<<                                                                                  230,069
          15,026  VIAD CORPORATION                                                                                         440,713
           5,448  VOLT INFORMATION SCIENCE INCORPORATED+                                                                   103,621
          23,292  WEBEX COMMUNICATIONS INCORPORATED+                                                                       503,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
BUSINESS SERVICES (continued)

          15,952  WEBSENSE INCORPORATED+<<                                                                       $       1,047,089

                                                                                                                        34,047,502
                                                                                                                 -----------------

CHEMICALS & ALLIED PRODUCTS - 3.34%

          27,950  ALPHARMA INCORPORATED CLASS A                                                                            796,854
          15,856  ARCH CHEMICALS INCORPORATED                                                                              474,094
          23,654  ARQULE INCORPORATED+                                                                                     144,762
           9,341  BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                                   88,740
          17,880  CAMBREX CORPORATION                                                                                      335,608
          23,601  CONNECTICS CORPORATION+<<                                                                                341,034
          15,790  DIAGNOSTIC PRODUCTS CORPORATION                                                                          766,605
          22,866  GEORGIA GULF CORPORATION                                                                                 695,584
          19,502  HB FULLER COMPANY                                                                                        625,429
          21,486  IDEXX LABORATORIES INCORPORATED+                                                                       1,546,562
          30,553  IMMUCOR INCORPORATED+                                                                                    713,718
          16,807  MACDERMID INCORPORATED                                                                                   468,915
          36,466  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                             1,168,735
          51,925  MGI PHARMA INCORPORATED+<<                                                                               891,033
           7,884  NATURES SUNSHINE PRODUCTS INCORPORATED                                                                   142,543
          37,379  NBTY INCORPORATED+<<                                                                                     607,409
          15,817  NOVEN PHARMACEUTICALS INCORPORATED+                                                                      239,311
          19,389  OM GROUP INCORPORATED+                                                                                   363,738
          27,554  OMNOVA SOLUTIONS INCORPORATED+                                                                           132,259
          17,839  PAREXEL INTERNATIONAL CORPORATION+                                                                       361,418
           6,011  PENFORD CORPORATION                                                                                       73,334
          61,625  POLYONE CORPORATION+                                                                                     396,249
           6,516  QUAKER CHEMICAL CORPORATION                                                                              125,303
          10,417  SURMODICS INCORPORATED+<<                                                                                385,325
           6,744  USANA HEALTH SCIENCES INCORPORATED+<<                                                                    258,700
          11,527  WELLMAN INCORPORATED                                                                                      78,153

                                                                                                                        12,221,415
                                                                                                                 -----------------

COAL MINING - 0.73%

          51,553  MASSEY ENERGY COMPANY                                                                                  1,952,312
          12,460  PENN VIRGINIA CORPORATION                                                                                715,204

                                                                                                                         2,667,516
                                                                                                                 -----------------

COMMUNICATIONS - 0.77%

          21,802  ANIXTER INTERNATIONAL INCORPORATED+                                                                      852,894
          13,085  AUDIOVOX CORPORATION CLASS A+                                                                            181,358
          18,425  BRIGHTPOINT INCORPORATED+<<                                                                              510,926
          31,497  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              325,364
          16,577  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                   708,501
          19,635  NOVATEL WIRELESS INCORPORATED+<<                                                                         237,780

                                                                                                                         2,816,823
                                                                                                                 -----------------

COMPUTERS-INTERGRATED SYSTEMS - 0.10%

          20,419  AGILYSYS INCORPORATED                                                                                    372,034
                                                                                                                 -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.52%

          17,261  CHEMED CORPORATION                                                                                       857,526
          10,411  EMCOR GROUP INCORPORATED+                                                                                703,055
          18,048  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                          349,590

                                                                                                                         1,910,171
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
DEPOSITORY INSTITUTIONS - 7.01%

          12,340  ANCHOR BANCORP WISCONSIN INCORPORATED                                                          $         374,396
          30,127  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                421,778
          17,858  BANKUNITED FINANCIAL CORPORATION CLASS A                                                                 474,487
          23,042  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                           700,938
          41,280  BROOKLINE BANCORP INCORPORATED                                                                           584,938
          20,385  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    732,229
          31,210  CHITTENDEN CORPORATION                                                                                   867,943
          20,070  COMMUNITY BANK SYSTEM INCORPORATED                                                                       452,578
          18,571  DIME COMMUNITY BANCSHARES                                                                                271,322
          14,002  DOWNEY FINANCIAL CORPORATION                                                                             957,597
          37,706  EAST WEST BANCORP INCORPORATED<<                                                                       1,375,892
          14,974  FIDELITY BANKSHARES INCORPORATED                                                                         489,650
          54,169  FIRST BANCORP PUERTO RICO<<                                                                              672,237
          30,421  FIRST MIDWEST BANCORP INCORPORATED                                                                     1,066,560
          15,385  FIRST REPUBLIC BANK                                                                                      569,399
          11,097  FIRSTFED FINANCIAL CORPORATION+<<                                                                        605,008
          23,413  FLAGSTAR BANCORP INCORPORATED                                                                            337,147
          15,668  FRANKLIN BANK CORPORATION+                                                                               281,867
          21,036  GLACIER BANCORP INCORPORATED                                                                             632,132
          25,608  GOLD BANC CORPORATION INCORPORATED                                                                       466,578
          29,808  HUDSON UNITED BANCORP                                                                                  1,242,397
          11,885  IRWIN FINANCIAL CORPORATION                                                                              254,577
          18,482  MAF BANCORP INCORPORATED                                                                                 764,785
          13,323  NARA BANK NATIONAL ASSOCIATION                                                                           236,883
          11,671  PRIVATEBANCORP INCORPORATED<<                                                                            415,137
          14,410  PROSPERITY BANCSHARES INCORPORATED                                                                       414,143
          22,042  PROVIDENT BANKSHARES CORPORATION                                                                         744,358
          50,373  REPUBLIC BANCORP INCORPORATED                                                                            599,441
          50,042  SOUTH FINANCIAL GROUP INCORPORATED                                                                     1,378,157
          30,430  STERLING BANCSHARES INCORPORATED TEXAS                                                                   469,839
          23,316  STERLING FINANCIAL CORPORATION                                                                           582,434
          31,379  SUSQUEHANNA BANCSHARES INCORPORATED                                                                      743,055
          50,204  TRUSTCO BANK CORPORATION NY                                                                              623,534
          62,437  UCBH HOLDINGS INCORPORATED                                                                             1,116,374
          29,835  UMPQUA HOLDINGS CORPORATION                                                                              851,193
          24,861  UNITED BANKSHARES INCORPORATED                                                                           876,102
          42,444  WHITNEY HOLDING CORPORATION                                                                            1,169,757
          15,855  WINTRUST FINANCIAL CORPORATION                                                                           870,439

                                                                                                                        25,687,281
                                                                                                                 -----------------

DURABLE GOODS - CONSUMER - 0.03%

          14,430  STURM, RUGER & COMPANY INCORPORATED<<                                                                    101,154
                                                                                                                 -----------------

EATING & DRINKING PLACES - 2.16%

          22,871  CEC ENTERTAINMENT INCORPORATED+                                                                          778,529
          12,598  IHOP CORPORATION                                                                                         590,972
          23,885  JACK IN THE BOX INCORPORATED+                                                                            834,303
          11,144  LANDRY'S RESTAURANTS INCORPORATED                                                                        297,656
          12,052  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                               286,115
          14,994  O'CHARLEYS INCORPORATED+                                                                                 232,557
          17,679  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                877,409
           7,966  PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                                 472,464
          22,365  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                             679,672
           9,700  RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                                494,312
          28,137  RYAN'S RESTAURANT GROUP INCORPORATED+                                                                    339,332
          39,758  SONIC CORPORATION+                                                                                     1,172,861
          18,702  STEAK N SHAKE COMPANY+<<                                                                                 316,999
          36,377  TRIARC COMPANIES INCORPORATED CLASS B<<                                                                  540,198

                                                                                                                         7,913,379
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES - 4.56%

          20,162  ALLETE INCORPORATED                                                                            $         887,128
          11,254  AMERICAN STATES WATER COMPANY                                                                            346,623
          54,035  ATMOS ENERGY CORPORATION                                                                               1,413,556
          32,551  AVISTA CORPORATION                                                                                       576,478
           7,632  CASCADE NATURAL GAS CORPORATION                                                                          148,900
           8,233  CENTRAL VERMONT PUBLIC SERVICE                                                                           148,276
           9,086  CH ENERGY GROUP INCORPORATED                                                                             417,047
          33,480  CLECO CORPORATION                                                                                        698,058
          32,178  EL PASO ELECTRIC COMPANY+                                                                                677,025
          49,122  ENERGEN CORPORATION                                                                                    1,784,111
           3,501  GREEN MOUNTAIN POWER CORPORATION                                                                         100,724
          14,191  LACLEDE GROUP INCORPORATED                                                                               414,519
          18,464  NEW JERSEY RESOURCES                                                                                     773,457
          18,466  NORTHWEST NATURAL GAS COMPANY                                                                            631,168
          51,342  PIEDMONT NATURAL GAS COMPANY<<                                                                         1,240,423
          19,240  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     560,654
          65,579  SOUTHERN UNION COMPANY+                                                                                1,549,624
          26,224  SOUTHWEST GAS CORPORATION<<                                                                              692,314
          70,305  UGI CORPORATION                                                                                        1,448,283
           8,676  UIL HOLDINGS CORPORATION                                                                                 399,009
          23,280  UNISOURCE ENERGY CORPORATION                                                                             726,336
          31,090  WASTE CONNECTIONS INCORPORATED+                                                                        1,071,362

                                                                                                                        16,705,075
                                                                                                                 -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.18%

          17,026  ACTEL CORPORATION+                                                                                       216,741
          30,148  ACUITY BRANDS INCORPORATED                                                                               958,706
          75,996  ADAPTEC INCORPORATED+                                                                                    442,297
          19,629  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                 232,211
          50,064  AEROFLEX INCORPORATED+                                                                                   538,188
          13,512  AO SMITH CORPORATION                                                                                     474,271
           7,702  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   174,835
          26,722  ARTESYN TECHNOLOGIES INCORPORATED+<<                                                                     275,237
          25,328  ATMI INCORPORATED+                                                                                       708,424
          18,881  BALDOR ELECTRIC COMPANY                                                                                  484,298
           7,850  BEL FUSE INCORPORATED CLASS B<<                                                                          249,630
          28,146  BENCHMARK ELECTRONICS INCORPORATED+                                                                      946,550
          17,030  C&D TECHNOLOGIES INCORPORATED                                                                            129,769
          32,083  C-COR INCORPORATED+<<                                                                                    155,923
           6,906  CATAPULT COMMUNICATIONS CORPORATION+                                                                     102,140
          17,731  CERADYNE INCORPORATED+<<                                                                                 776,618
          25,743  CHECKPOINT SYSTEMS INCORPORATED+<<                                                                       634,565
          13,555  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                  413,970
          24,155  CTS CORPORATION                                                                                          267,154
          10,388  CUBIC CORPORATION<<                                                                                      207,344
          23,940  CYMER INCORPORATED+                                                                                      850,109
          13,422  DIONEX CORPORATION+<<                                                                                    658,752
          21,664  DITECH COMMUNICATIONS CORPORATION+                                                                       180,894
          19,140  DSP GROUP INCORPORATED+                                                                                  479,648
          19,221  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              464,187
          23,748  ESS TECHNOLOGY INCORPORATED+                                                                              81,456
          23,622  EXAR CORPORATION+                                                                                        295,747
          14,509  GREATBATCH INCORPORATED+                                                                                 377,379
          49,329  HARMONIC INCORPORATED+                                                                                   239,246
          17,142  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                      487,690
          14,049  INTER-TEL INCORPORATED                                                                                   274,939
          14,963  LITTELFUSE INCORPORATED+                                                                                 407,742
          19,499  MAGNETEK INCORPORATED+                                                                                    63,372
          14,237  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   293,709
          25,272  METHODE ELECTRONICS INCORPORATED                                                                         251,962
          42,016  MICROSEMI CORPORATION+<<                                                                               1,162,163
          23,076  MOOG INCORPORATED CLASS A+                                                                               654,883

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

           3,157  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                        $         140,013
          13,475  PARK ELECTROCHEMICAL CORPORATION                                                                         350,080
          17,630  PERICOM SEMICONDUCTOR+                                                                                   140,511
          27,662  PHOTRONICS INCORPORATED+                                                                                 416,590
          19,806  POWER INTEGRATIONS INCORPORATED+                                                                         471,581
          20,532  REGAL-BELOIT CORPORATION                                                                                 726,833
          10,911  ROGERS CORPORATION+                                                                                      427,493
          10,487  SBS TECHNOLOGIES INCORPORATED+                                                                           105,604
         106,172  SKYWORKS SOLUTIONS INCORPORATED+                                                                         540,415
          14,044  STANDARD MICROSYSTEMS CORPORATION+                                                                       402,922
           7,890  SUPERTEX INCORPORATED+                                                                                   349,133
          30,969  SYMMETRICOM INCORPORATED+<<                                                                              262,307
          16,257  SYNAPTICS INCORPORATED+                                                                                  401,873
          27,166  TECHNITROL INCORPORATED                                                                                  464,539
           8,827  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                    96,479
          25,311  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,111,912
          15,087  VIASAT INCORPORATED+                                                                                     403,276
          12,931  VICOR CORPORATION<<                                                                                      204,439

                                                                                                                        22,628,749
                                                                                                                 -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.90%

           8,368  CDI CORPORATION                                                                                          229,283
          22,662  HEALTHWAYS INCORPORATED+<<                                                                             1,025,455
          12,773  MAXMUS INCORPORATED                                                                                      468,641
          33,705  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                        2,088,025
          29,363  REGENERON PHARMACEUTICAL INCORPORATED+                                                                   468,340
          12,365  SFBC INTERNATIONAL INCORPORATED+<<                                                                       197,964
          38,218  TETRA TECH INCORPORATED+                                                                                 598,876
          28,890  URS CORPORATION+                                                                                       1,086,553
          28,244  WATSON WYATT & COMPANY HOLDINGS                                                                          788,008

                                                                                                                         6,951,145
                                                                                                                 -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.08%

          23,430  APTARGROUP INCORPORATED                                                                                1,223,046
          39,035  COMMERCIAL METALS COMPANY                                                                              1,465,374
          17,412  GRIFFON CORPORATION+                                                                                     414,580
          19,800  MASCOTECH ESCROW INCORPORATED+(A)                                                                              0
           8,537  MATERIAL SCIENCES CORPORATION+                                                                           120,372
          10,191  MOBILE MINI INCORPORATED+<<                                                                              483,053
          14,213  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     603,768
          53,002  SHAW GROUP INCORPORATED+                                                                               1,541,828
          24,536  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                               891,883
          11,017  VALMONT INDUSTRIES INCORPORATED                                                                          368,629
          17,068  WATTS WATER TECHNOLOGIES INCORPORATED                                                                    516,990

                                                                                                                         7,629,523
                                                                                                                 -----------------

FINANCE COMPANIES - 0.02%

          14,044  REWARDS NETWORK INCORPORATED+                                                                             89,882
                                                                                                                 -----------------

FOOD & KINDRED PRODUCTS - 1.45%

          12,356  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                  84,021
          49,433  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                               1,180,954
          35,050  FLOWERS FOODS INCORPORATED                                                                               965,978
           8,472  HANSEN NATURAL CORPORATION+<<                                                                            667,678
           4,536  J & J SNACK FOODS CORPORATION                                                                            269,484
          19,990  LANCE INCORPORATED                                                                                       372,414
           9,402  PEET'S COFFEE & TEA INCORPORATED+<<                                                                      285,351
          19,889  RALCORP HOLDINGS INCORPORATED+                                                                           793,770
           9,705  SANDERSON FARMS INCORPORATED                                                                             296,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (continued)

          20,838  TREEHOUSE FOODS INCORPORATED+                                                                  $         390,087

                                                                                                                         5,306,031
                                                                                                                 -----------------

FOOD STORES - 0.48%

          12,044  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                     382,759
          20,871  PANERA BREAD COMPANY+<<                                                                                1,370,807

                                                                                                                         1,753,566
                                                                                                                 -----------------

FURNITURE & FIXTURES - 0.57%

           7,914  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                146,409
          22,372  ETHAN ALLEN INTERIORS INCORPORATED                                                                       817,249
          34,612  LA-Z-BOY INCORPORATED<<                                                                                  469,339
          23,548  SELECT COMFORT CORPORATION+                                                                              644,038

                                                                                                                         2,077,035
                                                                                                                 -----------------

GENERAL MERCHANDISE STORES - 0.44%

          33,733  CASEY'S GENERAL STORES INCORPORATED                                                                      836,578
          26,716  FRED'S INCORPORATED                                                                                      434,669
          17,877  STEIN MART INCORPORATED                                                                                  324,468

                                                                                                                         1,595,715
                                                                                                                 -----------------

HEALTH SERVICES - 2.21%

          10,594  AMEDISYS INCORPORATED+<<                                                                                 447,491
          19,896  AMSURG CORPORATION+                                                                                      454,823
          14,013  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   249,151
          14,430  CRYOLIFE INCORPORATED+<<                                                                                  48,196
          18,340  ENZO BIOCHEM INCORPORATED+<<                                                                             227,783
          15,339  GENTIVA HEALTH SERVICES INCORPORATED+<<                                                                  226,097
          44,160  HOOPER HOLMES INCORPORATED                                                                               112,608
          13,845  LCA-VISION INCORPORATED<<                                                                                657,752
          22,397  NAUTILUS GROUP INCORPORATED<<                                                                            417,928
          22,948  ODYSSEY HEALTHCARE INCORPORATED+                                                                         427,751
          16,557  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  1,466,453
          11,271  REHABCARE GROUP INCORPORATED+<<                                                                          227,674
          17,146  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                 1,370,994
          24,067  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                    811,299
          29,635  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                     952,765

                                                                                                                         8,098,765
                                                                                                                 -----------------

HOLDING & OTHER INVESTMENT OFFICES - 2.75%

           8,514  4KIDS ENTERTAINMENT INCORPORATED+                                                                        133,585
          21,141  ACADIA REALTY TRUST                                                                                      423,877
          30,022  COLONIAL PROPERTIES TRUST<<                                                                            1,260,324
          36,336  COMMERCIAL NET LEASE REALTY INCORPORATED                                                                 740,164
          14,758  EASTGROUP PROPERTIES INCORPORATED<<                                                                      666,471
          17,348  ENTERTAINMENT PROPERTIES TRUST                                                                           706,931
          15,319  ESSEX PROPERTY TRUST INCORPORATED                                                                      1,412,412
          23,311  GLENBOROUGH REALTY TRUST INCORPORATED                                                                    421,929
          19,387  KILROY REALTY CORPORATION                                                                              1,200,055
           9,484  PARKWAY PROPERTIES INCORPORATED                                                                          380,688
          31,449  SHURGARD STORAGE CENTERS INCORPORATED                                                                  1,783,473
          11,464  SOVRAN SELF STORAGE INCORPORATED                                                                         538,464
          11,785  TOWN & COUNTRY TRUST<<                                                                                   398,451

                                                                                                                        10,066,824
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.65%

          20,037  BELL MICROPRODUCTS INCORPORATED+<<                                                             $         153,283
          14,787  COST PLUS INCORPORATED+<<                                                                                253,597
          17,437  GUITAR CENTER INCORPORATED+<<                                                                            872,024
          15,032  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                 193,762
          30,416  LINENS 'N THINGS INCORPORATED+<<                                                                         809,066
          17,311  MOVIE GALLERY INCORPORATED<<                                                                              97,115

                                                                                                                         2,378,847
                                                                                                                 -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.29%

          23,959  AZTAR CORPORATION+                                                                                       728,114
          14,459  MARCUS CORPORATION                                                                                       339,787

                                                                                                                         1,067,901
                                                                                                                 -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.67%

          11,885  A.S.V. INCORPORATED+<<                                                                                   296,887
          11,735  ASTEC INDUSTRIES INCORPORATED+                                                                           383,265
          67,381  AXCELIS TECHNOLOGIES INCORPORATED+                                                                       321,407
          11,566  BLACK BOX CORPORATION                                                                                    547,997
          34,677  BRIGGS & STRATTON CORPORATION<<                                                                        1,345,121
          49,962  BROOKS AUTOMATION INCORPORATED+                                                                          626,024
           5,395  DRIL-QUIP INCORPORATED+                                                                                  254,644
          28,007  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                1,166,212
          14,243  ENPRO INDUSTRIES INCORPORATED+<<                                                                         383,849
          17,405  GARDNER DENVER INCORPORATED+                                                                             858,067
          15,592  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                     539,951
          13,133  HYDRIL COMPANY+                                                                                          822,126
          35,068  IDEX CORPORATION                                                                                       1,441,646
          34,632  JLG INDUSTRIES INCORPORATED                                                                            1,581,297
          18,871  KAYDON CORPORATION                                                                                       606,514
          20,070  KOMAG INCORPORATED+<<                                                                                    695,626
          34,901  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 308,525
          38,012  LENNOX INTERNATIONAL INCORPORATED                                                                      1,071,938
           7,721  LINDSAY MANUFACTURING COMPANY                                                                            148,475
           9,807  LUFKIN INDUSTRIES INCORPORATED                                                                           489,075
          20,277  MANITOWOC COMPANY INCORPORATED                                                                         1,018,311
          25,687  MICROS SYSTEMS INCORPORATED+                                                                           1,241,196
          22,080  NETGEAR INCORPORATED+                                                                                    425,040
          24,419  PAXAR CORPORATION+                                                                                       479,345
           9,901  PLANAR SYSTEMS INCORPORATED+                                                                              82,871
           7,767  ROBBINS & MYERS INCORPORATED                                                                             158,058
           8,496  SCANSOURCE INCORPORATED+<<                                                                               464,561
          28,190  TORO COMPANY                                                                                           1,233,876
          16,185  ULTRATECH INCORPORATED+                                                                                  265,758
          15,896  WATSCO INCORPORATED                                                                                      950,740
           6,595  WOODWARD GOVERNOR COMPANY                                                                                567,236

                                                                                                                        20,775,638
                                                                                                                 -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.25%

          24,002  HILB, ROGAL & HAMILTON COMPANY                                                                           924,317
                                                                                                                 -----------------

INSURANCE CARRIERS - 3.37%

          34,530  AMERIGROUP CORPORATION+                                                                                  671,954
          28,603  CENTENE CORPORATION+<<                                                                                   751,973
          19,212  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              883,944
          43,847  FREMONT GENERAL CORPORATION                                                                            1,018,566
          13,866  INFINITY PROPERTY & CASUALTY CORPORATION                                                                 515,954
          11,679  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                               728,770
          12,363  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         1,195,378
          14,391  PRESIDENTIAL LIFE CORPORATION                                                                            274,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
INSURANCE CARRIERS (continued)

          20,832  PROASSURANCE CORPORATION+                                                                      $       1,013,268
          14,357  RLI CORPORATION                                                                                          715,983
           6,711  SCPIE HOLDINGS INCORPORATED+                                                                             139,589
          18,913  SELECTIVE INSURANCE GROUP INCORPORATED                                                                 1,004,280
          19,625  STEWART & STEVENSON SERVICES CORPORATION                                                                 414,676
          12,161  STEWART INFORMATION SERVICES CORPORATION                                                                 591,876
          11,388  UNITED FIRE & CASUALTY COMPANY                                                                           460,417
          23,498  UNITED INSURANCE COMPANIES INCORPORATED                                                                  834,414
          24,390  ZENITH NATIONAL INSURANCE CORPORATION                                                                  1,124,867

                                                                                                                        12,339,914
                                                                                                                 -----------------

LEATHER & LEATHER PRODUCTS - 0.46%

          12,360  BROWN SHOE COMPANY INCORPORATED                                                                          524,435
          15,329  GENESCO INCORPORATED+<<                                                                                  594,612
          17,363  K-SWISS INCORPORATED                                                                                     563,255

                                                                                                                         1,682,302
                                                                                                                 -----------------

LEGAL SERVICES - 0.07%

           6,843  PRE-PAID LEGAL SERVICES INCORPORATED                                                                     261,471
                                                                                                                 -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.55%

          50,906  CHAMPION ENTERPRISES INCORPORATED+<<                                                                     693,340
           9,541  COACHMEN INDUSTRIES INCORPORATED                                                                         112,679
           8,241  DELTIC TIMBER CORPORATION                                                                                427,379
           4,555  SKYLINE CORPORATION                                                                                      165,802
          10,841  UNIVERSAL FOREST PRODUCTS                                                                                598,965

                                                                                                                         1,998,165
                                                                                                                 -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.45%

          46,571  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                          830,361
           9,268  ANALOGIC CORPORATION                                                                                     443,474
          19,889  ARMOR HOLDINGS INCORPORATED+<<                                                                           848,266
          16,805  ARTHROCARE CORPORATION+<<                                                                                708,163
          15,585  BIOLASE TECHNOLOGY INCORPORATED+<<                                                                       124,524
          11,677  BIOSITE INCORPORATED+<<                                                                                  657,298
           9,523  CNS INCORPORATED                                                                                         208,649
          20,873  COHERENT INCORPORATED+                                                                                   619,511
          14,841  COHU INCORPORATED                                                                                        339,414
          19,785  CONMED CORPORATION+                                                                                      468,113
          29,613  COOPER COMPANIES INCORPORATED<<                                                                        1,519,147
          14,605  CYBERONICS INCORPORATED+<<                                                                               471,742
           8,233  DATASCOPE CORPORATION                                                                                    272,101
          14,657  DJ ORTHOPEDICS INCORPORATED+                                                                             404,240
          18,783  DRS TECHNOLOGIES INCORPORATED                                                                            965,822
           9,886  EDO CORPORATION                                                                                          267,515
          16,968  ESTERLINE TECHNOLOGIES CORPORATION+<<                                                                    631,040
          16,705  FEI COMPANY+<<                                                                                           320,235
          46,501  FLIR SYSTEMS INCORPORATED+                                                                             1,038,367
          32,831  FOSSIL INCORPORATED+<<                                                                                   706,195
          17,746  HAEMONETICS CORPORATION+                                                                                 867,070
          29,746  HOLOGIC INCORPORATED+                                                                                  1,127,968
           9,302  ICU MEDICAL INCORPORATED+<<                                                                              364,731
          47,054  INPUT OUTPUT INCORPORATED+<<                                                                             330,790
          11,657  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                         413,357
          17,266  INTERMAGNETICS GENERAL CORPORATION+                                                                      550,785
          21,262  INVACARE CORPORATION                                                                                     669,540
          16,612  ITRON INCORPORATED+                                                                                      665,144
           9,585  KEITHLEY INSTRUMENTS INCORPORATED                                                                        133,998
           6,696  KENSEY NASH CORPORATION+<<                                                                               147,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

          46,123  KOPIN CORPORATION+                                                                             $         246,758
          13,431  LASERSCOPE+<<                                                                                            301,660
          11,397  MEADE INSTRUMENTS CORPORATION+                                                                            31,114
          25,530  MENTOR CORPORATION                                                                                     1,176,422
          18,183  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                      220,742
          13,262  MTS SYSTEMS CORPORATION                                                                                  459,396
          11,533  OSTEOTECH INCORPORATED+                                                                                   57,319
          11,386  PHOTON DYNAMICS INCORPORATED+                                                                            208,136
          16,214  POLYMEDICA CORPORATION                                                                                   542,683
          11,569  POSSIS MEDICAL INCORPORATED+                                                                             115,112
          47,350  RESMED INCORPORATED+<<                                                                                 1,813,978
          48,297  RESPIRONICS INCORPORATED+                                                                              1,790,370
          57,509  ROPER INDUSTRIES INCORPORATED                                                                          2,272,181
           9,530  RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                     122,746
          16,611  SONIC SOLUTIONS+<<                                                                                       250,992
          27,050  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                1,076,860
          22,538  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                      655,856
          21,422  THERAGENICS CORPORATION+                                                                                  64,694
          36,058  TRIMBLE NAVIGATION LIMITED+                                                                            1,279,698
          17,897  VEECO INSTRUMENTS INCORPORATED+<<                                                                        310,155
          21,227  VIASYS HEALTHCARE INCORPORATED+                                                                          545,534
           3,791  VITAL SIGNS INCORPORATED                                                                                 162,331
          12,368  X-RITE INCORPORATED                                                                                      123,680

                                                                                                                        30,943,490
                                                                                                                 -----------------

METAL MINING - 0.36%

          14,699  CLEVELAND CLIFFS INCORPORATED<<                                                                        1,301,890
                                                                                                                 -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.51%

          14,765  AMCOL INTERNATIONAL CORPORATION                                                                          302,978
          31,605  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                   1,550,541

                                                                                                                         1,853,519
                                                                                                                 -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%

          10,493  DAKTRONICS INCORPORATED                                                                                  310,278
          18,047  JAKKS PACIFIC INCORPORATED+                                                                              377,904
          31,423  K2 INCORPORATED+<<                                                                                       317,687
          10,836  LYDALL INCORPORATED+                                                                                      88,313
           7,956  RUSS BERRIE & COMPANY INCORPORATED                                                                        90,857
          23,355  SHUFFLE MASTER INCORPORATED+<<                                                                           587,145
           7,496  STANDEX INTERNATIONAL CORPORATION                                                                        208,089

                                                                                                                         1,980,273
                                                                                                                 -----------------

MISCELLANEOUS RETAIL - 1.15%

          19,607  CASH AMERICA INTERNATIONAL INCORPORATED                                                                  454,686
          12,829  HANCOCK FABRICS INCORPORATED<<                                                                            52,214
          23,939  HIBBETT SPORTING GOODS INCORPORATED+                                                                     681,783
          13,623  J JILL GROUP INCORPORATED+                                                                               259,246
          15,703  JO ANN STORES INCORPORATED+                                                                              185,295
          17,829  LONGS DRUG STORES CORPORATION<<                                                                          648,797
          24,859  SPECTRUM BRANDS INCORPORATED+                                                                            504,886
          18,340  WORLD FUEL SERVICES CORPORATION                                                                          618,425
          32,750  ZALE CORPORATION+                                                                                        823,663

                                                                                                                         4,228,995
                                                                                                                 -----------------

MOTION PICTURES - 0.42%

          27,930  AVID TECHNOLOGY INCORPORATED+<<                                                                        1,529,447
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.17%

          16,917  ARKANSAS BEST CORPORATION<<                                                                    $         738,935
          20,952  FORWARD AIR CORPORATION                                                                                  767,891
          30,184  HEARTLAND EXPRESS INCORPORATED                                                                           612,433
          39,229  LANDSTAR SYSTEM INCORPORATED                                                                           1,637,418
          18,993  OLD DOMINION FREIGHT LINE+                                                                               512,431

                                                                                                                         4,269,108
                                                                                                                 -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.24%

          11,783  FINANCIAL FEDERAL CORPORATION                                                                            523,754
          12,247  WORLD ACCEPTANCE CORPORATION+                                                                            349,040

                                                                                                                           872,794
                                                                                                                 -----------------

OIL & GAS EXTRACTION - 4.95%

           8,917  ATWOOD OCEANICS INCORPORATED+                                                                            695,793
          32,825  CABOT OIL & GAS CORPORATION                                                                            1,480,385
          52,106  CAL DIVE INTERNATIONAL INCORPORATED+                                                                   1,870,084
          55,230  CIMAREX ENERGY COMPANY<<                                                                               2,375,442
          17,911  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  891,610
          11,120  PETROLEUM DEVELOPMENT CORPORATION+                                                                       370,741
          15,799  REMINGTON OIL & GAS CORPORATION+                                                                         576,663
          13,917  SEACOR HOLDINGS INCORPORATED+<<                                                                          947,748
          37,914  ST. MARY LAND & EXPLORATION COMPANY                                                                    1,395,614
          18,052  STONE ENERGY CORPORATION+                                                                                821,908
          19,241  SWIFT ENERGY COMPANY+                                                                                    867,192
          23,253  TETRA TECH INCORPORATED+                                                                                 709,682
          30,926  UNIT CORPORATION+                                                                                      1,701,858
          23,415  VERITAS DGC INCORPORATED+                                                                                830,998
          36,944  VINTAGE PETROLEUM INCORPORATED                                                                         1,970,223
          19,134  W-H ENERGY SERVICES INCORPORATED+                                                                        632,953

                                                                                                                        18,138,894
                                                                                                                 -----------------

PAPER & ALLIED PRODUCTS - 0.71%

          22,171  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       178,476
          19,293  CARAUSTAR INDUSTRIES INCORPORATED+                                                                       167,656
          13,208  CHESAPEAKE CORPORATION<<                                                                                 224,272
           9,895  NEENAH PAPER INCORPORATED                                                                                277,060
          42,529  PLAYTEX PRODUCTS INCORPORATED+                                                                           581,371
          10,931  POPE & TALBOT INCORPORATED                                                                                91,055
          20,883  ROCK-TENN COMPANY CLASS A                                                                                285,053
          10,220  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            253,252
           8,501  STANDARD REGISTER COMPANY                                                                                134,401
          34,381  WAUSAU PAPER CORPORATION                                                                                 407,415

                                                                                                                         2,600,011
                                                                                                                 -----------------

PERSONAL SERVICES - 0.32%

           6,227  ANGELICA CORPORATION                                                                                     102,995
          18,368  COINSTAR INCORPORATED+<<                                                                                 419,341
           4,592  CPI CORPORATION                                                                                           85,916
          14,152  G & K SERVICES INCORPORATED CLASS A                                                                      555,466

                                                                                                                         1,163,718
                                                                                                                 -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.85%

          12,176  ELKCORP                                                                                                  409,844
          37,888  FRONTIER OIL CORPORATION                                                                               1,421,937
          28,115  HEADWATERS INCORPORATED+<<                                                                               996,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)

          11,185  WD-40 COMPANY                                                                                  $         293,718

                                                                                                                         3,121,895
                                                                                                                 -----------------

PHARMACEUTICALS - 0.04%

          40,738  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                    152,360
                                                                                                                 -----------------

PRIMARY METAL INDUSTRIES - 2.86%

          20,836  ALERIS INTERNATIONAL INCORPORATED+                                                                       671,753
          29,048  BELDEN CDT INCORPORATED                                                                                  709,643
          12,887  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 204,903
          14,630  CARPENTER TECHNOLOGY CORPORATION                                                                       1,030,976
          15,312  CENTURY ALUMINUM COMPANY+                                                                                401,328
          15,285  CHAPARRAL STEEL COMPANY+                                                                                 462,371
          14,572  CURTISS-WRIGHT CORPORATION                                                                               795,631
          20,493  LONE STAR TECHNOLOGIES INCORPORATED+                                                                   1,058,668
          28,890  MAVERICK TUBE CORPORATION+<<                                                                           1,151,555
          24,555  MUELLER INDUSTRIES INCORPORATED                                                                          673,298
          15,074  NS GROUP INCORPORATED+                                                                                   630,244
          16,937  QUANEX CORPORATION                                                                                       846,342
          15,432  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                 585,644
           7,458  STEEL TECHNOLOGIES INCORPORATED                                                                          208,750
          15,417  TEXAS INDUSTRIES INCORPORATED                                                                            768,383
          18,655  TREDEGAR CORPORATION                                                                                     240,463
          10,078  WOLVERINE TUBE INCORPORATED+                                                                              50,995

                                                                                                                        10,490,947
                                                                                                                 -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.43%

          21,849  BOWNE & COMPANY INCORPORATED                                                                             324,239
           7,862  CONSOLIDATED GRAPHICS INCORPORATED+                                                                      372,187
          18,880  JOHN H. HARLAND COMPANY                                                                                  709,888
           7,320  THOMAS NELSON INCORPORATED                                                                               180,438

                                                                                                                         1,586,752
                                                                                                                 -----------------

RAILROAD TRANSPORTATION - 0.33%

          49,183  KANSAS CITY SOUTHERN+<<                                                                                1,201,541
                                                                                                                 -----------------

REAL ESTATE - 0.64%

          15,401  MERITAGE CORPORATION+                                                                                    969,031
          37,873  NEW CENTURY FINANCIAL CORPORATION                                                                      1,366,079

                                                                                                                         2,335,110
                                                                                                                 -----------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.20%

          34,840  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   742,092
                                                                                                                 -----------------

RETAIL, TRADE & SERVICES - 0.37%

          35,417  MEN'S WEARHOUSE INCORPORATED+<<                                                                        1,042,676
          24,298  STRIDE RITE CORPORATION                                                                                  329,481

                                                                                                                         1,372,157
                                                                                                                 -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%

          20,589  A. SCHULMAN INCORPORATED                                                                                 443,075
                                                                                                                 -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.48%

          28,306  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              1,003,165
          13,267  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    535,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)

          10,558  SWS GROUP INCORPORATED                                                                         $         221,084

                                                                                                                         1,760,236
                                                                                                                 -----------------

SOFTWARE - 0.13%

           8,570  EPIQ SYSTEMS INCORPORATED+                                                                               158,888
          11,968  MANTECH INTERNATIONAL CORPORATION CLASS A+<<                                                             333,428

                                                                                                                           492,316
                                                                                                                 -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.31%

          18,689  APOGEE ENTERPRISES INCORPORATED                                                                          303,136
          13,237  CARBO CERAMICS INCORPORATED                                                                              748,155
           9,368  LIBBEY INCORPORATED                                                                                       95,741

                                                                                                                         1,147,032
                                                                                                                 -----------------

TELEPHONE SERVICES - 0.14%

          14,633  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                          494,156
                                                                                                                 -----------------

TEXTILE MILL PRODUCTS - 0.66%

          21,604  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 781,200
          32,150  INTERFACE INCORPORATED+                                                                                  264,273
           9,491  OXFORD INDUSTRIES INCORPORATED                                                                           519,158
          38,117  WOLVERINE WORLD WIDE INCORPORATED                                                                        856,108

                                                                                                                         2,420,739
                                                                                                                 -----------------

TOBACCO PRODUCTS - 0.06%

          58,407  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                 227,787
                                                                                                                 -----------------

TRANSPORTATION BY AIR - 0.75%

          21,848  EGL INCORPORATED+                                                                                        820,829
          24,256  FRONTIER AIRLINES INCORPORATED+<<                                                                        224,126
          19,385  MESA AIR GROUP INCORPORATED+<<                                                                           202,767
          15,628  OFFSHORE LOGISTICS INCORPORATED+                                                                         456,338
          38,786  SKYWEST INCORPORATED                                                                                   1,041,792

                                                                                                                         2,745,852
                                                                                                                 -----------------

TRANSPORTATION EQUIPMENT - 2.50%

          22,135  AAR CORPORATION+                                                                                         530,133
           8,566  ARCTIC CAT INCORPORATED                                                                                  171,834
          34,768  CLARCOR INCORPORATED                                                                                   1,032,957
          42,578  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                    525,838
          36,769  GENCORP INCORPORATED+<<                                                                                  652,650
          14,411  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         452,938
          17,830  MONACO COACH CORPORATION                                                                                 237,139
          49,184  OSHKOSH TRUCK CORPORATION                                                                              2,193,115
          27,881  POLARIS INDUSTRIES INCORPORATED<<                                                                      1,399,626
           8,386  STANDARD MOTOR PRODUCTS INCORPORATED                                                                      77,403
          15,339  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           341,446
          10,664  TRIUMPH GROUP INCORPORATED+                                                                              390,409
          20,950  WABASH NATIONAL CORPORATION                                                                              399,097
          22,035  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      733,325

                                                                                                                         9,137,910
                                                                                                                 -----------------

TRANSPORTATION SERVICES - 0.16%

          13,540  HUB GROUP INCORPORATED CLASS A+                                                                          478,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
TRANSPORTATION SERVICES (continued)

          11,831  PEGASUS SOLUTIONS INCORPORATED+                                                                $         106,124

                                                                                                                           584,763
                                                                                                                 -----------------

WATER TRANSPORTATION - 0.25%

          17,203  KIRBY CORPORATION+                                                                                       897,481
                                                                                                                 -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.45%

          24,758  HAIN CELESTIAL GROUP INCORPORATED+                                                                       523,879
          20,973  MYERS INDUSTRIES INCORPORATED                                                                            305,786
           8,866  NASH FINCH COMPANY<<                                                                                     225,906
          25,189  PERFORMANCE FOOD GROUP COMPANY+                                                                          714,612
          15,345  SCHOOL SPECIALTY INCORPORATED+<<                                                                         559,172
          22,409  TRACTOR SUPPLY COMPANY+                                                                                1,186,332
          27,774  UNITED NATURAL FOODS INCORPORATED+                                                                       733,234
          21,662  UNITED STATIONERS INCORPORATED+                                                                        1,050,607

                                                                                                                         5,299,528
                                                                                                                 -----------------

WHOLESALE TRADE-DURABLE GOODS - 2.69%

           6,534  AM CASTLE & COMPANY+                                                                                     142,703
          16,638  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                             560,534
          11,665  BARNES GROUP INCORPORATED                                                                                384,945
           9,630  BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                656,862
          13,781  DIGI INTERNATIONAL INCORPORATED+                                                                         144,563
          10,052  DREW INDUSTRIES INCORPORATED+<<                                                                          283,366
          44,828  HUGHES SUPPLY INCORPORATED                                                                             1,607,084
          31,886  INSIGHT ENTERPRISES INCORPORATED+                                                                        625,284
          15,459  KAMAN CORPORATION CLASS A                                                                                304,388
          38,363  KNIGHT TRANSPORTATION INCORPORATED<<                                                                     795,255
           3,077  LAWSON PRODUCTS INCORPORATED                                                                             116,126
           9,321  LENOX GROUP INCORPORATED+                                                                                123,410
          26,748  OWENS & MINOR INCORPORATED                                                                               736,372
          36,310  PEP BOYS-MANNY, MOE & JACK                                                                               540,656
          18,560  RELIANCE STEEL & ALUMINUM COMPANY                                                                      1,134,387
          16,917  RYERSON INCORPORATED+<<                                                                                  411,421
          34,930  SCP POOL CORPORATION                                                                                   1,300,076

                                                                                                                         9,867,432
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $262,059,833)                                                                                355,375,048
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 17.28%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.40%

       2,893,778  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,893,778
       2,212,747  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        2,212,747

                                                                                                                         5,106,525
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 15.88%

$     10,200,000  BANK OF AMERICA SECURITIES REPURCHASE AGREEMENT
                  (MATURITY VALUE $10,203,655)                                        4.30%       01/03/2006            10,200,000
       3,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                  $3,001,075)                                                         4.30        01/03/2006             3,000,000
       4,000,000  BUCKINGHAM CDO LLC                                                  4.35        02/03/2006             3,985,120
       4,000,000  BUCKINGHAM II CDO LLC                                               4.30        01/09/2006             3,997,160
       3,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                       4.30        01/06/2007             3,000,000
       4,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                    4.29        01/06/2006             3,998,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$      3,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                  4.30%       05/04/2006     $       2,991,570
       2,000,000  DEER VALLEY FUNDING LLC                                             4.33        01/13/2006             1,997,640
       1,000,000  DEER VALLEY FUNDING LLC                                             4.39        01/17/2006               998,340
       1,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                 4.35        06/30/2006             1,000,000
       2,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                 4.41        06/06/2006             2,000,000
       3,000,000  KAUPTHING BANK HF+/-                                                4.43        01/19/2007             2,999,760
       1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            4.30        03/16/2006             1,000,000
       4,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                              4.23        05/26/2006             4,000,560
       2,000,000  LIQUID FUNDING LIMITED+/-                                           4.29        03/03/2006             2,000,000
       1,000,000  LIQUID FUNDING LIMITED+/-                                           4.34        08/14/2006             1,000,000
       3,000,000  MORGAN STANLEY+/-                                                   4.33        01/13/2006             3,000,000
       3,000,000  NATEXIS BANQUE POPULAIRES                                           4.06        02/01/2006             3,000,000
       2,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                                4.87        03/28/2006             2,001,620
       2,000,000  WHITE PINE FINANCE LLC SERIES MTN+/-                                4.23        06/12/2006             2,000,320

                                                                                                                        58,170,690
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $63,277,215)                                                              63,277,215
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 3.00%

SHARES

MUTUAL FUND - 2.95%

      10,806,559  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           10,806,559
                                                                                                                 -----------------
PRINCIPAL

US TREASURY BILLS - 0.05%

$        100,000  US TREASURY BILL^#                                                  3.68        02/09/2006                99,625
          85,000  US TREASURY BILL^#                                                  4.16        05/11/2006                83,770

                                                                                                                           183,395
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,989,917)                                                                         10,989,954
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $336,326,965)*                                     117.32%                                                 $     429,642,217

OTHER ASSETS AND LIABILITIES, NET                        (17.32)                                                       (63,424,410)
                                                         ------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     366,217,807
                                                         ------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,806,559.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.10%

ADVERTISING - 0.64%
         446,900  CENVEO INCORPORATED+                                                                            $       5,881,204
                                                                                                                  -----------------

APPAREL & ACCESSORY STORES - 0.88%
         137,700  CARTER'S INCORPORATED+                                                                                  8,103,645
                                                                                                                  -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.65%
         216,600  PHILLIPS-VAN HEUSEN CORPORATION                                                                         7,017,840
       1,015,100  QUIKSILVER INCORPORATED+<<                                                                             14,048,984
         198,300  TOMMY HILFIGER CORPORATION+<<                                                                           3,220,392

                                                                                                                         24,287,216
                                                                                                                  -----------------

BUSINESS SERVICES - 13.00%
         163,400  ADMINISTAFF INCORPORATED                                                                                6,870,970
         954,200  BORELAND SOFTWARE CORPORATION+                                                                          6,230,926
         241,000  BRINK'S COMPANY                                                                                        11,546,310
         603,800  CNET NETWORKS INCORPORATED+                                                                             8,869,822
         383,200  EPICOR SOFTWARE CORPORATION+                                                                            5,414,616
         264,750  HYPERION SOLUTIONS CORPORATION+                                                                         9,483,345
         527,100  INTERWOVEN INCORPORATED+                                                                                4,464,537
         907,100  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                   6,367,842
         207,600  MARCHEX INCORPORATED CLASS B+                                                                           4,668,924
         892,400  OPSWARE INCORPORATED+                                                                                   6,059,396
       1,686,500  PARAMETRIC TECHNOLOGY CORPORATION+                                                                     10,287,650
         319,900  PDF SOLUTIONS INCORPORATED+                                                                             5,198,375
         782,000  QUEST SOFTWARE INCORPORATED+                                                                           11,409,380
       1,305,100  TIBCO SOFTWARE INCORPORATED+<<                                                                          9,749,097
         495,500  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                   9,449,185
         164,600  WITNESS SYSTEMS INCORPORATED+                                                                           3,237,682

                                                                                                                        119,308,057
                                                                                                                  -----------------

CHEMICALS & ALLIED PRODUCTS - 9.27%
         565,500  ALKERMES INCORPORATED+                                                                                 10,812,360
         322,800  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                                 4,244,820
         974,800  CARDIOME PHARMA CORPORATION+                                                                            9,845,480
         183,350  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                   11,501,546
         468,300  ONYX PHARMACEUTICALS INCORPORATED+<<                                                                   13,468,308
         164,100  PARALUX FRAGRANCE INCORPORATED+<<                                                                       5,009,973
         385,300  PROTEIN DESIGN LABS INCORPORATED+                                                                      10,950,226
         752,300  SANTARUS INCORPORATED+                                                                                  4,122,604
         101,400  UNITED THERAPEUTICS CORPORATION+                                                                        7,008,768
         480,300  ZYMOGENETICS INCORPORATED+                                                                              8,169,903

                                                                                                                         85,133,988
                                                                                                                  -----------------

COAL MINING - 0.73%
         701,100  INTERNATIONAL COAL GROUP INCORPORATED+                                                                  6,660,450
                                                                                                                  -----------------

COMMUNICATIONS - 1.89%
       2,235,000  EXTREME NETWORKS INCORPORATED+                                                                         10,616,250
         681,800  TIME WARNER TELECOM INCORPORATED+                                                                       6,715,730

                                                                                                                         17,331,980
                                                                                                                  -----------------

ELECTRIC, GAS & SANITARY SERVICES - 0.68%
         218,300  CLEAN HARBORS INCORPORATED+                                                                             6,289,223
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.47%
         318,400  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                    $       4,409,840
         523,300  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                6,190,639
         332,300  ATHEROS COMMUNICATIONS INCORPORATED+                                                                    4,319,900
         281,300  DSP GROUP INCORPORATED+                                                                                 7,049,378
         811,700  HEXEL CORPORATION+<<                                                                                   14,651,185
       1,398,900  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                             18,437,502
         667,000  MATTSON TECHNOLOGY INCORPORATED+<<                                                                      6,710,020
         147,300  NICE SYSTEMS LIMITED SPONSORED ADR+                                                                     7,093,968
         681,200  OPENWAVE SYSTEMS INCORPORATED+                                                                         11,900,564
         372,100  OSI SYSTEMS INCORPORATED+                                                                               6,842,919
         208,600  PLEXUS CORPORATION+                                                                                     4,743,564
       1,586,000  PMC-SIERRA INCORPORATED+                                                                               12,228,060
         412,400  RADYNE COMSTREAME INCORPORATED+                                                                         6,008,668
         174,400  REGAL-BELOIT CORPORATION                                                                                6,173,760
         544,300  TEKELEC+                                                                                                7,565,770
         193,400  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                 8,496,062

                                                                                                                        132,821,799
                                                                                                                  -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.01%
         155,100  CEPHALON INCORPORATED+                                                                                 10,041,174
         244,300  CORE LABORATORIES NV+                                                                                   9,127,048
         305,000  DIGITAS INCORPORATED+                                                                                   3,818,600
         214,700  GEN-PROBE INCORPORATED+                                                                                10,475,213
         394,800  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                  5,779,872
         145,100  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED<<                                                       8,988,945
         254,700  SYMYX TECHNOLOGIES INCORPORATED+                                                                        6,950,763

                                                                                                                         55,181,615
                                                                                                                  -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.43%
         191,700  LIFETIME BRANDS INCORPORATED                                                                            3,962,439
                                                                                                                  -----------------

FURNITURE & FIXTURES - 0.81%
         548,700  LA-Z-BOY INCORPORATED<<                                                                                 7,440,372
                                                                                                                  -----------------

GENERAL MERCHANDISE STORES - 0.95%
         215,000  BON TON STORES INCORPORATED                                                                             4,112,950
         370,100  RETAIL VENTURES INCORPORATED+                                                                           4,604,044

                                                                                                                          8,716,994
                                                                                                                  -----------------

HEALTH SERVICES - 2.68%
         235,300  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                  9,021,402
         914,500  HUMAN GENOME SCIENCES INCORPORATED+                                                                     7,828,120
         430,600  VALEANT PHARMACEUTICALS INTERNATIONAL<<                                                                 7,785,248

                                                                                                                         24,634,770
                                                                                                                  -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.42%
         362,800  CAPITAL LEASE FUNDING INCORPORATED                                                                      3,820,284
                                                                                                                  -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.80%
         467,800  RESTORATION HARDWARE INCORPORATED+                                                                      2,816,156
         215,400  TUESDAY MORNING CORPORATION                                                                             4,506,168

                                                                                                                          7,322,324
                                                                                                                  -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.75%
         157,600  GAYLORD ENTERTAINMENT COMPANY+                                                                          6,869,784
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.10%
         883,100  NUANCE COMMUNICATIONS INCORPORATED+                                                             $       6,738,053
         156,800  RACKABLE SYSTEMS INCORPORATED+                                                                          4,465,664
         196,400  RBC BEARINGS INCORPORATED+                                                                              3,191,500
         318,200  SIGMA DESIGNS INCORPORATED+<<                                                                           4,893,916

                                                                                                                         19,289,133
                                                                                                                  -----------------

INSURANCE CARRIERS - 1.66%
         160,100  ARGONAUT GROUP INCORPORATED+                                                                            5,246,477
         318,600  AXIS CAPITAL HOLDINGS LIMITED                                                                           9,965,808

                                                                                                                         15,212,285
                                                                                                                  -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.70%
         255,200  ARTHROCARE CORPORATION+                                                                                10,754,128
         237,500  COHERENT INCORPORATED+                                                                                  7,049,000
         268,700  DEXCOM INCORPORATED+<<                                                                                  4,009,004
         395,600  ENDOLOGIX INCORPORATED+                                                                                 2,729,640
         331,100  ESTERLINE TECHNOLOGIES CORPORATION+                                                                    12,313,609
         248,100  FORMFACTOR INCORPORATED+<<                                                                              6,061,083
         483,100  ILLUMINA INCORPORATED+                                                                                  6,811,710
       1,487,500  LTX CORPORATION+                                                                                        6,693,750
         155,900  NOVATEL INCORPORATED+                                                                                   4,304,399
         225,000  NUCRYST PHARMACEUTICALS CORPORATION+                                                                    2,261,250
         253,200  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                      3,261,216
          94,200  SONOSITE INCORPORATED+                                                                                  3,297,942
         463,000  THORATEC LABS CORPORATION+                                                                              9,579,470
         105,600  VITAL IMAGES INCORPORATED+                                                                              2,761,440
         348,600  WRIGHT MEDICAL GROUP INCORPORATED+                                                                      7,111,440

                                                                                                                         88,999,081
                                                                                                                  -----------------

MISCELLANEOUS RETAIL - 2.84%
         385,900  CKX INCORPORATED+                                                                                       5,016,700
         480,500  DOLLAR TREE STORES INCORPORATED+                                                                       11,503,170
         282,200  WORLD FUEL SERVICES CORPORATION                                                                         9,515,784

                                                                                                                         26,035,654
                                                                                                                  -----------------

MOTION PICTURES - 0.46%
         598,200  IMAX CORPORATION+<<                                                                                     4,223,292
                                                                                                                  -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.31%
         536,300  CAPITALSOURCE INCORPORATED+                                                                            12,013,120
                                                                                                                  -----------------

OIL & GAS EXTRACTION - 6.00%
         340,500  BASIC ENERGY SERVICES INCORPORATED+<<                                                                   6,792,975
         362,400  BOIS D' ARC ENERGY INCORPORATED+                                                                        5,747,664
         878,400  GASCO ENERGY INCORPORATED+                                                                              5,735,952
         156,100  GOODRICH PETROLEUM CORPORATION+                                                                         3,925,915
       1,043,500  PETROHAWK ENERGY CORPORATION+                                                                          13,795,070
         125,000  PIONEER NATURAL RESOURCES COMPANY                                                                       6,408,750
         799,000  WARREN RESOURCES INCORPORATED+<<                                                                       12,640,180

                                                                                                                         55,046,506
                                                                                                                  -----------------

OIL FIELD SERVICES - 0.84%
         297,200  TRICO MARINE SERVICES INCORPORATED+                                                                     7,727,200
                                                                                                                  -----------------

PACKAGED FOODS - 0.98%
         437,500  IHS INCORPORATED+                                                                                       8,977,500
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES - 2.34%
         382,500  CHAPARRAL STEEL COMPANY+                                                                        $      11,570,625
         262,000  RTI INTERNATIONAL METALS INCORPORATED+                                                                  9,942,900

                                                                                                                         21,513,525
                                                                                                                  -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.63%
         255,600  VISTAPRINT LIMITED+                                                                                     5,815,922
                                                                                                                  -----------------

RAILROAD TRANSPORTATION - 0.66%
         161,300  GENESEE & WYOMING INCORPORATED+                                                                         6,056,815
                                                                                                                  -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.37%
         418,375  JARDEN CORPORATION+                                                                                    12,614,006
                                                                                                                  -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
         540,400  MARKETAXCESS HOLDINGS INCORPORATED+                                                                     6,176,772
                                                                                                                  -----------------

SOCIAL SERVICES - 0.73%
         233,000  PROVIDENCE SERVICE CORPORATION+<<                                                                       6,708,070
                                                                                                                  -----------------

TRANSPORTATION BY AIR - 3.93%
         356,100  AIRTRAN HOLDINGS INCORPORATED+                                                                          5,708,283
         104,800  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                              4,716,000
         256,800  CHC HELICOPTER CORPORATION                                                                              6,021,960
         479,400  REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                                 7,286,880
         225,300  SKYWEST INCORPORATED                                                                                    6,051,558
         170,500  US AIRWAYS GROUP INCORPORATED+<<                                                                        6,332,370

                                                                                                                         36,117,051
                                                                                                                  -----------------

TRANSPORTATION EQUIPMENT - 1.42%
         404,100  COMMERCIAL VEHICLE GROUP INCORPORATED+                                                                  7,588,998
         438,700  FLEETWOOD ENTERPRISES INCORPORATED+                                                                     5,417,945

                                                                                                                         13,006,943
                                                                                                                  -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.30%
         368,300  HERBALIFE LIMITED+                                                                                     11,977,116
                                                                                                                  -----------------

WHOLESALE TRADE-DURABLE GOODS - 2.10%
         318,900  CYTYC CORPORATION+<<                                                                                    9,002,547
         297,100  LKQ CORPORATION+                                                                                       10,285,602

                                                                                                                         19,288,149
                                                                                                                  -----------------

TOTAL COMMON STOCKS (COST $776,888,851)                                                                                 900,564,284
                                                                                                                  -----------------

COLLATERAL FOR SECURITIES LENDING - 0.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
       1,922,723  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  1,922,723
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,922,723)                                                                 1,922,723
                                                                                                                  -----------------

WARRANTS - 0.00%
          36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRES ON FEBRUARY 27, 2007)+                                        1,085

TOTAL WARRANTS (COST $0)                                                                                                      1,085
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 2.37%

MUTUAL FUND - 2.37%

      21,737,509  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                     $      21,737,509
                                                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,737,509)                                                                          21,737,509
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $800,549,083)*                                     100.68%                                                  $     924,225,601

OTHER ASSETS AND LIABILITIES, NET                         (0.68)                                                         (6,286,831)
                                                         ------                                                   -----------------

TOTAL NET ASSETS                                         100.00%                                                  $     917,938,770
                                                        -------                                                   -----------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,737,509.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 96.45%

APPAREL & ACCESSORY STORES - 3.01%
         311,230  AEROPOSTALE INCORPORATED+<<                                                                   $        8,185,349
         269,100  CACHE INCORPORATED+                                                                                    4,660,812
         295,890  DSW INCORPORATED+<<                                                                                    7,758,236

                                                                                                                        20,604,397
                                                                                                                ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.98%
         213,370  MARINEMAX INCORPORATED+<<                                                                              6,736,091
                                                                                                                ------------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.17%
         221,846  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                          8,001,985
                                                                                                                ------------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.21%
         339,460  PERINI CORPORATION+<<                                                                                  8,197,959
         256,550  WCI COMMUNITIES INCORPORATED+<<                                                                        6,888,367

                                                                                                                        15,086,326
                                                                                                                ------------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.64%
         206,390  BUILDERS FIRSTSOURCE INCORPORATED+                                                                     4,410,554
                                                                                                                ------------------
BUSINESS SERVICES - 6.51%
         176,670  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  3,968,008
         346,020  AVOCENT CORPORATION+                                                                                   9,408,284
         445,790  BISYS GROUP INCORPORATED+<<                                                                            6,245,518
         350,390  NCO GROUP INCORPORATED+                                                                                5,928,599
         369,480  RENT-A-CENTER INCORPORATED+                                                                            6,968,393
         233,200  TAL INTERNATIONAL GROUP INCORPORATED+<<                                                                4,815,580
         961,920  TIBCO SOFTWARE INCORPORATED+                                                                           7,185,542

                                                                                                                        44,519,924
                                                                                                                ------------------
CHEMICALS & ALLIED PRODUCTS - 5.09%
         558,220  CF INDUSTRIES HOLDINGS INCORPORATED<<                                                                  8,512,855
         156,810  CYTEC INDUSTRIES INCORPORATED                                                                          7,468,860
         116,510  DIAGNOSTIC PRODUCTS CORPORATION                                                                        5,656,561
         286,780  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                            4,946,955
         661,080  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                 8,263,500

                                                                                                                        34,848,731
                                                                                                                ------------------
COMMUNICATIONS - 3.54%
       1,838,280  CINCINNATI BELL INCORPORATED+                                                                          6,452,363
         278,120  CT COMMUNICATIONS INCORPORATED                                                                         3,376,377
         405,790  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          6,285,687
         709,100  VALOR COMMUNICATIONS GROUP INCORPORATED                                                                8,083,740

                                                                                                                        24,198,167
                                                                                                                ------------------
DEPOSITORY INSTITUTIONS - 12.06%
         481,950  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                              6,747,300
         424,390  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                         7,265,557
         158,080  CULLEN FROST BANKERS INCORPORATED                                                                      8,485,734
         400,650  DIME COMMUNITY BANCSHARES                                                                              5,853,497
         158,810  FIRST REPUBLIC BANK                                                                                    5,877,558
         319,540  FRANKLIN BANK CORPORATION+                                                                             5,748,525
         229,300  INVESTORS FINANCIAL SERVICES CORPORATION<<                                                             8,445,119
         198,740  PFF BANCORP INCORPORATED                                                                               6,065,545
         429,430  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                              7,948,749

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
         260,760  SOUTH FINANCIAL GROUP INCORPORATED                                                           $         7,181,330
         289,100  SUSQUEHANNA BANCSHARES INCORPORATED                                                                    6,845,888
         211,980  UMPQUA HOLDINGS CORPORATION                                                                            6,047,789

                                                                                                                        82,512,591
                                                                                                                ------------------
EATING & DRINKING PLACES - 2.76%
         879,610  CKE RESTAURANTS INCORPORATED<<                                                                        11,883,531
         261,100  LANDRY'S RESTAURANTS INCORPORATED<<                                                                    6,973,981

                                                                                                                        18,857,512
                                                                                                                ------------------
ELECTRIC, GAS & SANITARY SERVICES - 1.24%
         226,400  CLECO CORPORATION                                                                                      4,720,440
         252,800  DURATEK INCORPORATED+                                                                                  3,774,304

                                                                                                                         8,494,744
                                                                                                                ------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.43%
         384,100  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                  6,495,131
         883,590  GRAFTECH INTERNATIONAL LIMITED+                                                                        5,495,930
         536,030  GSI LUMONICS INCORPORATED+<<                                                                           5,821,286
         285,370  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                  8,118,776
         162,060  MULTI-FINELINE ELECTRONIX INCORPORATED+<<                                                              7,806,430
         205,100  PORTALPLAYER INCORPORATED+<<                                                                           5,808,432
         393,160  SIGMATEL INCORPORATED+<<                                                                               5,150,396
         283,900  WESTAR ENERGY INCORPORATED                                                                             6,103,850

                                                                                                                        50,800,231
                                                                                                                ------------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.86%
         702,190  JACUZZI BRANDS INCORPORATED+                                                                           5,898,396
                                                                                                                ------------------

FOOD & KINDRED PRODUCTS - 1.68%
         711,170  HERCULES INCORPORATED+                                                                                 8,036,221
         230,130  PREMIUM STANDARD FARMS INCORPORATED                                                                    3,442,745

                                                                                                                        11,478,966
                                                                                                                ------------------
FURNITURE & FIXTURES - 0.80%
         245,600  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                          5,484,248
                                                                                                                ------------------
HEALTH SERVICES - 2.75%
         213,380  APRIA HEALTHCARE GROUP INCORPORATED+                                                                   5,144,592
         152,760  GENESIS HEALTHCARE CORPORATION+                                                                        5,578,795
         257,800  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                 8,107,810

                                                                                                                        18,831,197
                                                                                                                ------------------
HOLDING & OTHER INVESTMENT OFFICES - 8.33%
         307,370  AMERICAN CAMPUS COMMUNITIES<<                                                                          7,622,776
         331,360  BIOMED PROPERTY TRUST INCORPORATED                                                                     8,085,184
         288,990  EQUITY ONE INCORPORATED<<                                                                              6,681,449
         424,590  FELCOR LODGING TRUST INCORPORATED<<                                                                    7,307,194
         177,900  GLADSTONE CAPITAL CORPORATION<<                                                                        3,803,502
         444,230  STRATEGIC HOTEL CAPITAL INCORPORATED                                                                   9,142,253
         288,260  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                  7,659,068
         317,320  U-STORE-IT TRUST                                                                                       6,679,586

                                                                                                                        56,981,012
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.97%
         385,490  COST PLUS INCORPORATED+<<                                                                     $        6,611,154
                                                                                                                ------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.35%
         299,000  AZTAR CORPORATION+                                                                                     9,086,610
         159,820  GAYLORD ENTERTAINMENT COMPANY+<<                                                                       6,966,554

                                                                                                                        16,053,164
                                                                                                                ------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.31%
         396,150  AGCO CORPORATION+<<                                                                                    6,564,206
         770,180  DOT HILL SYSTEMS CORPORATION+<<                                                                        5,337,347
         451,960  EMULEX CORPORATION+                                                                                    8,944,288
         390,032  SPARTECH CORPORATION                                                                                   8,561,202
         215,890  TIMKEN COMPANY                                                                                         6,912,798

                                                                                                                        36,319,841
                                                                                                                ------------------
INSURANCE CARRIERS - 6.35%
         478,650  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                      6,246,383
         267,120  ARGONAUT GROUP INCORPORATED+                                                                           8,753,522
         218,150  ASSURED GUARANTY LIMITED                                                                               5,538,829
         143,240  INFINITY PROPERTY & CASUALTY CORPORATION                                                               5,329,960
         197,200  MOLINA HEALTHCARE INCORPORATED+                                                                        5,253,408
         223,130  PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                                               6,932,649
         356,690  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                              5,378,885

                                                                                                                        43,433,636
                                                                                                                ------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.27%
         204,000  ARMOR HOLDINGS INCORPORATED+                                                                           8,700,600
                                                                                                                ------------------
OIL & GAS - 0.65%
         304,820  COMPTON PETROLEUM CORPORATION+<<                                                                       4,480,854
                                                                                                                ------------------
OIL & GAS EXTRACTION - 2.02%
         338,780  BRIGHAM EXPLORATION COMPANY+<<                                                                         4,017,930
         492,170  KEY ENERGY SERVICES INCORPORATED+                                                                      6,629,530
          64,310  OCEANEERING INTERNATIONAL INCORPORATED+                                                                3,201,352

                                                                                                                        13,848,812
                                                                                                                ------------------
PAPER & ALLIED PRODUCTS - 0.35%
         280,950  XERIUM TECHNOLOGIES INCORPORATED                                                                       2,362,790
                                                                                                                ------------------
PRIMARY METAL INDUSTRIES - 1.32%
         459,870  GENERAL CABLE CORPORATION+<<                                                                           9,059,439
                                                                                                                ------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
         256,130  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            3,573,014
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.66%
         285,850  COLUMBIA EQUITY TRUST INCORPORATED                                                                     4,616,477
         181,000  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                                            6,762,160

                                                                                                                        11,378,637
                                                                                                                ------------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.89%
         293,550  APPLIED FILMS CORPORATION+                                                                             6,097,034
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.92%
         213,930  CABOT MICROELECTRONICS CORPORATION+<<                                                         $        6,274,567
                                                                                                                ------------------

TRANSPORTATION EQUIPMENT - 5.43%
         389,880  AFTERMARKET TECHNOLOGY CORPORATION+                                                                    7,579,267
         474,190  ARVIN INDUSTRIES INCORPORATED                                                                          6,823,594
         548,550  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                  6,774,593
         553,560  ORBITAL SCIENCES CORPORATION+<<                                                                        7,107,710
         450,430  TENNECO AUTOMOTIVE INCORPORATED+                                                                       8,832,932

                                                                                                                        37,118,096
                                                                                                                ------------------
TRANSPORTATION SERVICES - 0.99%
         188,170  GATX CORPORATION                                                                                       6,789,174
                                                                                                                ------------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.31%
         314,910  PERFORMANCE FOOD GROUP COMPANY+<<                                                                      8,933,997
                                                                                                                ------------------
WHOLESALE TRADE-DURABLE GOODS - 3.08%
         328,430  ADESA INCORPORATED                                                                                     8,020,261
         398,080  INTERLINE BRANDS INCORPORATED+                                                                         9,056,320
         285,480  WEST MARINE INCORPORATED+<<                                                                            3,991,010

                                                                                                                        21,067,591
                                                                                                                ------------------

TOTAL COMMON STOCKS (COST $591,700,192)                                                                                659,847,472
                                                                                                                ------------------

COLLATERAL FOR SECURITIES LENDING - 19.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.40%
       4,650,376  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 4,650,376
       4,945,365  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        4,945,365

                                                                                                                         9,595,741
                                                                                                                 ------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 17.83%
$     16,000,000  BANK OF AMERICA SECURITIES REPURCHASE AGREEMENT
                  (MATURITY VALUE $16,007,644)                                         4.30%      01/03/2006            16,000,000
      23,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                  $23,010,989)                                                         4.30       01/03/2006            23,000,000
       6,000,000  BUCKINGHAM CDO LLC                                                   4.35       02/03/2006             5,977,680
       5,000,000  BUCKINGHAM II CDO LLC                                                4.30       01/09/2006             4,996,450
       6,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.30       01/06/2007             6,000,000
       6,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.29       01/06/2006             5,997,900
       4,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.30       05/04/2006             3,988,760
       4,000,000  DEER VALLEY FUNDING LLC                                              4.33       01/13/2006             3,995,280
       2,000,000  DEER VALLEY FUNDING LLC                                              4.39       01/17/2006             1,996,680
       2,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.35       06/30/2006             2,000,000
       2,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.41       06/06/2006             2,000,000
       6,000,000  KAUPTHING BANK HF+/-                                                 4.43       01/19/2007             5,999,520
       2,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.30       03/16/2006             2,000,000
       3,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.23       05/26/2006             3,000,420
       2,000,000  LIQUID FUNDING LIMITED+/-                                            4.29       03/03/2006             2,000,000
       4,000,000  LIQUID FUNDING LIMITED+/-                                            4.34       08/14/2006             4,000,000
       4,000,000  MORGAN STANLEY+/-                                                    4.33       01/13/2006             4,000,000
      13,000,000  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                  $13,006,139)                                                         4.25       01/03/2006            13,000,000
       5,000,000  NATEXIS BANQUE POPULAIRES                                            4.06       02/01/2006             5,000,000
       4,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006             4,003,240

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,000,000  WHITE PINE FINANCE LLC SERIES MTN+/-                                   4.23%      06/12/2006  $        3,000,480

                                                                                                                       121,956,410
                                                                                                                ------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $131,552,151)                                                            131,552,151
                                                                                                                ------------------

SHORT-TERM INVESTMENTS - 3.54%
SHARES

MUTUAL FUND - 3.54%
      24,196,322  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           24,196,322
                                                                                                                ------------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,196,322)                                                                         24,196,322
                                                                                                                ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $747,448,665)*                                     119.22%                                                $      815,595,945

OTHER ASSETS AND LIABILITIES, NET                        (19.22)                                                      (131,478,778)
                                                         ------                                                 ------------------

TOTAL NET ASSETS                                         100.00%                                                $      684,117,167
                                                         ------                                                 ------------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/- VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $24,196,322.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

5



ITEM 2. CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Discipline Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, and Wells Fargo Advantage Small Company Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 21, 2006

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Discipline Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, and Wells Fargo Advantage Small Company Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  February 21, 2006

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust

                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        By: /s/ A. Erdem Cimen

                                            A. Erdem Cimen
                                            Treasurer

Date: February 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust

                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        By: /s/ A. Erdem Cimen

                                            A. Erdem Cimen
                                            Treasurer

Date: February 21, 2006